UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2841

Fidelity Capital Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2014

Item 1. Reports to Stockholders

Fidelity®

Capital Appreciation

Fund -
Class K

Semiannual Report

April 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 to April 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period* November 1, 2013 to April 30, 2014
Capital Appreciation	.82%
Actual		$ 1,000.00	$ 1,054.00	$ 4.18
HypotheticalA		$ 1,000.00	$ 1,020.73	$ 4.11
Class K	.70%
Actual		$ 1,000.00	$ 1,054.70	$ 3.57
HypotheticalA		$ 1,000.00	$ 1,021.32	$ 3.51

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Amgen, Inc.	6.2	5.6
Facebook, Inc. Class A	5.1	1.1
Gilead Sciences, Inc.	4.5	2.6
Google, Inc. Class A	4.1	1.9
Lorillard, Inc.	4.0	3.0
Starbucks Corp.	3.9	3.6
Ameriprise Financial, Inc.	3.8	2.1
Biogen Idec, Inc.	3.1	2.8
TJX Companies, Inc.	3.0	3.0
Visa, Inc. Class A	2.8	1.2
	40.5
Top Five Market Sectors as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Health Care	26.9	20.5
Consumer Discretionary	25.2	33.2
Financials	16.9	10.6
Information Technology	14.9	11.2
Industrials	4.6	13.6
Asset Allocation (% of fund's net assets)
As of April 30, 2014 *		As of October 31, 2013 **
	Stocks 94.4%		Stocks 98.1%
	Short-Term Investments and Net Other Assets (Liabilities) 5.6%		Short-Term Investments and Net Other Assets (Liabilities) 1.9%
* Foreign investments	11.0%	** Foreign investments	11.2%

Semiannual Report

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 25.2%
Auto Components - 0.1%
Tenneco, Inc. (a)	98,000	$ 5,867
Automobiles - 3.5%
Harley-Davidson, Inc.	2,796,269	206,756
Tesla Motors, Inc. (a)(d)	383,877	79,804
		286,560
Diversified Consumer Services - 0.6%
H&R Block, Inc.	1,818,493	51,682
Hotels, Restaurants & Leisure - 9.1%
Brinker International, Inc.	1,997,767	98,170
Chipotle Mexican Grill, Inc. (a)	19,600	9,771
Las Vegas Sands Corp.	98,000	7,755
Paddy Power PLC (Ireland)	1,484,658	114,522
Starbucks Corp.	4,498,524	317,686
Whitbread PLC	1,410,862	97,190
Wyndham Worldwide Corp.	1,332,689	95,074
Wynn Resorts Ltd.	49,000	9,991
		750,159
Internet & Catalog Retail - 0.5%
ASOS PLC (a)	515,417	37,194
Leisure Products - 1.1%
Polaris Industries, Inc.	653,937	87,843
Media - 2.5%
Dentsu, Inc.	959,500	39,418
Interpublic Group of Companies, Inc.	4,012,294	69,894
Naspers Ltd. Class N	406,781	38,356
The Walt Disney Co.	737,924	58,547
		206,215
Specialty Retail - 6.7%
Gap, Inc.	5,108,208	200,753
Home Depot, Inc.	891,528	70,885
TJX Companies, Inc.	4,251,815	247,371
World Duty Free SpA (a)	2,197,870	29,440
		548,449
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 1.1%
Coach, Inc.	440,800	$ 19,682
Oxford Industries, Inc. (e)	1,059,269	69,922
		89,604
TOTAL CONSUMER DISCRETIONARY		2,063,573
CONSUMER STAPLES - 4.0%
Tobacco - 4.0%
Lorillard, Inc.	5,495,188	326,524
ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Devon Energy Corp.	558,300	39,081
FINANCIALS - 16.9%
Banks - 1.9%
Bank of America Corp.	10,064,610	152,378
Capital Markets - 12.8%
Affiliated Managers Group, Inc. (a)	832,836	165,068
Ameriprise Financial, Inc.	2,800,979	312,673
BlackRock, Inc. Class A	485,716	146,201
Charles Schwab Corp.	6,364,246	168,971
E*TRADE Financial Corp. (a)	5,228,643	117,383
Monex Group, Inc.	8,540,500	28,570
Morgan Stanley	3,594,547	111,179
		1,050,045
Diversified Financial Services - 2.0%
McGraw Hill Financial, Inc.	2,210,842	163,448
Insurance - 0.2%
Marsh & McLennan Companies, Inc.	391,900	19,325
TOTAL FINANCIALS		1,385,196
HEALTH CARE - 26.9%
Biotechnology - 18.4%
Actelion Ltd.	717,670	70,495
Alexion Pharmaceuticals, Inc. (a)	748,018	118,336
Amgen, Inc.	4,539,799	507,321
Biogen Idec, Inc. (a)	898,192	257,889
Celgene Corp. (a)	811,147	119,247
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Cubist Pharmaceuticals, Inc.	899,712	$ 63,034
Gilead Sciences, Inc. (a)	4,730,618	371,306
		1,507,628
Health Care Equipment & Supplies - 1.8%
Boston Scientific Corp. (a)	11,695,094	147,475
Health Care Providers & Services - 0.7%
McKesson Corp.	333,100	56,357
Life Sciences Tools & Services - 0.9%
Illumina, Inc. (a)	509,805	69,257
PAREXEL International Corp. (a)	98,000	4,444
		73,701
Pharmaceuticals - 5.1%
Actavis PLC (a)	636,536	130,063
Astellas Pharma, Inc.	2,497,300	27,774
Jazz Pharmaceuticals PLC (a)	814,199	109,835
Merck & Co., Inc.	489,900	28,689
Pacira Pharmaceuticals, Inc. (a)	872,522	59,759
Perrigo Co. PLC	350,199	50,730
The Medicines Company (a)	580,195	15,433
		422,283
TOTAL HEALTH CARE		2,207,444
INDUSTRIALS - 4.6%
Airlines - 1.8%
American Airlines Group, Inc.	1,099,887	38,573
United Continental Holdings, Inc. (a)	2,676,620	109,393
		147,966
Building Products - 1.0%
Lennox International, Inc.	924,500	77,501
Electrical Equipment - 0.6%
Eaton Corp. PLC	725,841	52,725
Machinery - 0.5%
Pentair Ltd.	420,041	31,205
Wabtec Corp.	156,700	11,682
		42,887
Professional Services - 0.1%
Verisk Analytics, Inc. (a)	71,017	4,267
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - 0.6%
Union Pacific Corp.	264,500	$ 50,369
Trading Companies & Distributors - 0.0%
AerCap Holdings NV (a)	55,800	2,329
TOTAL INDUSTRIALS		378,044
INFORMATION TECHNOLOGY - 14.9%
Electronic Equipment & Components - 0.5%
OMRON Corp.	1,177,700	41,586
Internet Software & Services - 9.2%
Cvent, Inc.	45,800	1,261
Demandware, Inc. (a)	45,373	2,252
Facebook, Inc. Class A (a)	6,955,466	415,798
Google, Inc. Class A (a)	625,901	334,782
		754,093
IT Services - 3.6%
Cognizant Technology Solutions Corp. Class A (a)	1,298,702	62,214
Visa, Inc. Class A	1,146,573	232,307
		294,521
Software - 1.6%
Concur Technologies, Inc. (a)	73,888	5,946
Intuit, Inc.	58,800	4,454
NetSuite, Inc. (a)	34,359	2,656
Oracle Corp.	2,077,900	84,945
SS&C Technologies Holdings, Inc. (a)	699,923	27,241
Ultimate Software Group, Inc. (a)	49,000	5,862
		131,104
Technology Hardware, Storage & Peripherals - 0.0%
Cray, Inc. (a)	146,900	4,217
TOTAL INFORMATION TECHNOLOGY		1,225,521
MATERIALS - 1.4%
Chemicals - 1.4%
Eastman Chemical Co.	992,293	86,498
Ferro Corp. (a)	1,900,887	24,674
		111,172
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
RingCentral, Inc.	142,306	$ 2,157
TOTAL COMMON STOCKS (Cost $6,260,502)		7,738,712
Money Market Funds - 7.3%

Fidelity Cash Central Fund, 0.11% (b)	516,355,470	516,355
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	81,087,045	81,087
TOTAL MONEY MARKET FUNDS (Cost $597,442)		597,442
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $6,857,944)		8,336,154
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(137,038)
NET ASSETS - 100%		$ 8,199,116
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 189
Fidelity Securities Lending Cash Central Fund	2,065
Total	$ 2,254
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Oxford Industries, Inc.	$ 73,469	$ 2,611	$ -	$ 409	$ 69,922
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 100,182
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	89.0%
Ireland	5.5%
United Kingdom	1.7%
Japan	1.6%
Switzerland	1.3%
Others (Individually Less Than 1%)	0.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $79,797) - See accompanying schedule: Unaffiliated issuers (cost $6,220,278)	$ 7,668,790
Fidelity Central Funds (cost $597,442)	597,442
Other affiliated issuers (cost $40,224)	69,922
Total Investments (cost $6,857,944)		$ 8,336,154
Receivable for investments sold		117,845
Receivable for fund shares sold		3,378
Dividends receivable		4,346
Distributions receivable from Fidelity Central Funds		72
Prepaid expenses		7
Other receivables		180
Total assets		8,461,982

Liabilities
Payable for investments purchased	$ 118,759
Payable for fund shares redeemed	57,966
Accrued management fee	3,793
Other affiliated payables	1,068
Other payables and accrued expenses	193
Collateral on securities loaned, at value	81,087
Total liabilities		262,866

Net Assets		$ 8,199,116
Net Assets consist of:
Paid in capital		$ 5,977,781
Undistributed net investment income		6,099
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		737,014
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,478,222
Net Assets		$ 8,199,116

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2014 (Unaudited)

Capital Appreciation: Net Asset Value, offering price and redemption price per share ($5,974,332 ÷ 167,756 shares)	$ 35.61

Class K: Net Asset Value, offering price and redemption price per share ($2,224,784 ÷ 62,373 shares)	$ 35.67

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended April 30, 2014 (Unaudited)

Investment Income
Dividends (including $409 earned from other affiliated issuers)		$ 44,015
Interest		6
Income from Fidelity Central Funds		2,254
Total income		46,275

Expenses
Management fee Basic fee	$ 23,209
Performance adjustment	3,336
Transfer agent fees	5,588
Accounting and security lending fees	632
Custodian fees and expenses	145
Independent trustees' compensation	16
Appreciation in deferred trustee compensation account	1
Registration fees	80
Audit	38
Legal	32
Miscellaneous	29
Total expenses before reductions	33,106
Expense reductions	(133)	32,973
Net investment income (loss)		13,302
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	739,447
Foreign currency transactions	(477)
Total net realized gain (loss)		738,970
Change in net unrealized appreciation (depreciation) on: Investment securities	(318,426)
Assets and liabilities in foreign currencies	(104)
Total change in net unrealized appreciation (depreciation)		(318,530)
Net gain (loss)		420,440
Net increase (decrease) in net assets resulting from operations		$ 433,742

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2014 (Unaudited)	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 13,302	$ 43,157
Net realized gain (loss)	738,970	795,964
Change in net unrealized appreciation (depreciation)	(318,530)	1,075,378
Net increase (decrease) in net assets resulting from operations	433,742	1,914,499
Distributions to shareholders from net investment income	(33,391)	(37,048)
Distributions to shareholders from net realized gain	(749,339)	(122,911)
Total distributions	(782,730)	(159,959)
Share transactions - net increase (decrease)	502,553	175,440
Total increase (decrease) in net assets	153,565	1,929,980

Net Assets
Beginning of period	8,045,551	6,115,571
End of period (including undistributed net investment income of $6,099 and undistributed net investment income of $26,188, respectively)	$ 8,199,116	$ 8,045,551

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Capital Appreciation

	Six months ended April 30, 2014 (Unaudited)	Years ended October 31,
		2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 37.30	$ 29.21	$ 25.51	$ 24.03	$ 18.71	$ 16.68
Income from Investment Operations
Net investment income (loss) D	.05	.19	.15	.06	.04	.04
Net realized and unrealized gain (loss)	1.90	8.66	3.59	1.44	5.30	2.17
Total from investment operations	1.95	8.85	3.74	1.50	5.34	2.21
Distributions from net investment income	(.14)	(.17)	(.04)	(.02)	(.02)	(.18)
Distributions from net realized gain	(3.50)	(.59)	-	-	-	-
Total distributions	(3.64)	(.76)	(.04)	(.02)	(.02)	(.18)
Net asset value, end of period	$ 35.61	$ 37.30	$ 29.21	$ 25.51	$ 24.03	$ 18.71
Total Return B, C	5.40%	31.03%	14.70%	6.24%	28.57%	13.54%
Ratios to Average Net Assets E, G
Expenses before reductions	.82% A	.79%	.96%	.91%	.88%	.79%
Expenses net of fee waivers, if any	.82% A	.79%	.96%	.91%	.88%	.79%
Expenses net of all reductions	.81% A	.77%	.95%	.90%	.86%	.78%
Net investment income (loss)	.28% A	.57%	.53%	.25%	.16%	.25%
Supplemental Data
Net assets, end of period (in millions)	$ 5,974	$ 5,920	$ 4,678	$ 4,319	$ 4,672	$ 4,627
Portfolio turnover rate F	110% A	156%	169%	182%	186%	243%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended April 30, 2014 (Unaudited)	Years ended October 31,
		2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 37.38	$ 29.28	$ 25.57	$ 24.09	$ 18.73	$ 16.69
Income from Investment Operations
Net investment income (loss) D	.07	.23	.19	.10	.08	.08
Net realized and unrealized gain (loss)	1.91	8.67	3.61	1.44	5.31	2.18
Total from investment operations	1.98	8.90	3.80	1.54	5.39	2.26
Distributions from net investment income	(.19)	(.21)	(.09)	(.06)	(.03)	(.22)
Distributions from net realized gain	(3.50)	(.59)	-	-	-	-
Total distributions	(3.69)	(.80)	(.09)	(.06)	(.03)	(.22)
Net asset value, end of period	$ 35.67	$ 37.38	$ 29.28	$ 25.57	$ 24.09	$ 18.73
Total Return B, C	5.47%	31.19%	14.92%	6.41%	28.80%	13.85%
Ratios to Average Net Assets E, G
Expenses before reductions	.70% A	.66%	.81%	.75%	.70%	.55%
Expenses net of fee waivers, if any	.70% A	.66%	.81%	.75%	.70%	.55%
Expenses net of all reductions	.70% A	.63%	.80%	.74%	.68%	.54%
Net investment income (loss)	.40% A	.70%	.68%	.41%	.34%	.49%
Supplemental Data
Net assets, end of period (in millions)	$ 2,225	$ 2,125	$ 1,438	$ 856	$ 712	$ 283
Portfolio turnover rate F	110% A	156%	169%	182%	186%	243%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2014 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Capital Appreciation Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Capital Appreciation and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2014, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,599,465
Gross unrealized depreciation	(127,975)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,471,490

Tax cost	$ 6,864,664

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $4,409,440 and $4,981,841, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Capital Appreciation as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .63% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Capital Appreciation. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Capital Appreciation	$ 5,078.16
Class K	510.05
	$ 5,588

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $136 for the period.

Semiannual Report

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $8 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $2,065, including $32 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $107 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $26.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2014	Year ended October 31, 2013
From net investment income
Capital Appreciation	$ 22,746	$ 26,504
Class K	10,645	10,544
Total	$ 33,391	$ 37,048
From net realized gain
Capital Appreciation	$ 552,386	$ 93,377
Class K	196,953	29,534
Total	$ 749,339	$ 122,911

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013	Six months ended April 30, 2014	Year ended October 31, 2013
Capital Appreciation
Shares sold	11,607	32,919	$ 425,519	$ 1,054,722
Reinvestment of distributions	15,586	3,961	545,519	114,756
Shares redeemed	(18,158)	(38,292)	(661,684)	(1,235,981)
Net increase (decrease)	9,035	(1,412)	$ 309,354	$ (66,503)
Class K
Shares sold	7,723	17,969	$ 282,758	$ 581,909
Reinvestment of distributions	5,926	1,382	207,598	40,079
Shares redeemed	(8,144)	(11,591)	(297,157)	(380,045)
Net increase (decrease)	5,505	7,760	$ 193,199	$ 241,943

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

CAF-K-USAN-0614
1.863092.105

Fidelity®

Capital Appreciation

Fund

Semiannual Report

April 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 to April 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period* November 1, 2013 to April 30, 2014
Capital Appreciation	.82%
Actual		$ 1,000.00	$ 1,054.00	$ 4.18
HypotheticalA		$ 1,000.00	$ 1,020.73	$ 4.11
Class K	.70%
Actual		$ 1,000.00	$ 1,054.70	$ 3.57
HypotheticalA		$ 1,000.00	$ 1,021.32	$ 3.51

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Amgen, Inc.	6.2	5.6
Facebook, Inc. Class A	5.1	1.1
Gilead Sciences, Inc.	4.5	2.6
Google, Inc. Class A	4.1	1.9
Lorillard, Inc.	4.0	3.0
Starbucks Corp.	3.9	3.6
Ameriprise Financial, Inc.	3.8	2.1
Biogen Idec, Inc.	3.1	2.8
TJX Companies, Inc.	3.0	3.0
Visa, Inc. Class A	2.8	1.2
	40.5
Top Five Market Sectors as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Health Care	26.9	20.5
Consumer Discretionary	25.2	33.2
Financials	16.9	10.6
Information Technology	14.9	11.2
Industrials	4.6	13.6
Asset Allocation (% of fund's net assets)
As of April 30, 2014 *		As of October 31, 2013 **
	Stocks 94.4%		Stocks 98.1%
	Short-Term Investments and Net Other Assets (Liabilities) 5.6%		Short-Term Investments and Net Other Assets (Liabilities) 1.9%
* Foreign investments	11.0%	** Foreign investments	11.2%

Semiannual Report

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 25.2%
Auto Components - 0.1%
Tenneco, Inc. (a)	98,000	$ 5,867
Automobiles - 3.5%
Harley-Davidson, Inc.	2,796,269	206,756
Tesla Motors, Inc. (a)(d)	383,877	79,804
		286,560
Diversified Consumer Services - 0.6%
H&R Block, Inc.	1,818,493	51,682
Hotels, Restaurants & Leisure - 9.1%
Brinker International, Inc.	1,997,767	98,170
Chipotle Mexican Grill, Inc. (a)	19,600	9,771
Las Vegas Sands Corp.	98,000	7,755
Paddy Power PLC (Ireland)	1,484,658	114,522
Starbucks Corp.	4,498,524	317,686
Whitbread PLC	1,410,862	97,190
Wyndham Worldwide Corp.	1,332,689	95,074
Wynn Resorts Ltd.	49,000	9,991
		750,159
Internet & Catalog Retail - 0.5%
ASOS PLC (a)	515,417	37,194
Leisure Products - 1.1%
Polaris Industries, Inc.	653,937	87,843
Media - 2.5%
Dentsu, Inc.	959,500	39,418
Interpublic Group of Companies, Inc.	4,012,294	69,894
Naspers Ltd. Class N	406,781	38,356
The Walt Disney Co.	737,924	58,547
		206,215
Specialty Retail - 6.7%
Gap, Inc.	5,108,208	200,753
Home Depot, Inc.	891,528	70,885
TJX Companies, Inc.	4,251,815	247,371
World Duty Free SpA (a)	2,197,870	29,440
		548,449
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 1.1%
Coach, Inc.	440,800	$ 19,682
Oxford Industries, Inc. (e)	1,059,269	69,922
		89,604
TOTAL CONSUMER DISCRETIONARY		2,063,573
CONSUMER STAPLES - 4.0%
Tobacco - 4.0%
Lorillard, Inc.	5,495,188	326,524
ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Devon Energy Corp.	558,300	39,081
FINANCIALS - 16.9%
Banks - 1.9%
Bank of America Corp.	10,064,610	152,378
Capital Markets - 12.8%
Affiliated Managers Group, Inc. (a)	832,836	165,068
Ameriprise Financial, Inc.	2,800,979	312,673
BlackRock, Inc. Class A	485,716	146,201
Charles Schwab Corp.	6,364,246	168,971
E*TRADE Financial Corp. (a)	5,228,643	117,383
Monex Group, Inc.	8,540,500	28,570
Morgan Stanley	3,594,547	111,179
		1,050,045
Diversified Financial Services - 2.0%
McGraw Hill Financial, Inc.	2,210,842	163,448
Insurance - 0.2%
Marsh & McLennan Companies, Inc.	391,900	19,325
TOTAL FINANCIALS		1,385,196
HEALTH CARE - 26.9%
Biotechnology - 18.4%
Actelion Ltd.	717,670	70,495
Alexion Pharmaceuticals, Inc. (a)	748,018	118,336
Amgen, Inc.	4,539,799	507,321
Biogen Idec, Inc. (a)	898,192	257,889
Celgene Corp. (a)	811,147	119,247
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Cubist Pharmaceuticals, Inc.	899,712	$ 63,034
Gilead Sciences, Inc. (a)	4,730,618	371,306
		1,507,628
Health Care Equipment & Supplies - 1.8%
Boston Scientific Corp. (a)	11,695,094	147,475
Health Care Providers & Services - 0.7%
McKesson Corp.	333,100	56,357
Life Sciences Tools & Services - 0.9%
Illumina, Inc. (a)	509,805	69,257
PAREXEL International Corp. (a)	98,000	4,444
		73,701
Pharmaceuticals - 5.1%
Actavis PLC (a)	636,536	130,063
Astellas Pharma, Inc.	2,497,300	27,774
Jazz Pharmaceuticals PLC (a)	814,199	109,835
Merck & Co., Inc.	489,900	28,689
Pacira Pharmaceuticals, Inc. (a)	872,522	59,759
Perrigo Co. PLC	350,199	50,730
The Medicines Company (a)	580,195	15,433
		422,283
TOTAL HEALTH CARE		2,207,444
INDUSTRIALS - 4.6%
Airlines - 1.8%
American Airlines Group, Inc.	1,099,887	38,573
United Continental Holdings, Inc. (a)	2,676,620	109,393
		147,966
Building Products - 1.0%
Lennox International, Inc.	924,500	77,501
Electrical Equipment - 0.6%
Eaton Corp. PLC	725,841	52,725
Machinery - 0.5%
Pentair Ltd.	420,041	31,205
Wabtec Corp.	156,700	11,682
		42,887
Professional Services - 0.1%
Verisk Analytics, Inc. (a)	71,017	4,267
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - 0.6%
Union Pacific Corp.	264,500	$ 50,369
Trading Companies & Distributors - 0.0%
AerCap Holdings NV (a)	55,800	2,329
TOTAL INDUSTRIALS		378,044
INFORMATION TECHNOLOGY - 14.9%
Electronic Equipment & Components - 0.5%
OMRON Corp.	1,177,700	41,586
Internet Software & Services - 9.2%
Cvent, Inc.	45,800	1,261
Demandware, Inc. (a)	45,373	2,252
Facebook, Inc. Class A (a)	6,955,466	415,798
Google, Inc. Class A (a)	625,901	334,782
		754,093
IT Services - 3.6%
Cognizant Technology Solutions Corp. Class A (a)	1,298,702	62,214
Visa, Inc. Class A	1,146,573	232,307
		294,521
Software - 1.6%
Concur Technologies, Inc. (a)	73,888	5,946
Intuit, Inc.	58,800	4,454
NetSuite, Inc. (a)	34,359	2,656
Oracle Corp.	2,077,900	84,945
SS&C Technologies Holdings, Inc. (a)	699,923	27,241
Ultimate Software Group, Inc. (a)	49,000	5,862
		131,104
Technology Hardware, Storage & Peripherals - 0.0%
Cray, Inc. (a)	146,900	4,217
TOTAL INFORMATION TECHNOLOGY		1,225,521
MATERIALS - 1.4%
Chemicals - 1.4%
Eastman Chemical Co.	992,293	86,498
Ferro Corp. (a)	1,900,887	24,674
		111,172
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
RingCentral, Inc.	142,306	$ 2,157
TOTAL COMMON STOCKS (Cost $6,260,502)		7,738,712
Money Market Funds - 7.3%

Fidelity Cash Central Fund, 0.11% (b)	516,355,470	516,355
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	81,087,045	81,087
TOTAL MONEY MARKET FUNDS (Cost $597,442)		597,442
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $6,857,944)		8,336,154
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(137,038)
NET ASSETS - 100%		$ 8,199,116
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 189
Fidelity Securities Lending Cash Central Fund	2,065
Total	$ 2,254
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Oxford Industries, Inc.	$ 73,469	$ 2,611	$ -	$ 409	$ 69,922
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 100,182
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	89.0%
Ireland	5.5%
United Kingdom	1.7%
Japan	1.6%
Switzerland	1.3%
Others (Individually Less Than 1%)	0.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $79,797) - See accompanying schedule: Unaffiliated issuers (cost $6,220,278)	$ 7,668,790
Fidelity Central Funds (cost $597,442)	597,442
Other affiliated issuers (cost $40,224)	69,922
Total Investments (cost $6,857,944)		$ 8,336,154
Receivable for investments sold		117,845
Receivable for fund shares sold		3,378
Dividends receivable		4,346
Distributions receivable from Fidelity Central Funds		72
Prepaid expenses		7
Other receivables		180
Total assets		8,461,982

Liabilities
Payable for investments purchased	$ 118,759
Payable for fund shares redeemed	57,966
Accrued management fee	3,793
Other affiliated payables	1,068
Other payables and accrued expenses	193
Collateral on securities loaned, at value	81,087
Total liabilities		262,866

Net Assets		$ 8,199,116
Net Assets consist of:
Paid in capital		$ 5,977,781
Undistributed net investment income		6,099
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		737,014
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,478,222
Net Assets		$ 8,199,116

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2014 (Unaudited)

Capital Appreciation: Net Asset Value, offering price and redemption price per share ($5,974,332 ÷ 167,756 shares)	$ 35.61

Class K: Net Asset Value, offering price and redemption price per share ($2,224,784 ÷ 62,373 shares)	$ 35.67

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended April 30, 2014 (Unaudited)

Investment Income
Dividends (including $409 earned from other affiliated issuers)		$ 44,015
Interest		6
Income from Fidelity Central Funds		2,254
Total income		46,275

Expenses
Management fee Basic fee	$ 23,209
Performance adjustment	3,336
Transfer agent fees	5,588
Accounting and security lending fees	632
Custodian fees and expenses	145
Independent trustees' compensation	16
Appreciation in deferred trustee compensation account	1
Registration fees	80
Audit	38
Legal	32
Miscellaneous	29
Total expenses before reductions	33,106
Expense reductions	(133)	32,973
Net investment income (loss)		13,302
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	739,447
Foreign currency transactions	(477)
Total net realized gain (loss)		738,970
Change in net unrealized appreciation (depreciation) on: Investment securities	(318,426)
Assets and liabilities in foreign currencies	(104)
Total change in net unrealized appreciation (depreciation)		(318,530)
Net gain (loss)		420,440
Net increase (decrease) in net assets resulting from operations		$ 433,742

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2014 (Unaudited)	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 13,302	$ 43,157
Net realized gain (loss)	738,970	795,964
Change in net unrealized appreciation (depreciation)	(318,530)	1,075,378
Net increase (decrease) in net assets resulting from operations	433,742	1,914,499
Distributions to shareholders from net investment income	(33,391)	(37,048)
Distributions to shareholders from net realized gain	(749,339)	(122,911)
Total distributions	(782,730)	(159,959)
Share transactions - net increase (decrease)	502,553	175,440
Total increase (decrease) in net assets	153,565	1,929,980

Net Assets
Beginning of period	8,045,551	6,115,571
End of period (including undistributed net investment income of $6,099 and undistributed net investment income of $26,188, respectively)	$ 8,199,116	$ 8,045,551

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Capital Appreciation

	Six months ended April 30, 2014 (Unaudited)	Years ended October 31,
		2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 37.30	$ 29.21	$ 25.51	$ 24.03	$ 18.71	$ 16.68
Income from Investment Operations
Net investment income (loss) D	.05	.19	.15	.06	.04	.04
Net realized and unrealized gain (loss)	1.90	8.66	3.59	1.44	5.30	2.17
Total from investment operations	1.95	8.85	3.74	1.50	5.34	2.21
Distributions from net investment income	(.14)	(.17)	(.04)	(.02)	(.02)	(.18)
Distributions from net realized gain	(3.50)	(.59)	-	-	-	-
Total distributions	(3.64)	(.76)	(.04)	(.02)	(.02)	(.18)
Net asset value, end of period	$ 35.61	$ 37.30	$ 29.21	$ 25.51	$ 24.03	$ 18.71
Total Return B, C	5.40%	31.03%	14.70%	6.24%	28.57%	13.54%
Ratios to Average Net Assets E, G
Expenses before reductions	.82% A	.79%	.96%	.91%	.88%	.79%
Expenses net of fee waivers, if any	.82% A	.79%	.96%	.91%	.88%	.79%
Expenses net of all reductions	.81% A	.77%	.95%	.90%	.86%	.78%
Net investment income (loss)	.28% A	.57%	.53%	.25%	.16%	.25%
Supplemental Data
Net assets, end of period (in millions)	$ 5,974	$ 5,920	$ 4,678	$ 4,319	$ 4,672	$ 4,627
Portfolio turnover rate F	110% A	156%	169%	182%	186%	243%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended April 30, 2014 (Unaudited)	Years ended October 31,
		2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 37.38	$ 29.28	$ 25.57	$ 24.09	$ 18.73	$ 16.69
Income from Investment Operations
Net investment income (loss) D	.07	.23	.19	.10	.08	.08
Net realized and unrealized gain (loss)	1.91	8.67	3.61	1.44	5.31	2.18
Total from investment operations	1.98	8.90	3.80	1.54	5.39	2.26
Distributions from net investment income	(.19)	(.21)	(.09)	(.06)	(.03)	(.22)
Distributions from net realized gain	(3.50)	(.59)	-	-	-	-
Total distributions	(3.69)	(.80)	(.09)	(.06)	(.03)	(.22)
Net asset value, end of period	$ 35.67	$ 37.38	$ 29.28	$ 25.57	$ 24.09	$ 18.73
Total Return B, C	5.47%	31.19%	14.92%	6.41%	28.80%	13.85%
Ratios to Average Net Assets E, G
Expenses before reductions	.70% A	.66%	.81%	.75%	.70%	.55%
Expenses net of fee waivers, if any	.70% A	.66%	.81%	.75%	.70%	.55%
Expenses net of all reductions	.70% A	.63%	.80%	.74%	.68%	.54%
Net investment income (loss)	.40% A	.70%	.68%	.41%	.34%	.49%
Supplemental Data
Net assets, end of period (in millions)	$ 2,225	$ 2,125	$ 1,438	$ 856	$ 712	$ 283
Portfolio turnover rate F	110% A	156%	169%	182%	186%	243%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2014 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Capital Appreciation Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Capital Appreciation and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2014, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,599,465
Gross unrealized depreciation	(127,975)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,471,490

Tax cost	$ 6,864,664

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $4,409,440 and $4,981,841, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Capital Appreciation as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .63% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Capital Appreciation. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Capital Appreciation	$ 5,078.16
Class K	510.05
	$ 5,588

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $136 for the period.

Semiannual Report

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $8 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $2,065, including $32 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $107 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $26.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2014	Year ended October 31, 2013
From net investment income
Capital Appreciation	$ 22,746	$ 26,504
Class K	10,645	10,544
Total	$ 33,391	$ 37,048
From net realized gain
Capital Appreciation	$ 552,386	$ 93,377
Class K	196,953	29,534
Total	$ 749,339	$ 122,911

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013	Six months ended April 30, 2014	Year ended October 31, 2013
Capital Appreciation
Shares sold	11,607	32,919	$ 425,519	$ 1,054,722
Reinvestment of distributions	15,586	3,961	545,519	114,756
Shares redeemed	(18,158)	(38,292)	(661,684)	(1,235,981)
Net increase (decrease)	9,035	(1,412)	$ 309,354	$ (66,503)
Class K
Shares sold	7,723	17,969	$ 282,758	$ 581,909
Reinvestment of distributions	5,926	1,382	207,598	40,079
Shares redeemed	(8,144)	(11,591)	(297,157)	(380,045)
Net increase (decrease)	5,505	7,760	$ 193,199	$ 241,943

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

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(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

The Fidelity Telephone Connection

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(Fidelity Investment logo)(registered trademark)
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245 Summer St., Boston, MA 02210
www.fidelity.com

CAF-USAN-0614
1.784911.111

Fidelity®

Disciplined Equity

Fund -
Class K

Semiannual Report

April 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 to April 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period* November 1, 2013 to April 30, 2014
Disciplined Equity	.41%
Actual		$ 1,000.00	$ 1,089.20	$ 2.12
HypotheticalA		$ 1,000.00	$ 1,022.76	$ 2.06
Class K	.30%
Actual		$ 1,000.00	$ 1,089.70	$ 1.55
HypotheticalA		$ 1,000.00	$ 1,023.31	$ 1.51

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	4.0	3.4
Chevron Corp.	3.5	2.8
Merck & Co., Inc.	2.6	0.0
Wells Fargo & Co.	2.4	2.2
Oracle Corp.	2.4	0.0
Johnson & Johnson	2.4	0.4
Verizon Communications, Inc.	2.2	1.4
The Boeing Co.	2.1	1.2
Microsoft Corp.	2.0	2.3
Procter & Gamble Co.	1.9	2.2
	25.5
Top Five Market Sectors as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	16.6	19.3
Health Care	15.4	11.6
Financials	14.1	14.0
Consumer Discretionary	13.5	14.4
Energy	12.2	10.5
Asset Allocation (% of fund's net assets)
As of April 30, 2014*		As of October 31, 2013**
	Stocks 98.5%		Stocks 98.2%
	Short-Term Investments and Net Other Assets (Liabilities) 1.5%		Short-Term Investments and Net Other Assets (Liabilities) 1.8%
* Foreign investments	6.4%	** Foreign investments	5.5%

Semiannual Report

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.5%
Auto Components - 0.4%
Allison Transmission Holdings, Inc.	97,573	$ 2,912
Johnson Controls, Inc.	47,935	2,164
		5,076
Automobiles - 1.8%
General Motors Co.	710,659	24,504
Diversified Consumer Services - 1.2%
Apollo Ed Group, Inc. Class A (non-vtg.) (a)	583,635	16,844
Hotels, Restaurants & Leisure - 1.2%
Bally Technologies, Inc. (a)	211,509	13,771
Las Vegas Sands Corp.	33,996	2,690
		16,461
Household Durables - 1.4%
Harman International Industries, Inc.	47,389	5,194
PulteGroup, Inc.	474,275	8,722
Whirlpool Corp.	40,948	6,281
		20,197
Media - 4.2%
The Walt Disney Co.	276,063	21,903
Time Warner Cable, Inc.	146,953	20,788
Viacom, Inc. Class B (non-vtg.)	186,943	15,886
		58,577
Multiline Retail - 0.2%
Macy's, Inc.	43,245	2,484
Specialty Retail - 1.5%
GameStop Corp. Class A	481,491	19,106
Staples, Inc. (d)	153,435	1,918
		21,024
Textiles, Apparel & Luxury Goods - 1.6%
Hanesbrands, Inc.	280,270	23,007
TOTAL CONSUMER DISCRETIONARY		188,174
CONSUMER STAPLES - 10.4%
Beverages - 1.7%
The Coca-Cola Co.	587,095	23,948
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 2.4%
Kroger Co.	508,221	$ 23,398
Wal-Mart Stores, Inc.	128,733	10,261
		33,659
Food Products - 3.5%
Archer Daniels Midland Co.	548,461	23,984
ConAgra Foods, Inc.	34,349	1,048
Keurig Green Mountain, Inc.	27,224	2,550
Mondelez International, Inc.	97,396	3,472
The J.M. Smucker Co.	758	73
Tyson Foods, Inc. Class A	430,025	18,048
		49,175
Household Products - 1.9%
Procter & Gamble Co.	314,513	25,963
Personal Products - 0.2%
Nu Skin Enterprises, Inc. Class A	29,575	2,573
Tobacco - 0.7%
Lorillard, Inc.	151,543	9,005
TOTAL CONSUMER STAPLES		144,323
ENERGY - 12.2%
Energy Equipment & Services - 1.6%
Oil States International, Inc. (a)	219,190	21,292
Oil, Gas & Consumable Fuels - 10.6%
Chevron Corp.	388,005	48,702
Exxon Mobil Corp.	542,070	55,516
Marathon Petroleum Corp.	108,159	10,053
Phillips 66 Co.	100,508	8,364
Valero Energy Corp.	439,736	25,140
		147,775
TOTAL ENERGY		169,067
FINANCIALS - 14.1%
Banks - 7.7%
Bank of America Corp.	1,254,534	18,994
Citigroup, Inc.	396,646	19,003
JPMorgan Chase & Co.	343,276	19,217
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Banks - continued
SunTrust Banks, Inc.	407,365	$ 15,586
Wells Fargo & Co.	685,522	34,029
		106,829
Consumer Finance - 2.3%
Capital One Financial Corp.	323,176	23,883
SLM Corp.	313,582	8,075
		31,958
Diversified Financial Services - 1.2%
Berkshire Hathaway, Inc. Class B (a)	131,421	16,934
Insurance - 1.8%
Everest Re Group Ltd.	158,024	24,973
The Travelers Companies, Inc.	1,731	157
		25,130
Real Estate Investment Trusts - 0.8%
Alexandria Real Estate Equities, Inc.	72,723	5,368
Starwood Waypoint Residential (a)	178,091	4,839
Two Harbors Investment Corp.	148,459	1,541
		11,748
Real Estate Management & Development - 0.0%
CBRE Group, Inc. (a)	13,695	365
Thrifts & Mortgage Finance - 0.3%
Ocwen Financial Corp. (a)	97,311	3,688
TOTAL FINANCIALS		196,652
HEALTH CARE - 15.4%
Biotechnology - 2.6%
Amgen, Inc.	12,058	1,347
Biogen Idec, Inc. (a)	40,812	11,718
Gilead Sciences, Inc. (a)	95,854	7,524
United Therapeutics Corp. (a)	151,567	15,158
		35,747
Health Care Equipment & Supplies - 0.7%
Boston Scientific Corp. (a)	804,220	10,141
Health Care Providers & Services - 4.3%
Cardinal Health, Inc.	227,442	15,809
Express Scripts Holding Co. (a)	263,798	17,564
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
HCA Holdings, Inc. (a)	8,102	$ 421
McKesson Corp.	151,590	25,648
		59,442
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	126,087	6,814
Pharmaceuticals - 7.3%
AbbVie, Inc.	137,951	7,184
Actavis PLC (a)	111,330	22,748
Johnson & Johnson	325,710	32,991
Merck & Co., Inc.	616,845	36,122
Pfizer, Inc.	82,259	2,573
		101,618
TOTAL HEALTH CARE		213,762
INDUSTRIALS - 8.8%
Aerospace & Defense - 4.2%
Alliant Techsystems, Inc.	81,625	11,772
The Boeing Co.	222,602	28,720
United Technologies Corp.	146,239	17,304
		57,796
Airlines - 0.5%
Delta Air Lines, Inc.	188,978	6,960
Southwest Airlines Co.	13,379	323
		7,283
Commercial Services & Supplies - 2.2%
KAR Auction Services, Inc.	339,922	10,123
R.R. Donnelley & Sons Co.	1,182,917	20,819
		30,942
Industrial Conglomerates - 1.1%
Danaher Corp.	198,131	14,539
Professional Services - 0.8%
Manpower, Inc.	66,219	5,386
Towers Watson & Co.	53,039	5,952
		11,338
TOTAL INDUSTRIALS		121,898
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 16.6%
Electronic Equipment & Components - 0.9%
Ingram Micro, Inc. Class A (a)	450,684	$ 12,150
Internet Software & Services - 3.3%
Facebook, Inc. Class A (a)	220,141	13,160
Google, Inc.:
Class A (a)	27,832	14,887
Class C (a)	33,721	17,760
		45,807
IT Services - 4.1%
Accenture PLC Class A	77,801	6,241
Booz Allen Hamilton Holding Corp. Class A	300,547	6,985
Computer Sciences Corp.	285,624	16,903
Science Applications International Corp.	35,060	1,367
Xerox Corp.	2,046,577	24,743
		56,239
Semiconductors & Semiconductor Equipment - 2.7%
Broadcom Corp. Class A	127,071	3,915
Marvell Technology Group Ltd.	1,307,900	20,743
Micron Technology, Inc. (a)	480,021	12,538
		37,196
Software - 4.5%
Adobe Systems, Inc. (a)	9,587	591
Microsoft Corp.	701,969	28,360
Oracle Corp.	831,327	33,985
		62,936
Technology Hardware, Storage & Peripherals - 1.1%
Apple, Inc.	2,194	1,295
Hewlett-Packard Co.	442,146	14,617
		15,912
TOTAL INFORMATION TECHNOLOGY		230,240
MATERIALS - 3.5%
Chemicals - 1.9%
Cabot Corp.	84,090	4,860
Celanese Corp. Class A	55,916	3,435
CF Industries Holdings, Inc.	14,589	3,577
Huntsman Corp.	17,093	428
LyondellBasell Industries NV Class A	146,659	13,566
		25,866
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Containers & Packaging - 1.1%
Rock-Tenn Co. Class A	166,830	$ 15,951
Paper & Forest Products - 0.5%
Domtar Corp.	70,391	6,572
TOTAL MATERIALS		48,389
TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 2.2%
Verizon Communications, Inc.	656,475	30,677
UTILITIES - 1.8%
Electric Utilities - 0.4%
Edison International	98,060	5,546
Independent Power Producers & Energy Traders - 1.4%
The AES Corp.	1,407,710	20,341
TOTAL UTILITIES		25,887
TOTAL COMMON STOCKS (Cost $1,238,746)		1,369,069
U.S. Treasury Obligations - 0.0%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 0.02% 6/19/14 (Cost $300)	$ 300	300
Money Market Funds - 1.6%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.11% (b)	20,401,043	$ 20,401
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	1,707,225	1,707
TOTAL MONEY MARKET FUNDS (Cost $22,108)		22,108
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $1,261,154)		1,391,477
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,511)
NET ASSETS - 100%		$ 1,389,966
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 11
Fidelity Securities Lending Cash Central Fund	17
Total	$ 28
Other Information

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 188,174	$ 188,174	$ -	$ -
Consumer Staples	144,323	144,323	-	-
Energy	169,067	169,067	-	-
Financials	196,652	196,652	-	-
Health Care	213,762	213,762	-	-
Industrials	121,898	121,898	-	-
Information Technology	230,240	230,240	-	-
Materials	48,389	48,389	-	-
Telecommunication Services	30,677	30,677	-	-
Utilities	25,887	25,887	-	-
U.S. Government and Government Agency Obligations	300	-	300	-
Money Market Funds	22,108	22,108	-	-
Total Investments in Securities:	$ 1,391,477	$ 1,391,177	$ 300	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,674) - See accompanying schedule: Unaffiliated issuers (cost $1,239,046)	$ 1,369,369
Fidelity Central Funds (cost $22,108)	22,108
Total Investments (cost $1,261,154)		$ 1,391,477
Receivable for fund shares sold		259
Dividends receivable		867
Distributions receivable from Fidelity Central Funds		3
Other receivables		340
Total assets		1,392,946

Liabilities
Payable for fund shares redeemed	$ 626
Accrued management fee	63
Transfer agent fee payable	171
Other affiliated payables	38
Other payables and accrued expenses	375
Collateral on securities loaned, at value	1,707
Total liabilities		2,980

Net Assets		$ 1,389,966
Net Assets consist of:
Paid in capital		$ 1,384,249
Undistributed net investment income		4,446
Accumulated undistributed net realized gain (loss) on investments		(129,052)
Net unrealized appreciation (depreciation) on investments		130,323
Net Assets		$ 1,389,966

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2014 (Unaudited)

Disciplined Equity: Net Asset Value, offering price and redemption price per share ($1,234,779 ÷ 37,318 shares)	$ 33.09

Class K: Net Asset Value, offering price and redemption price per share ($155,187 ÷ 4,696 shares)	$ 33.05

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended April 30, 2014 (Unaudited)

Investment Income
Dividends		$ 11,759
Income from Fidelity Central Funds		28
Total income		11,787

Expenses
Management fee Basic fee	$ 3,784
Performance adjustment	(2,422)
Transfer agent fees	1,008
Accounting and security lending fees	220
Custodian fees and expenses	11
Independent trustees' compensation	3
Registration fees	26
Audit	34
Legal	5
Miscellaneous	60
Total expenses before reductions	2,729
Expense reductions	(2)	2,727
Net investment income (loss)		9,060
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	106,889
Futures contracts	30
Total net realized gain (loss)		106,919
Change in net unrealized appreciation (depreciation) on investment securities		728
Net gain (loss)		107,647
Net increase (decrease) in net assets resulting from operations		$ 116,707

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2014 (Unaudited)	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 9,060	$ 48,280
Net realized gain (loss)	106,919	712,109
Change in net unrealized appreciation (depreciation)	728	(129,080)
Net increase (decrease) in net assets resulting from operations	116,707	631,309
Distributions to shareholders from net investment income	(29,580)	(126,307)
Distributions to shareholders from net realized gain	(11,309)	-
Total distributions	(40,889)	(126,307)
Share transactions - net increase (decrease)	5,214	(6,067,436)
Total increase (decrease) in net assets	81,032	(5,562,434)

Net Assets
Beginning of period	1,308,934	6,871,368
End of period (including undistributed net investment income of $4,446 and undistributed net investment income of $24,966, respectively)	$ 1,389,966	$ 1,308,934

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Disciplined Equity

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 31.30	$ 24.47	$ 21.79	$ 21.67	$ 19.72	$ 18.78
Income from InvestmentOperations
Net investment income (loss) D	.21	.53	.40	.28	.18	.24
Net realized and unrealized gain (loss)	2.54	6.85	2.59	.05	1.99	.96
Total from investment operations	2.75	7.38	2.99	.33	2.17	1.20
Distributions from net investment income	(.69)	(.55)	(.31)	(.21)	(.22)	(.26)
Distributions from net realized gain	(.27)	-	-	-	-	-
Total distributions	(.96)	(.55)	(.31)	(.21)	(.22)	(.26)
Net asset value, end of period	$ 33.09	$ 31.30	$ 24.47	$ 21.79	$ 21.67	$ 19.72
Total Return B, C	8.92%	30.80%	13.95%	1.51%	11.05%	6.64%
Ratios to Average Net Assets E, G
Expenses before reductions	.41% A	.07%	.54%	.59%	.70%	.84%
Expenses net of fee waivers, if any	.41% A	.07%	.54%	.59%	.70%	.84%
Expenses net of all reductions	.41% A	(.01)% H	.52%	.58%	.68%	.83%
Net investment income (loss)	1.31% A	1.97%	1.72%	1.22%	.85%	1.37%
Supplemental Data
Net assets, end of period (in millions)	$ 1,235	$ 1,156	$ 3,948	$ 7,233	$ 8,943	$ 10,530
Portfolio turnover rate F	178% A	156%	147%	153%	146%	200%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The ratio of expenses net of all reductions to average net assets includes non-recurring payments by certain of the Fund's brokers for commissions recaptured during the period. Excluding these payments, the ratio would have been 0.05% and the total return would have been 30.74%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 31.29	$ 24.49	$ 21.81	$ 21.69	$ 19.74	$ 18.79
Income from InvestmentOperations
Net investment income (loss) D	.23	.61	.43	.31	.22	.28
Net realized and unrealized gain (loss)	2.53	6.79	2.60	.06	1.99	.96
Total from investment operations	2.76	7.40	3.03	.37	2.21	1.24
Distributions from net investment income	(.73)	(.60)	(.35)	(.25)	(.26)	(.29)
Distributions from net realized gain	(.27)	-	-	-	-	-
Total distributions	(1.00)	(.60)	(.35)	(.25)	(.26)	(.29)
Net asset value, end of period	$ 33.05	$ 31.29	$ 24.49	$ 21.81	$ 21.69	$ 19.74
Total Return B, C	8.97%	30.96%	14.14%	1.68%	11.25%	6.92%
Ratios to Average Net Assets E, G
Expenses before reductions	.30% A	(.18)% H	.39%	.43%	.52%	.61%
Expenses net of fee waivers, if any	.30% A	(.18)% H	.39%	.43%	.52%	.61%
Expenses net of all reductions	.30% A	(.26)% H, I	.37%	.42%	.51%	.60%
Net investment income (loss)	1.42% A	2.22%	1.87%	1.38%	1.03%	1.59%
Supplemental Data
Net assets, end of period (in millions)	$ 155	$ 153	$ 131	$ 95	$ 141	$ 184
Portfolio turnover rate F	178% A	156%	147%	153%	146%	200%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Expense ratio is negative due to the timing of negative management fee performance adjustments in relation to fluctuating net assets of the class.

I The ratio of expenses net of all reductions to average net assets includes non-recurring payments by certain of the Fund's brokers for commissions recaptured during the period. Excluding these payments, the ratio would have been (0.20)% and the total return would have been 30.90%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2014 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Disciplined Equity Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Disciplined Equity and Class K shares, each of which has equal rights as to assets and voting privileges. The Fund offered Class F shares during the period June 26, 2009 through May 30, 2013 and all outstanding shares were redeemed by May 30, 2013. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2014 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the

Semiannual Report

3. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, redemptions in kind, market discount, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 140,733
Gross unrealized depreciation	(10,777)
Net unrealized appreciation (depreciation) on securities and other investments	$ 129,956

Tax cost	$ 1,261,521

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (233,802)

Due to large redemptions in a prior period, $233,802 of capital losses that will be available to offset future capital gains of the Fund will be limited to approximately $47,725 per year.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Semiannual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end.

During the period the Fund recognized net realized gain (loss) of $30 related to its investment in futures contracts. This amount is included in the Statement of Operations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,202,126 and $1,225,368, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Disciplined Equity as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .20% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Disciplined Equity. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Disciplined Equity	$ 973.16
Class K	35.05
	$ 1,008

* Annualized

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $3 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

8. Security Lending - continued

earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $17, including sixty dollars from securities loaned to FCM.

9. Expense Reductions.

The investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $2.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2014	Year ended October 31, 2013 A
From net investment income
Disciplined Equity	$ 25,989	$ 70,124
Class K	3,591	3,282
Class F	-	52,901
Total	$ 29,580	$ 126,307
From net realized gain
Disciplined Equity	$ 10,004	$ -
Class K	1,305	-
Total	$ 11,309	$ -

A All Class F shares were redeemed on May 30, 2013.

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013 A	Six months ended April 30, 2014	Year ended October 31, 2013 A
Disciplined Equity
Shares sold	1,833	2,925	$ 58,513	$ 76,088
Reinvestment of distributions	1,075	2,833	33,942	68,826
Shares redeemed	(2,519)	(130,151)B	(81,061)	(3,312,493)B
Net increase (decrease)	389	(124,393)	$ 11,394	$ (3,167,579)
Class K
Shares sold	346	807	$ 11,138	$ 21,451
Reinvestment of distributions	155	135	4,896	3,282
Shares redeemed	(692)	(1,413)	(22,214)	(38,718)
Net increase (decrease)	(191)	(471)	$ (6,180)	$ (13,985)
Class F
Shares sold	-	5,456	$ -	$ 135,601
Reinvestment of distributions	-	2,182	-	52,901
Shares redeemed	-	(121,733)B	-	(3,074,374)B
Net increase (decrease)	-	(114,095)	$ -	$ (2,885,872)

A All Class F shares were redeemed on May 30, 2013.

B Amount includes in-kind redemptions.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc. (FIIOC)

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

FDE-K-USAN-0614
1.863078.105

Fidelity®

Disciplined Equity

Fund

Semiannual Report

April 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 to April 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period* November 1, 2013 to April 30, 2014
Disciplined Equity	.41%
Actual		$ 1,000.00	$ 1,089.20	$ 2.12
HypotheticalA		$ 1,000.00	$ 1,022.76	$ 2.06
Class K	.30%
Actual		$ 1,000.00	$ 1,089.70	$ 1.55
HypotheticalA		$ 1,000.00	$ 1,023.31	$ 1.51

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	4.0	3.4
Chevron Corp.	3.5	2.8
Merck & Co., Inc.	2.6	0.0
Wells Fargo & Co.	2.4	2.2
Oracle Corp.	2.4	0.0
Johnson & Johnson	2.4	0.4
Verizon Communications, Inc.	2.2	1.4
The Boeing Co.	2.1	1.2
Microsoft Corp.	2.0	2.3
Procter & Gamble Co.	1.9	2.2
	25.5
Top Five Market Sectors as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	16.6	19.3
Health Care	15.4	11.6
Financials	14.1	14.0
Consumer Discretionary	13.5	14.4
Energy	12.2	10.5
Asset Allocation (% of fund's net assets)
As of April 30, 2014*		As of October 31, 2013**
	Stocks 98.5%		Stocks 98.2%
	Short-Term Investments and Net Other Assets (Liabilities) 1.5%		Short-Term Investments and Net Other Assets (Liabilities) 1.8%
* Foreign investments	6.4%	** Foreign investments	5.5%

Semiannual Report

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.5%
Auto Components - 0.4%
Allison Transmission Holdings, Inc.	97,573	$ 2,912
Johnson Controls, Inc.	47,935	2,164
		5,076
Automobiles - 1.8%
General Motors Co.	710,659	24,504
Diversified Consumer Services - 1.2%
Apollo Ed Group, Inc. Class A (non-vtg.) (a)	583,635	16,844
Hotels, Restaurants & Leisure - 1.2%
Bally Technologies, Inc. (a)	211,509	13,771
Las Vegas Sands Corp.	33,996	2,690
		16,461
Household Durables - 1.4%
Harman International Industries, Inc.	47,389	5,194
PulteGroup, Inc.	474,275	8,722
Whirlpool Corp.	40,948	6,281
		20,197
Media - 4.2%
The Walt Disney Co.	276,063	21,903
Time Warner Cable, Inc.	146,953	20,788
Viacom, Inc. Class B (non-vtg.)	186,943	15,886
		58,577
Multiline Retail - 0.2%
Macy's, Inc.	43,245	2,484
Specialty Retail - 1.5%
GameStop Corp. Class A	481,491	19,106
Staples, Inc. (d)	153,435	1,918
		21,024
Textiles, Apparel & Luxury Goods - 1.6%
Hanesbrands, Inc.	280,270	23,007
TOTAL CONSUMER DISCRETIONARY		188,174
CONSUMER STAPLES - 10.4%
Beverages - 1.7%
The Coca-Cola Co.	587,095	23,948
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 2.4%
Kroger Co.	508,221	$ 23,398
Wal-Mart Stores, Inc.	128,733	10,261
		33,659
Food Products - 3.5%
Archer Daniels Midland Co.	548,461	23,984
ConAgra Foods, Inc.	34,349	1,048
Keurig Green Mountain, Inc.	27,224	2,550
Mondelez International, Inc.	97,396	3,472
The J.M. Smucker Co.	758	73
Tyson Foods, Inc. Class A	430,025	18,048
		49,175
Household Products - 1.9%
Procter & Gamble Co.	314,513	25,963
Personal Products - 0.2%
Nu Skin Enterprises, Inc. Class A	29,575	2,573
Tobacco - 0.7%
Lorillard, Inc.	151,543	9,005
TOTAL CONSUMER STAPLES		144,323
ENERGY - 12.2%
Energy Equipment & Services - 1.6%
Oil States International, Inc. (a)	219,190	21,292
Oil, Gas & Consumable Fuels - 10.6%
Chevron Corp.	388,005	48,702
Exxon Mobil Corp.	542,070	55,516
Marathon Petroleum Corp.	108,159	10,053
Phillips 66 Co.	100,508	8,364
Valero Energy Corp.	439,736	25,140
		147,775
TOTAL ENERGY		169,067
FINANCIALS - 14.1%
Banks - 7.7%
Bank of America Corp.	1,254,534	18,994
Citigroup, Inc.	396,646	19,003
JPMorgan Chase & Co.	343,276	19,217
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Banks - continued
SunTrust Banks, Inc.	407,365	$ 15,586
Wells Fargo & Co.	685,522	34,029
		106,829
Consumer Finance - 2.3%
Capital One Financial Corp.	323,176	23,883
SLM Corp.	313,582	8,075
		31,958
Diversified Financial Services - 1.2%
Berkshire Hathaway, Inc. Class B (a)	131,421	16,934
Insurance - 1.8%
Everest Re Group Ltd.	158,024	24,973
The Travelers Companies, Inc.	1,731	157
		25,130
Real Estate Investment Trusts - 0.8%
Alexandria Real Estate Equities, Inc.	72,723	5,368
Starwood Waypoint Residential (a)	178,091	4,839
Two Harbors Investment Corp.	148,459	1,541
		11,748
Real Estate Management & Development - 0.0%
CBRE Group, Inc. (a)	13,695	365
Thrifts & Mortgage Finance - 0.3%
Ocwen Financial Corp. (a)	97,311	3,688
TOTAL FINANCIALS		196,652
HEALTH CARE - 15.4%
Biotechnology - 2.6%
Amgen, Inc.	12,058	1,347
Biogen Idec, Inc. (a)	40,812	11,718
Gilead Sciences, Inc. (a)	95,854	7,524
United Therapeutics Corp. (a)	151,567	15,158
		35,747
Health Care Equipment & Supplies - 0.7%
Boston Scientific Corp. (a)	804,220	10,141
Health Care Providers & Services - 4.3%
Cardinal Health, Inc.	227,442	15,809
Express Scripts Holding Co. (a)	263,798	17,564
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
HCA Holdings, Inc. (a)	8,102	$ 421
McKesson Corp.	151,590	25,648
		59,442
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	126,087	6,814
Pharmaceuticals - 7.3%
AbbVie, Inc.	137,951	7,184
Actavis PLC (a)	111,330	22,748
Johnson & Johnson	325,710	32,991
Merck & Co., Inc.	616,845	36,122
Pfizer, Inc.	82,259	2,573
		101,618
TOTAL HEALTH CARE		213,762
INDUSTRIALS - 8.8%
Aerospace & Defense - 4.2%
Alliant Techsystems, Inc.	81,625	11,772
The Boeing Co.	222,602	28,720
United Technologies Corp.	146,239	17,304
		57,796
Airlines - 0.5%
Delta Air Lines, Inc.	188,978	6,960
Southwest Airlines Co.	13,379	323
		7,283
Commercial Services & Supplies - 2.2%
KAR Auction Services, Inc.	339,922	10,123
R.R. Donnelley & Sons Co.	1,182,917	20,819
		30,942
Industrial Conglomerates - 1.1%
Danaher Corp.	198,131	14,539
Professional Services - 0.8%
Manpower, Inc.	66,219	5,386
Towers Watson & Co.	53,039	5,952
		11,338
TOTAL INDUSTRIALS		121,898
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 16.6%
Electronic Equipment & Components - 0.9%
Ingram Micro, Inc. Class A (a)	450,684	$ 12,150
Internet Software & Services - 3.3%
Facebook, Inc. Class A (a)	220,141	13,160
Google, Inc.:
Class A (a)	27,832	14,887
Class C (a)	33,721	17,760
		45,807
IT Services - 4.1%
Accenture PLC Class A	77,801	6,241
Booz Allen Hamilton Holding Corp. Class A	300,547	6,985
Computer Sciences Corp.	285,624	16,903
Science Applications International Corp.	35,060	1,367
Xerox Corp.	2,046,577	24,743
		56,239
Semiconductors & Semiconductor Equipment - 2.7%
Broadcom Corp. Class A	127,071	3,915
Marvell Technology Group Ltd.	1,307,900	20,743
Micron Technology, Inc. (a)	480,021	12,538
		37,196
Software - 4.5%
Adobe Systems, Inc. (a)	9,587	591
Microsoft Corp.	701,969	28,360
Oracle Corp.	831,327	33,985
		62,936
Technology Hardware, Storage & Peripherals - 1.1%
Apple, Inc.	2,194	1,295
Hewlett-Packard Co.	442,146	14,617
		15,912
TOTAL INFORMATION TECHNOLOGY		230,240
MATERIALS - 3.5%
Chemicals - 1.9%
Cabot Corp.	84,090	4,860
Celanese Corp. Class A	55,916	3,435
CF Industries Holdings, Inc.	14,589	3,577
Huntsman Corp.	17,093	428
LyondellBasell Industries NV Class A	146,659	13,566
		25,866
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Containers & Packaging - 1.1%
Rock-Tenn Co. Class A	166,830	$ 15,951
Paper & Forest Products - 0.5%
Domtar Corp.	70,391	6,572
TOTAL MATERIALS		48,389
TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 2.2%
Verizon Communications, Inc.	656,475	30,677
UTILITIES - 1.8%
Electric Utilities - 0.4%
Edison International	98,060	5,546
Independent Power Producers & Energy Traders - 1.4%
The AES Corp.	1,407,710	20,341
TOTAL UTILITIES		25,887
TOTAL COMMON STOCKS (Cost $1,238,746)		1,369,069
U.S. Treasury Obligations - 0.0%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 0.02% 6/19/14 (Cost $300)	$ 300	300
Money Market Funds - 1.6%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.11% (b)	20,401,043	$ 20,401
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	1,707,225	1,707
TOTAL MONEY MARKET FUNDS (Cost $22,108)		22,108
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $1,261,154)		1,391,477
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,511)
NET ASSETS - 100%		$ 1,389,966
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 11
Fidelity Securities Lending Cash Central Fund	17
Total	$ 28
Other Information

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 188,174	$ 188,174	$ -	$ -
Consumer Staples	144,323	144,323	-	-
Energy	169,067	169,067	-	-
Financials	196,652	196,652	-	-
Health Care	213,762	213,762	-	-
Industrials	121,898	121,898	-	-
Information Technology	230,240	230,240	-	-
Materials	48,389	48,389	-	-
Telecommunication Services	30,677	30,677	-	-
Utilities	25,887	25,887	-	-
U.S. Government and Government Agency Obligations	300	-	300	-
Money Market Funds	22,108	22,108	-	-
Total Investments in Securities:	$ 1,391,477	$ 1,391,177	$ 300	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,674) - See accompanying schedule: Unaffiliated issuers (cost $1,239,046)	$ 1,369,369
Fidelity Central Funds (cost $22,108)	22,108
Total Investments (cost $1,261,154)		$ 1,391,477
Receivable for fund shares sold		259
Dividends receivable		867
Distributions receivable from Fidelity Central Funds		3
Other receivables		340
Total assets		1,392,946

Liabilities
Payable for fund shares redeemed	$ 626
Accrued management fee	63
Transfer agent fee payable	171
Other affiliated payables	38
Other payables and accrued expenses	375
Collateral on securities loaned, at value	1,707
Total liabilities		2,980

Net Assets		$ 1,389,966
Net Assets consist of:
Paid in capital		$ 1,384,249
Undistributed net investment income		4,446
Accumulated undistributed net realized gain (loss) on investments		(129,052)
Net unrealized appreciation (depreciation) on investments		130,323
Net Assets		$ 1,389,966

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2014 (Unaudited)

Disciplined Equity: Net Asset Value, offering price and redemption price per share ($1,234,779 ÷ 37,318 shares)	$ 33.09

Class K: Net Asset Value, offering price and redemption price per share ($155,187 ÷ 4,696 shares)	$ 33.05

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended April 30, 2014 (Unaudited)

Investment Income
Dividends		$ 11,759
Income from Fidelity Central Funds		28
Total income		11,787

Expenses
Management fee Basic fee	$ 3,784
Performance adjustment	(2,422)
Transfer agent fees	1,008
Accounting and security lending fees	220
Custodian fees and expenses	11
Independent trustees' compensation	3
Registration fees	26
Audit	34
Legal	5
Miscellaneous	60
Total expenses before reductions	2,729
Expense reductions	(2)	2,727
Net investment income (loss)		9,060
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	106,889
Futures contracts	30
Total net realized gain (loss)		106,919
Change in net unrealized appreciation (depreciation) on investment securities		728
Net gain (loss)		107,647
Net increase (decrease) in net assets resulting from operations		$ 116,707

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2014 (Unaudited)	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 9,060	$ 48,280
Net realized gain (loss)	106,919	712,109
Change in net unrealized appreciation (depreciation)	728	(129,080)
Net increase (decrease) in net assets resulting from operations	116,707	631,309
Distributions to shareholders from net investment income	(29,580)	(126,307)
Distributions to shareholders from net realized gain	(11,309)	-
Total distributions	(40,889)	(126,307)
Share transactions - net increase (decrease)	5,214	(6,067,436)
Total increase (decrease) in net assets	81,032	(5,562,434)

Net Assets
Beginning of period	1,308,934	6,871,368
End of period (including undistributed net investment income of $4,446 and undistributed net investment income of $24,966, respectively)	$ 1,389,966	$ 1,308,934

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Disciplined Equity

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 31.30	$ 24.47	$ 21.79	$ 21.67	$ 19.72	$ 18.78
Income from InvestmentOperations
Net investment income (loss) D	.21	.53	.40	.28	.18	.24
Net realized and unrealized gain (loss)	2.54	6.85	2.59	.05	1.99	.96
Total from investment operations	2.75	7.38	2.99	.33	2.17	1.20
Distributions from net investment income	(.69)	(.55)	(.31)	(.21)	(.22)	(.26)
Distributions from net realized gain	(.27)	-	-	-	-	-
Total distributions	(.96)	(.55)	(.31)	(.21)	(.22)	(.26)
Net asset value, end of period	$ 33.09	$ 31.30	$ 24.47	$ 21.79	$ 21.67	$ 19.72
Total Return B, C	8.92%	30.80%	13.95%	1.51%	11.05%	6.64%
Ratios to Average Net Assets E, G
Expenses before reductions	.41% A	.07%	.54%	.59%	.70%	.84%
Expenses net of fee waivers, if any	.41% A	.07%	.54%	.59%	.70%	.84%
Expenses net of all reductions	.41% A	(.01)% H	.52%	.58%	.68%	.83%
Net investment income (loss)	1.31% A	1.97%	1.72%	1.22%	.85%	1.37%
Supplemental Data
Net assets, end of period (in millions)	$ 1,235	$ 1,156	$ 3,948	$ 7,233	$ 8,943	$ 10,530
Portfolio turnover rate F	178% A	156%	147%	153%	146%	200%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The ratio of expenses net of all reductions to average net assets includes non-recurring payments by certain of the Fund's brokers for commissions recaptured during the period. Excluding these payments, the ratio would have been 0.05% and the total return would have been 30.74%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 31.29	$ 24.49	$ 21.81	$ 21.69	$ 19.74	$ 18.79
Income from InvestmentOperations
Net investment income (loss) D	.23	.61	.43	.31	.22	.28
Net realized and unrealized gain (loss)	2.53	6.79	2.60	.06	1.99	.96
Total from investment operations	2.76	7.40	3.03	.37	2.21	1.24
Distributions from net investment income	(.73)	(.60)	(.35)	(.25)	(.26)	(.29)
Distributions from net realized gain	(.27)	-	-	-	-	-
Total distributions	(1.00)	(.60)	(.35)	(.25)	(.26)	(.29)
Net asset value, end of period	$ 33.05	$ 31.29	$ 24.49	$ 21.81	$ 21.69	$ 19.74
Total Return B, C	8.97%	30.96%	14.14%	1.68%	11.25%	6.92%
Ratios to Average Net Assets E, G
Expenses before reductions	.30% A	(.18)% H	.39%	.43%	.52%	.61%
Expenses net of fee waivers, if any	.30% A	(.18)% H	.39%	.43%	.52%	.61%
Expenses net of all reductions	.30% A	(.26)% H, I	.37%	.42%	.51%	.60%
Net investment income (loss)	1.42% A	2.22%	1.87%	1.38%	1.03%	1.59%
Supplemental Data
Net assets, end of period (in millions)	$ 155	$ 153	$ 131	$ 95	$ 141	$ 184
Portfolio turnover rate F	178% A	156%	147%	153%	146%	200%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Expense ratio is negative due to the timing of negative management fee performance adjustments in relation to fluctuating net assets of the class.

I The ratio of expenses net of all reductions to average net assets includes non-recurring payments by certain of the Fund's brokers for commissions recaptured during the period. Excluding these payments, the ratio would have been (0.20)% and the total return would have been 30.90%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2014 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Disciplined Equity Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Disciplined Equity and Class K shares, each of which has equal rights as to assets and voting privileges. The Fund offered Class F shares during the period June 26, 2009 through May 30, 2013 and all outstanding shares were redeemed by May 30, 2013. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2014 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the

Semiannual Report

3. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, redemptions in kind, market discount, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 140,733
Gross unrealized depreciation	(10,777)
Net unrealized appreciation (depreciation) on securities and other investments	$ 129,956

Tax cost	$ 1,261,521

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (233,802)

Due to large redemptions in a prior period, $233,802 of capital losses that will be available to offset future capital gains of the Fund will be limited to approximately $47,725 per year.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Semiannual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end.

During the period the Fund recognized net realized gain (loss) of $30 related to its investment in futures contracts. This amount is included in the Statement of Operations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,202,126 and $1,225,368, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Disciplined Equity as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .20% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Disciplined Equity. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Disciplined Equity	$ 973.16
Class K	35.05
	$ 1,008

* Annualized

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $3 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

8. Security Lending - continued

earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $17, including sixty dollars from securities loaned to FCM.

9. Expense Reductions.

The investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $2.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2014	Year ended October 31, 2013 A
From net investment income
Disciplined Equity	$ 25,989	$ 70,124
Class K	3,591	3,282
Class F	-	52,901
Total	$ 29,580	$ 126,307
From net realized gain
Disciplined Equity	$ 10,004	$ -
Class K	1,305	-
Total	$ 11,309	$ -

A All Class F shares were redeemed on May 30, 2013.

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013 A	Six months ended April 30, 2014	Year ended October 31, 2013 A
Disciplined Equity
Shares sold	1,833	2,925	$ 58,513	$ 76,088
Reinvestment of distributions	1,075	2,833	33,942	68,826
Shares redeemed	(2,519)	(130,151)B	(81,061)	(3,312,493)B
Net increase (decrease)	389	(124,393)	$ 11,394	$ (3,167,579)
Class K
Shares sold	346	807	$ 11,138	$ 21,451
Reinvestment of distributions	155	135	4,896	3,282
Shares redeemed	(692)	(1,413)	(22,214)	(38,718)
Net increase (decrease)	(191)	(471)	$ (6,180)	$ (13,985)
Class F
Shares sold	-	5,456	$ -	$ 135,601
Reinvestment of distributions	-	2,182	-	52,901
Shares redeemed	-	(121,733)B	-	(3,074,374)B
Net increase (decrease)	-	(114,095)	$ -	$ (2,885,872)

A All Class F shares were redeemed on May 30, 2013.

B Amount includes in-kind redemptions.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc. (FIIOC)

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

FDE-USAN-0614
1.784913.111

Fidelity®

Focused Stock

Fund

Semiannual Report

April 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 to April 30, 2014).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period* November 1, 2013 to April 30, 2014
Actual	.83%	$ 1,000.00	$ 1,057.10	$ 4.23
HypotheticalA		$ 1,000.00	$ 1,020.68	$ 4.16

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Cabot Oil & Gas Corp.	5.7	4.5
Cummins, Inc.	5.2	4.3
McGraw Hill Financial, Inc.	5.0	4.5
Adobe Systems, Inc.	4.5	1.9
American Airlines Group, Inc.	4.2	0.0
Google, Inc. Class A	3.8	3.8
Ameriprise Financial, Inc.	3.4	2.3
Range Resources Corp.	3.0	0.0
TJX Companies, Inc.	3.0	2.4
Thermo Fisher Scientific, Inc.	2.9	0.0
	40.7
Top Five Market Sectors as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	19.4	23.5
Industrials	15.8	10.0
Energy	12.7	13.2
Health Care	12.7	17.1
Financials	12.4	16.8
Asset Allocation (% of fund's net assets)
As of April 30, 2014*		As of October 31, 2013**
	Stocks 91.7%		Stocks 99.1%
	Short-Term Investments and Net Other Assets (Liabilities) 8.3%		Short-Term Investments and Net Other Assets (Liabilities) 0.9%
* Foreign investments	5.5%	** Foreign investments	6.6%

Semiannual Report

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.7%
	Shares	Value
CONSUMER DISCRETIONARY - 12.1%
Hotels, Restaurants & Leisure - 2.7%
Las Vegas Sands Corp.	240,000	$ 18,991,200
Marriott International, Inc. Class A	571,000	33,078,030
		52,069,230
Internet & Catalog Retail - 0.5%
priceline.com, Inc. (a)	7,300	8,451,575
Media - 3.7%
CBS Corp. Class B	38,600	2,229,536
Comcast Corp. Class A	975,000	50,466,000
The Walt Disney Co.	242,000	19,200,280
		71,895,816
Specialty Retail - 5.2%
AutoZone, Inc. (a)	80,800	43,138,312
TJX Companies, Inc.	993,700	57,813,466
		100,951,778
TOTAL CONSUMER DISCRETIONARY		233,368,399
CONSUMER STAPLES - 3.4%
Beverages - 1.1%
The Coca-Cola Co.	552,000	22,516,080
Food & Staples Retailing - 1.1%
CVS Caremark Corp.	284,000	20,652,480
Personal Products - 1.2%
Estee Lauder Companies, Inc. Class A	319,000	23,149,830
TOTAL CONSUMER STAPLES		66,318,390
ENERGY - 12.7%
Energy Equipment & Services - 2.5%
Halliburton Co.	762,000	48,059,340
Oil, Gas & Consumable Fuels - 10.2%
Cabot Oil & Gas Corp.	2,812,000	110,455,360
Noble Energy, Inc.	237,542	17,050,765
Pioneer Natural Resources Co.	62,900	12,156,683
Range Resources Corp.	640,000	57,888,000
		197,550,808
TOTAL ENERGY		245,610,148
Common Stocks - continued
	Shares	Value
FINANCIALS - 12.4%
Banks - 1.8%
Bank of America Corp.	274,800	$ 4,160,472
Wells Fargo & Co.	625,000	31,025,000
		35,185,472
Capital Markets - 3.9%
Ameriprise Financial, Inc.	586,129	65,429,580
Morgan Stanley	293,500	9,077,955
		74,507,535
Consumer Finance - 0.7%
American Express Co.	158,000	13,813,940
Diversified Financial Services - 6.0%
McGraw Hill Financial, Inc.	1,318,000	97,439,740
Moody's Corp.	238,000	18,683,000
		116,122,740
TOTAL FINANCIALS		239,629,687
HEALTH CARE - 12.7%
Biotechnology - 2.7%
Alexion Pharmaceuticals, Inc. (a)	41,500	6,565,300
Biogen Idec, Inc. (a)	65,700	18,863,784
Intercept Pharmaceuticals, Inc. (a)	96,266	25,425,776
		50,854,860
Health Care Equipment & Supplies - 1.2%
Boston Scientific Corp. (a)	1,286,200	16,218,982
The Cooper Companies, Inc.	55,649	7,340,660
Trinity Biotech PLC sponsored ADR	5,591	137,035
		23,696,677
Life Sciences Tools & Services - 5.2%
Illumina, Inc. (a)(d)	331,100	44,979,935
Thermo Fisher Scientific, Inc.	491,000	55,974,000
		100,953,935
Pharmaceuticals - 3.6%
Actavis PLC (a)	145,040	29,636,023
Johnson & Johnson	395,000	40,009,550
Prestige Brands Holdings, Inc. (a)	7,900	264,808
		69,910,381
TOTAL HEALTH CARE		245,415,853
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 15.8%
Airlines - 4.5%
American Airlines Group, Inc.	2,304,000	$ 80,801,280
Spirit Airlines, Inc. (a)	97,123	5,520,471
		86,321,751
Machinery - 5.2%
Cummins, Inc.	665,900	100,451,015
Road & Rail - 4.8%
Norfolk Southern Corp.	456,900	43,190,757
Union Pacific Corp.	256,000	48,750,080
		91,940,837
Trading Companies & Distributors - 1.3%
AerCap Holdings NV (a)	626,000	26,122,980
TOTAL INDUSTRIALS		304,836,583
INFORMATION TECHNOLOGY - 19.4%
Electronic Equipment & Components - 4.2%
TE Connectivity Ltd.	872,000	51,430,560
Zebra Technologies Corp. Class A (a)	428,000	29,720,320
		81,150,880
Internet Software & Services - 5.0%
Facebook, Inc. Class A (a)	290,800	17,384,024
Google, Inc. Class A (a)	138,400	74,027,392
Web.com Group, Inc. (a)	152,500	4,683,275
		96,094,691
IT Services - 2.8%
Fidelity National Information Services, Inc.	670,000	35,798,100
MasterCard, Inc. Class A	254,000	18,681,700
		54,479,800
Software - 7.4%
Adobe Systems, Inc. (a)	1,399,601	86,341,386
Oracle Corp.	864,000	35,320,320
salesforce.com, Inc. (a)	383,800	19,823,270
Workday, Inc. Class A (a)	30,100	2,199,407
		143,684,383
TOTAL INFORMATION TECHNOLOGY		375,409,754
Common Stocks - continued
	Shares	Value
MATERIALS - 1.1%
Metals & Mining - 1.1%
Freeport-McMoRan Copper & Gold, Inc.	649,000	$ 22,306,130
UTILITIES - 2.1%
Independent Power Producers & Energy Traders - 0.0%
Dynegy, Inc. (a)	5,600	159,320
Multi-Utilities - 2.1%
Sempra Energy	401,000	39,542,610
TOTAL UTILITIES		39,701,930
TOTAL COMMON STOCKS (Cost $ 1,641,919,795)		1,772,596,874
Money Market Funds - 4.9%

Fidelity Cash Central Fund, 0.11% (b)	70,365,005	70,365,005
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	23,260,134	23,260,134
TOTAL MONEY MARKET FUNDS (Cost $93,625,139)		93,625,139
TOTAL INVESTMENT PORTFOLIO - 96.6% (Cost $ 1,735,544,934)		1,866,222,013
NET OTHER ASSETS (LIABILITIES) - 3.4%		66,208,259
NET ASSETS - 100%		$ 1,932,430,272
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 13,837
Fidelity Securities Lending Cash Central Fund	47,934
Total	$ 61,771
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $23,064,885) - See accompanying schedule: Unaffiliated issuers (cost $1,641,919,795)	$ 1,772,596,874
Fidelity Central Funds (cost $93,625,139)	93,625,139
Total Investments (cost $1,735,544,934)		$ 1,866,222,013
Receivable for investments sold		132,302,768
Receivable for fund shares sold		3,041,890
Dividends receivable		631,351
Distributions receivable from Fidelity Central Funds		6,892
Prepaid expenses		1,492
Other receivables		12,682
Total assets		2,002,219,088

Liabilities
Payable for investments purchased	$ 41,402,480
Payable for fund shares redeemed	3,885,765
Accrued management fee	833,452
Other affiliated payables	368,990
Other payables and accrued expenses	37,995
Collateral on securities loaned, at value	23,260,134
Total liabilities		69,788,816

Net Assets		$ 1,932,430,272
Net Assets consist of:
Paid in capital		$ 1,640,441,684
Accumulated net investment loss		(4,754,189)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		166,065,698
Net unrealized appreciation (depreciation) on investments		130,677,079
Net Assets, for 98,858,840 shares outstanding		$ 1,932,430,272
Net Asset Value, offering price and redemption price per share ($1,932,430,272 ÷ 98,858,840 shares)		$ 19.55

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2014 (Unaudited)

Investment Income
Dividends		$ 4,671,078
Interest		12
Income from Fidelity Central Funds		61,771
Total income		4,732,861

Expenses
Management fee Basic fee	$ 4,969,892
Performance adjustment	320,867
Transfer agent fees	1,719,701
Accounting and security lending fees	281,714
Custodian fees and expenses	30,539
Independent trustees' compensation	3,377
Registration fees	100,917
Audit	23,365
Legal	2,930
Miscellaneous	5,650
Total expenses before reductions	7,458,952
Expense reductions	(20,277)	7,438,675
Net investment income (loss)		(2,705,814)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	168,692,123
Foreign currency transactions	(1,288)
Total net realized gain (loss)		168,690,835
Change in net unrealized appreciation (depreciation) on: Investment securities	(92,756,585)
Assets and liabilities in foreign currencies	(39)
Total change in net unrealized appreciation (depreciation)		(92,756,624)
Net gain (loss)		75,934,211
Net increase (decrease) in net assets resulting from operations		$ 73,228,397

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2014 (Unaudited)	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (2,705,814)	$ (886,160)
Net realized gain (loss)	168,690,835	99,669,928
Change in net unrealized appreciation (depreciation)	(92,756,624)	174,096,626
Net increase (decrease) in net assets resulting from operations	73,228,397	272,880,394
Distributions to shareholders from net investment income	-	(1,100,345)
Distributions to shareholders from net realized gain	(92,568,181)	(29,974,892)
Total distributions	(92,568,181)	(31,075,237)
Share transactions Proceeds from sales of shares	653,750,620	1,139,086,669
Reinvestment of distributions	86,770,400	29,373,522
Cost of shares redeemed	(360,635,401)	(386,364,853)
Net increase (decrease) in net assets resulting from share transactions	379,885,619	782,095,338
Total increase (decrease) in net assets	360,545,835	1,023,900,495

Net Assets
Beginning of period	1,571,884,437	547,983,942
End of period (including accumulated net investment loss of $4,754,189 and accumulated net investment loss of $2,048,375, respectively)	$ 1,932,430,272	$ 1,571,884,437
Other Information Shares
Sold	32,307,955	65,985,518
Issued in reinvestment of distributions	4,574,085	1,958,235
Redeemed	(18,216,582)	(22,810,375)
Net increase (decrease)	18,665,458	45,133,378

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 19.60	$ 15.63	$ 13.97	$ 12.39	$ 10.17	$ 9.82
Income from InvestmentOperations
Net investment income (loss) D	(.03)	(.02)	.04	- H	(.03)	.06
Net realized and unrealized gain (loss)	1.11	4.81	1.64	1.58	2.31	.36
Total from investment operations	1.08	4.79	1.68	1.58	2.28	.42
Distributions from net investment income	-	(.03)	(.02)	-	(.06)	(.07)
Distributions from net realized gain	(1.13)	(.79)	-	-	-	-
Total distributions	(1.13)	(.82)	(.02)	-	(.06)	(.07)
Net asset value, end of period	$ 19.55	$ 19.60	$ 15.63	$ 13.97	$ 12.39	$ 10.17
Total Return B, C	5.71%	32.25%	12.03%	12.75%	22.44%	4.39%
Ratios to Average Net Assets E, G
Expenses before reductions	.83% A	.91%	.93%	.93%	1.11%	1.09%
Expenses net of fee waivers, if any	.83% A	.91%	.93%	.93%	1.00%	1.00%
Expenses net of all reductions	.82% A	.89%	.92%	.92%	1.00%	.99%
Net investment income (loss)	(.30)% A	(.09)%	.26%	.03%	(.26)%	.63%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,932,430	$ 1,571,884	$ 547,984	$ 617,725	$ 147,669	$ 122,780
Portfolio turnover rate F	255% A	200%	279%	277%	275%	363%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2014 (Unaudited)

1. Organization.

Fidelity® Focused Stock Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 153,415,953
Gross unrealized depreciation	(27,121,641)
Net unrealized appreciation (depreciation) on securities and other investments	$ 126,294,312

Tax cost	$ 1,739,927,701

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,388,834,913 and $2,250,165,356, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .59% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .19% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $50,396 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Committed Line of Credit - continued

emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,591 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $47,934, including $3,464 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $13,979 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $33.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $6,265.

Semiannual Report

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

TQG-USAN-0614
1.784914.111

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Stock Selector Small Cap

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2014

(Fidelity Cover Art)

Class A, Class T, Class B,
and Class C are classes of
Fidelity® Stock Selector
Small Cap Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 to April 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period* November 1, 2013 to April 30, 2014
Class A	1.02%
Actual		$ 1,000.00	$ 1,053.40	$ 5.19
HypotheticalA		$ 1,000.00	$ 1,019.74	$ 5.11
Class T	1.36%
Actual		$ 1,000.00	$ 1,051.60	$ 6.92
HypotheticalA		$ 1,000.00	$ 1,018.05	$ 6.81
Class B	1.84%
Actual		$ 1,000.00	$ 1,049.00	$ 9.35
HypotheticalA		$ 1,000.00	$ 1,015.67	$ 9.20
Class C	1.81%
Actual		$ 1,000.00	$ 1,048.70	$ 9.19
HypotheticalA		$ 1,000.00	$ 1,015.82	$ 9.05
Stock Selector Small Cap	.75%
Actual		$ 1,000.00	$ 1,054.40	$ 3.82
HypotheticalA		$ 1,000.00	$ 1,021.08	$ 3.76
Institutional Class	.72%
Actual		$ 1,000.00	$ 1,054.40	$ 3.67
HypotheticalA		$ 1,000.00	$ 1,021.22	$ 3.61

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
PacWest Bancorp	1.3	1.3
Stone Energy Corp.	1.3	1.1
DXP Enterprises, Inc.	1.1	1.1
Associated Banc-Corp.	1.0	1.0
Targa Resources Corp.	1.0	0.7
Newfield Exploration Co.	1.0	0.0
Banner Bank	1.0	1.0
Huntington Bancshares, Inc.	0.9	0.0
Allied World Assurance Co. Holdings Ltd.	0.9	1.1
Genesco, Inc.	0.9	0.8
	10.4
Top Five Market Sectors as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.8	22.2
Information Technology	18.2	17.3
Consumer Discretionary	13.8	13.1
Industrials	13.6	15.8
Health Care	11.2	11.2
Asset Allocation (% of fund's net assets)
As of April 30, 2014*		As of October 31, 2013**
	Stocks and Equity Futures 98.0%		Stocks and Equity Futures 97.7%
	Short-Term Investments and Net Other Assets (Liabilities) 2.0%		Short-Term Investments and Net Other Assets (Liabilities) 2.3%
* Foreign investments	8.6%	** Foreign investments	7.7%

Semiannual Report

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.8%
Auto Components - 1.4%
Allison Transmission Holdings, Inc.	306,420	$ 9,144
Tenneco, Inc. (a)	202,884	12,147
		21,291
Diversified Consumer Services - 0.6%
Bright Horizons Family Solutions, Inc. (a)	221,767	9,044
Hotels, Restaurants & Leisure - 1.9%
Bloomin' Brands, Inc. (a)	442,284	9,429
Interval Leisure Group, Inc.	341,246	8,794
Life Time Fitness, Inc. (a)(c)	247,480	11,879
		30,102
Household Durables - 0.6%
KB Home (c)	533,008	8,800
Internet & Catalog Retail - 1.0%
HomeAway, Inc. (a)	229,500	7,486
HSN, Inc.	127,593	7,405
		14,891
Leisure Products - 0.5%
Brunswick Corp.	204,310	8,211
Media - 1.1%
MDC Partners, Inc. Class A (sub. vtg.)	348,800	8,518
Nexstar Broadcasting Group, Inc. Class A (c)	231,335	9,219
		17,737
Multiline Retail - 0.6%
Dillard's, Inc. Class A	103,256	10,112
Specialty Retail - 4.1%
Ascena Retail Group, Inc. (a)	367,653	6,324
AutoCanada, Inc.	99,075	6,327
Conn's, Inc. (a)(c)	246,326	10,895
Francesca's Holdings Corp. (a)(c)	497,721	8,143
GameStop Corp. Class A (c)	230,574	9,149
Genesco, Inc. (a)	182,375	13,928
Rent-A-Center, Inc.	288,481	8,427
		63,193
Textiles, Apparel & Luxury Goods - 2.0%
Hanesbrands, Inc.	8,387	688
Iconix Brand Group, Inc. (a)	210,139	8,931
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Kate Spade & Co. (a)	322,933	$ 11,228
Steven Madden Ltd. (a)	290,259	10,336
		31,183
TOTAL CONSUMER DISCRETIONARY		214,564
CONSUMER STAPLES - 3.6%
Beverages - 0.4%
Cott Corp.	833,948	6,772
Food & Staples Retailing - 1.4%
Andersons, Inc.	93,000	5,793
Susser Holdings Corp. (a)(c)	109,730	8,491
United Natural Foods, Inc. (a)	97,590	6,737
		21,021
Food Products - 1.4%
Darling International, Inc. (a)	417,490	8,354
Fresh Del Monte Produce, Inc.	218,787	6,321
J&J Snack Foods Corp.	71,550	6,697
		21,372
Personal Products - 0.4%
Inter Parfums, Inc.	191,400	7,003
TOTAL CONSUMER STAPLES		56,168
ENERGY - 6.7%
Energy Equipment & Services - 0.9%
Atwood Oceanics, Inc. (a)	131,274	6,506
Total Energy Services, Inc.	391,900	7,723
		14,229
Oil, Gas & Consumable Fuels - 5.8%
Cloud Peak Energy, Inc. (a)	474,770	9,348
Energen Corp.	42,732	3,329
Genesis Energy LP	82,654	4,581
Newfield Exploration Co. (a)	445,990	15,097
Rosetta Resources, Inc. (a)	267,548	12,666
Stone Energy Corp. (a)	403,185	19,776
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Targa Resources Corp.	142,710	$ 15,411
Western Refining, Inc. (c)	200,688	8,730
		88,938
TOTAL ENERGY		103,167
FINANCIALS - 21.8%
Banks - 9.0%
Associated Banc-Corp.	880,723	15,457
BancFirst Corp.	52,207	3,039
Bank of the Ozarks, Inc.	209,518	12,550
Banner Bank	375,729	14,856
BBCN Bancorp, Inc.	790,886	12,188
Cathay General Bancorp	332,345	7,843
City National Corp.	184,113	13,361
East West Bancorp, Inc.	253,088	8,734
Huntington Bancshares, Inc.	1,606,400	14,715
MB Financial, Inc.	262,981	7,058
National Penn Bancshares, Inc.	910,098	8,892
PacWest Bancorp	517,775	20,387
		139,080
Capital Markets - 2.1%
Affiliated Managers Group, Inc. (a)	33,200	6,580
AURELIUS AG	249,242	9,253
LPL Financial	137,800	6,525
Waddell & Reed Financial, Inc. Class A	157,659	10,634
		32,992
Insurance - 3.5%
Allied World Assurance Co. Holdings Ltd.	131,229	14,132
Amerisafe, Inc.	267,286	11,400
Aspen Insurance Holdings Ltd.	249,710	11,432
Primerica, Inc.	196,169	9,002
StanCorp Financial Group, Inc.	135,223	8,262
		54,228
Real Estate Investment Trusts - 6.0%
Cousins Properties, Inc.	986,880	11,477
First Industrial Realty Trust, Inc.	658,608	12,099
Home Properties, Inc.	198,520	12,229
Kite Realty Group Trust	1,656,707	10,272
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Mid-America Apartment Communities, Inc.	167,700	$ 11,680
National Retail Properties, Inc. (c)	346,759	11,835
Parkway Properties, Inc.	541,026	10,204
Pennsylvania Real Estate Investment Trust (SBI)	81,603	1,351
Ramco-Gershenson Properties Trust (SBI)	774,390	12,762
		93,909
Thrifts & Mortgage Finance - 1.2%
Washington Federal, Inc.	282,330	6,093
WSFS Financial Corp.	177,914	12,031
		18,124
TOTAL FINANCIALS		338,333
HEALTH CARE - 11.2%
Biotechnology - 6.0%
ACADIA Pharmaceuticals, Inc. (a)	209,752	4,222
Agios Pharmaceuticals, Inc. (c)	146,433	6,159
Auspex Pharmaceuticals, Inc.	100,249	2,149
BioCryst Pharmaceuticals, Inc. (a)	283,950	2,439
BioMarin Pharmaceutical, Inc. (a)	46,356	2,699
Bluebird Bio, Inc. (c)	135,500	2,683
Celldex Therapeutics, Inc. (a)	231,451	3,472
Cubist Pharmaceuticals, Inc.	56,017	3,925
Dicerna Pharmaceuticals, Inc. (c)	58,300	1,094
Discovery Laboratories, Inc. (a)(c)	1,566,863	2,789
Dyax Corp. (a)	500,185	3,306
Genocea Biosciences, Inc.	70,570	1,369
Hyperion Therapeutics, Inc. (a)	134,034	3,303
Insmed, Inc. (a)	248,672	3,466
Intercept Pharmaceuticals, Inc. (a)	33,503	8,849
InterMune, Inc. (a)	241,647	7,752
Isis Pharmaceuticals, Inc. (a)	191,928	5,107
Medivation, Inc. (a)	59,286	3,570
MEI Pharma, Inc. (a)	278,327	2,177
Mirati Therapeutics, Inc. (a)	153,306	2,888
Neurocrine Biosciences, Inc. (a)	306,560	4,298
Novavax, Inc. (a)	894,438	3,918
Synageva BioPharma Corp. (a)	64,300	5,554
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Theravance, Inc. (a)	105,851	$ 2,850
XOMA Corp. (a)	750,399	3,332
		93,370
Health Care Equipment & Supplies - 1.7%
Cerus Corp. (a)(c)	883,138	3,824
DexCom, Inc. (a)	168,484	5,466
Masimo Corp. (a)	196,947	5,270
Steris Corp.	193,903	9,317
The Spectranetics Corp. (a)	148,315	3,153
		27,030
Health Care Providers & Services - 1.9%
Air Methods Corp. (a)	37,100	2,065
BioScrip, Inc. (a)	515,666	3,568
Community Health Systems, Inc. (a)	110,900	4,202
MEDNAX, Inc. (a)	49,710	2,945
Molina Healthcare, Inc. (a)	197,874	7,400
PharMerica Corp. (a)	126,084	3,428
Surgical Care Affiliates, Inc.	215,964	6,345
		29,953
Health Care Technology - 0.0%
Medidata Solutions, Inc. (a)	2	0*
Life Sciences Tools & Services - 1.2%
Bruker BioSciences Corp. (a)	335,834	6,938
Fluidigm Corp. (a)	130,373	4,897
PAREXEL International Corp. (a)	142,300	6,453
		18,288
Pharmaceuticals - 0.4%
Prestige Brands Holdings, Inc. (a)	177,146	5,938
TOTAL HEALTH CARE		174,579
INDUSTRIALS - 13.6%
Aerospace & Defense - 1.4%
AAR Corp.	320,988	8,314
Teledyne Technologies, Inc. (a)	138,457	12,857
		21,171
Air Freight & Logistics - 0.8%
Hub Group, Inc. Class A (a)	292,620	13,065
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Building Products - 0.4%
Ply Gem Holdings, Inc.	470,125	$ 5,994
Commercial Services & Supplies - 0.9%
Tetra Tech, Inc.	281,632	8,074
West Corp.	246,181	5,995
		14,069
Construction & Engineering - 2.3%
Chicago Bridge & Iron Co. NV	158,251	12,671
EMCOR Group, Inc.	247,300	11,373
MasTec, Inc. (a)	280,378	11,097
		35,141
Electrical Equipment - 0.6%
General Cable Corp.	391,373	10,027
Industrial Conglomerates - 0.6%
Carlisle Companies, Inc.	124,400	10,232
Machinery - 1.8%
Navistar International Corp. (a)(c)	294,725	11,179
TriMas Corp. (a)	240,486	8,624
Wabtec Corp.	105,416	7,859
		27,662
Marine - 0.3%
DryShips, Inc. (a)(c)	1,676,497	4,895
Professional Services - 1.8%
Dun & Bradstreet Corp.	77,094	8,539
Huron Consulting Group, Inc. (a)	97,751	6,960
Stantec, Inc.	206,600	12,245
		27,744
Trading Companies & Distributors - 2.7%
Applied Industrial Technologies, Inc.	199,577	9,564
DXP Enterprises, Inc. (a)	149,950	16,976
Kaman Corp.	174,200	7,311
Titan Machinery, Inc. (a)(c)	444,722	7,845
		41,696
TOTAL INDUSTRIALS		211,696
INFORMATION TECHNOLOGY - 18.2%
Communications Equipment - 2.2%
Aruba Networks, Inc. (a)	533,874	10,555
Ixia (a)	829,131	10,298
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Polycom, Inc. (a)	117,071	$ 1,440
Radware Ltd. (a)	502,666	8,309
Riverbed Technology, Inc. (a)	214,443	4,171
		34,773
Electronic Equipment & Components - 1.1%
InvenSense, Inc. (a)(c)	340,000	7,320
Neonode, Inc. (a)(c)	781,397	4,180
TTM Technologies, Inc. (a)	597,407	4,714
		16,214
Internet Software & Services - 3.1%
Bankrate, Inc. (a)	489,865	8,582
Demand Media, Inc. (a)	220,477	917
Digital River, Inc. (a)	114,886	1,757
EarthLink Holdings Corp.	461,486	1,574
LivePerson, Inc. (a)	269,685	2,670
Move, Inc. (a)	435,413	4,655
NIC, Inc.	310,698	5,698
Points International Ltd. (a)	290,378	6,557
Rackspace Hosting, Inc. (a)	164,583	4,776
Stamps.com, Inc. (a)	119,891	4,161
Web.com Group, Inc. (a)	237,895	7,306
		48,653
IT Services - 4.3%
Datalink Corp. (a)	501,260	6,436
EPAM Systems, Inc. (a)	241,948	7,532
ExlService Holdings, Inc. (a)	344,238	9,740
Global Payments, Inc.	201,600	13,473
Interxion Holding N.V. (a)	440,588	11,389
Sapient Corp. (a)	582,399	9,476
ServiceSource International, Inc. (a)	1,344,624	8,390
		66,436
Semiconductors & Semiconductor Equipment - 1.4%
Lattice Semiconductor Corp. (a)	387,800	3,265
Monolithic Power Systems, Inc. (a)	212,030	7,866
Semtech Corp. (a)	295,700	7,091
Silicon Laboratories, Inc. (a)	84,100	3,780
		22,002
Software - 4.3%
BroadSoft, Inc. (a)	250,591	6,360
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
CommVault Systems, Inc. (a)	150,733	$ 7,295
Infoblox, Inc. (a)	196,100	3,847
Nuance Communications, Inc. (a)(c)	409,097	6,582
Parametric Technology Corp. (a)	357,174	12,633
Pegasystems, Inc.	28,720	476
Rovi Corp. (a)	313,941	6,998
SS&C Technologies Holdings, Inc. (a)	194,887	7,585
Synchronoss Technologies, Inc. (a)	274,286	8,349
Tangoe, Inc. (a)	411,900	6,195
		66,320
Technology Hardware, Storage & Peripherals - 1.8%
Electronics for Imaging, Inc. (a)	219,875	8,309
Quantum Corp. (a)	5,049,141	5,453
Silicon Graphics International Corp. (a)	666,557	8,052
Super Micro Computer, Inc. (a)	311,788	6,348
		28,162
TOTAL INFORMATION TECHNOLOGY		282,560
MATERIALS - 5.3%
Chemicals - 4.2%
Axiall Corp.	268,654	12,519
Cabot Corp.	164,986	9,536
Chemtura Corp. (a)	234,838	5,237
Flotek Industries, Inc. (a)	295,478	8,276
Kronos Worldwide, Inc.	506,620	7,929
PolyOne Corp.	300,799	11,271
Tronox Ltd. Class A	395,285	9,684
		64,452
Containers & Packaging - 0.4%
Berry Plastics Group, Inc. (a)	285,440	6,420
Metals & Mining - 0.7%
Royal Gold, Inc.	54,361	3,599
Worthington Industries, Inc.	209,397	7,706
		11,305
TOTAL MATERIALS		82,177
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.6%
8x8, Inc. (a)	130,301	$ 1,264
Cogent Communications Group, Inc.	69,800	2,406
Towerstream Corp. (a)(c)	2,829,372	5,234
		8,904
UTILITIES - 2.8%
Electric Utilities - 2.1%
Cleco Corp.	171,950	9,036
El Paso Electric Co.	154,520	5,844
Great Plains Energy, Inc.	208,820	5,603
PNM Resources, Inc.	150,949	4,178
Portland General Electric Co.	230,668	7,720
		32,381
Gas Utilities - 0.5%
Atmos Energy Corp.	143,038	7,301
Independent Power Producers & Energy Traders - 0.2%
Dynegy, Inc. (a)	136,800	3,892
TOTAL UTILITIES		43,574
TOTAL COMMON STOCKS (Cost $1,296,511)		1,515,722
U.S. Treasury Obligations - 0.0%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.05% 5/29/14 to 7/17/14 (e) (Cost $530)	$ 530	530
Money Market Funds - 9.3%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.11% (b)	47,335,340	$ 47,335
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(d)	96,455,478	96,455
TOTAL MONEY MARKET FUNDS (Cost $143,790)		143,790
TOTAL INVESTMENT PORTFOLIO - 106.9% (Cost $1,440,831)		1,660,042
NET OTHER ASSETS (LIABILITIES) - (6.9)%		(106,599)
NET ASSETS - 100%		$ 1,553,443
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
56 ICE Russell 2000 Index Contracts (United States)	June 2014	$ 6,292	$ (271)

The face value of futures purchased as a percentage of net assets is 0.4%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security or a portion of the security is on loan at period end.
(d) Investment made with cash collateral received from securities on loan.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $315,000.
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 21
Fidelity Securities Lending Cash Central Fund	392
Total	$ 413
Other Information

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 214,564	$ 214,564	$ -	$ -
Consumer Staples	56,168	56,168	-	-
Energy	103,167	103,167	-	-
Financials	338,333	338,333	-	-
Health Care	174,579	174,579	-	-
Industrials	211,696	211,696	-	-
Information Technology	282,560	282,560	-	-
Materials	82,177	82,177	-	-
Telecommunication Services	8,904	8,904	-	-
Utilities	43,574	43,574	-	-
U.S. Government and Government Agency Obligations	530	-	530	-
Money Market Funds	143,790	143,790	-	-
Total Investments in Securities:	$ 1,660,042	$ 1,659,512	$ 530	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (271)	$ (271)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type (Amounts in thousands)	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (271)
Total Value of Derivatives	$ -	$ (271)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $93,965) - See accompanying schedule: Unaffiliated issuers (cost $1,297,041)	$ 1,516,252
Fidelity Central Funds (cost $143,790)	143,790
Total Investments (cost $1,440,831)		$ 1,660,042
Receivable for investments sold		10,928
Receivable for fund shares sold		635
Dividends receivable		622
Distributions receivable from Fidelity Central Funds		86
Receivable for daily variation margin for derivative instruments		41
Prepaid expenses		1
Other receivables		31
Total assets		1,672,386

Liabilities
Payable to custodian bank	$ 319
Payable for investments purchased	19,669
Payable for fund shares redeemed	1,479
Accrued management fee	630
Distribution and service plan fees payable	7
Other affiliated payables	336
Other payables and accrued expenses	48
Collateral on securities loaned, at value	96,455
Total liabilities		118,943

Net Assets		$ 1,553,443
Net Assets consist of:
Paid in capital		$ 1,226,920
Distributions in excess of net investment income		(707)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		108,290
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		218,940
Net Assets		$ 1,553,443

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($9,959.55 ÷ 392.183 shares)	$ 25.40

Maximum offering price per share (100/94.25 of $25.40)	$ 26.95
Class T: Net Asset Value and redemption price per share ($2,357.00 ÷ 94.319 shares)	$ 24.99

Maximum offering price per share (100/96.50 of $24.99)	$ 25.90
Class B: Net Asset Value and offering price per share ($306.56 ÷ 12.612 shares)A	$ 24.31

Class C: Net Asset Value and offering price per share ($3,943.99 ÷ 162.693 shares)A	$ 24.24

Stock Selector Small Cap: Net Asset Value, offering price and redemption price per share ($1,481,996.32 ÷ 57,552.557 shares)	$ 25.75

Institutional Class: Net Asset Value, offering price and redemption price per share ($54,879.95 ÷ 2,126.801 shares)	$ 25.80

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended April 30, 2014 (Unaudited)

Investment Income
Dividends		$ 7,833
Income from Fidelity Central Funds		413
Total income		8,246

Expenses
Management fee Basic fee	$ 4,786
Performance adjustment	(941)
Transfer agent fees	1,729
Distribution and service plan fees	37
Accounting and security lending fees	258
Custodian fees and expenses	40
Independent trustees' compensation	3
Registration fees	71
Audit	28
Legal	4
Miscellaneous	7
Total expenses before reductions	6,022
Expense reductions	(63)	5,959
Net investment income (loss)		2,287
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	108,402
Foreign currency transactions	(5)
Futures contracts	56
Total net realized gain (loss)		108,453
Change in net unrealized appreciation (depreciation) on: Investment securities	(25,618)
Assets and liabilities in foreign currencies	(2)
Futures contracts	(402)
Total change in net unrealized appreciation (depreciation)		(26,022)
Net gain (loss)		82,431
Net increase (decrease) in net assets resulting from operations		$ 84,718

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2014 (Unaudited)	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,287	$ 2,788
Net realized gain (loss)	108,453	154,942
Change in net unrealized appreciation (depreciation)	(26,022)	225,613
Net increase (decrease) in net assets resulting from operations	84,718	383,343
Distributions to shareholders from net investment income	(899)	(6,660)
Distributions to shareholders from net realized gain	(75,389)	(462)
Total distributions	(76,288)	(7,122)
Share transactions - net increase (decrease)	(11,587)	(176,937)
Redemption fees	71	96
Total increase (decrease) in net assets	(3,086)	199,380

Net Assets
Beginning of period	1,556,529	1,357,149
End of period (including distributions in excess of net investment income of $707 and distributions in excess of net investment income of $2,095, respectively)	$ 1,553,443	$ 1,556,529

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 25.32	$ 19.40	$ 17.87	$ 16.20	$ 12.53	$ 11.24
Income from Investment Operations
Net investment income (loss) E	- L	(.02)	(.02)	- I,L	(.01) J	- L
Net realized and unrealized gain (loss)	1.33	5.98	1.55	1.73	3.68	1.31
Total from investment operations	1.33	5.96	1.53	1.73	3.67	1.31
Distributions from net investment income	- L	(.04)	-	(.07)	- L	(.02)
Distributions from net realized gain	(1.25)	(.01)	-	-	-	-
Total distributions	(1.25)	(.04) M	-	(.07)	- L	(.02)
Redemption fees added to paid in capital E	- L	- L	- L	.01	- L	- L
Net asset value, end of period	$ 25.40	$ 25.32	$ 19.40	$ 17.87	$ 16.20	$ 12.53
Total Return B,C,D	5.34%	30.81%	8.56%	10.71%	29.32%	11.69%
Ratios to Average Net Assets F,K
Expenses before reductions	1.02% A	1.22%	1.37%	1.15%	1.00%	1.03%
Expenses net of fee waivers, if any	1.02% A	1.22%	1.37%	1.15%	1.00%	1.03%
Expenses net of all reductions	1.02% A	1.20%	1.36%	1.14%	.99%	1.01%
Net investment income (loss)	.02% A	(.09)%	(.10)%	-% H,I	(.07)% J	(.03)%
Supplemental Data
Net assets, end of period (in millions)	$ 10	$ 8	$ 4	$ 4	$ 3	$ 3
Portfolio turnover rate G	72% A	79%	61%	73%	138%	135%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Amount represents less than .01%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.21)%. J Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.16)%. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L Amount represents less than $.01 per share. M Total distributions of $.04 per share is comprised of distributions from net investment income of $.037 and distributions from net realized gain of $.007 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 24.97	$ 19.15	$ 17.68	$ 16.07	$ 12.45	$ 11.19
Income from Investment Operations
Net investment income (loss) E	(.04)	(.08)	(.07)	(.05) H	(.05) I	(.03)
Net realized and unrealized gain (loss)	1.31	5.90	1.54	1.70	3.67	1.30
Total from investment operations	1.27	5.82	1.47	1.65	3.62	1.27
Distributions from net investment income	-	-	-	(.05)	-	(.01)
Distributions from net realized gain	(1.25)	-	-	-	-	-
Total distributions	(1.25)	-	-	(.05)	-	(.01)
Redemption fees added to paid in capital E	- K	- K	- K	.01	- K	- K
Net asset value, end of period	$ 24.99	$ 24.97	$ 19.15	$ 17.68	$ 16.07	$ 12.45
Total Return B,C,D	5.16%	30.39%	8.31%	10.34%	29.08%	11.42%
Ratios to Average Net Assets F,J
Expenses before reductions	1.36% A	1.51%	1.64%	1.42%	1.27%	1.30%
Expenses net of fee waivers, if any	1.36% A	1.51%	1.64%	1.42%	1.27%	1.30%
Expenses net of all reductions	1.35% A	1.49%	1.63%	1.41%	1.26%	1.29%
Net investment income (loss)	(.31)% A	(.38)%	(.37)%	(.27)% H	(.33)% I	(.31)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,357	$ 1,880	$ 1,073	$ 1,539	$ 723	$ 550
Portfolio turnover rate G	72% A	79%	61%	73%	138%	135%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.48)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.43)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 24.38	$ 18.79	$ 17.43	$ 15.87	$ 12.36	$ 11.15
Income from Investment Operations
Net investment income (loss) E	(.10)	(.19)	(.16)	(.14) H	(.12) I	(.08)
Net realized and unrealized gain (loss)	1.28	5.78	1.52	1.69	3.63	1.30
Total from investment operations	1.18	5.59	1.36	1.55	3.51	1.22
Distributions from net investment income	-	-	-	-	-	(.01)
Distributions from net realized gain	(1.25)	-	-	-	-	-
Total distributions	(1.25)	-	-	-	-	(.01)
Redemption fees added to paid in capital E	- K	- K	- K	.01	- K	- K
Net asset value, end of period	$ 24.31	$ 24.38	$ 18.79	$ 17.43	$ 15.87	$ 12.36
Total Return B,C,D	4.90%	29.75%	7.80%	9.83%	28.40%	10.92%
Ratios to Average Net Assets F,J
Expenses before reductions	1.84% A	1.99%	2.12%	1.90%	1.76%	1.77%
Expenses net of fee waivers, if any	1.84% A	1.99%	2.12%	1.90%	1.76%	1.77%
Expenses net of all reductions	1.83% A	1.97%	2.11%	1.90%	1.75%	1.75%
Net investment income (loss)	(.80)% A	(.86)%	(.85)%	(.76)% H	(.82)% I	(.78)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 307	$ 307	$ 225	$ 246	$ 220	$ 219
Portfolio turnover rate G	72% A	79%	61%	73%	138%	135%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.96)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.92)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 24.32	$ 18.73	$ 17.38	$ 15.82	$ 12.33	$ 11.12
Income from Investment Operations
Net investment income (loss) E	(.09)	(.19)	(.16)	(.14) H	(.12) I	(.09)
Net realized and unrealized gain (loss)	1.26	5.78	1.51	1.69	3.61	1.31
Total from investment operations	1.17	5.59	1.35	1.55	3.49	1.22
Distributions from net investment income	-	-	-	-	-	(.01)
Distributions from net realized gain	(1.25)	-	-	-	-	-
Total distributions	(1.25)	-	-	-	-	(.01)
Redemption fees added to paid in capital E	- K	- K	- K	.01	- K	- K
Net asset value, end of period	$ 24.24	$ 24.32	$ 18.73	$ 17.38	$ 15.82	$ 12.33
Total Return B,C,D	4.87%	29.85%	7.77%	9.86%	28.30%	10.96%
Ratios to Average Net Assets F,J
Expenses before reductions	1.81% A	1.98%	2.12%	1.90%	1.75%	1.76%
Expenses net of fee waivers, if any	1.81% A	1.98%	2.12%	1.90%	1.75%	1.76%
Expenses net of all reductions	1.80% A	1.96%	2.11%	1.89%	1.74%	1.75%
Net investment income (loss)	(.76)% A	(.85)%	(.85)%	(.76)% H	(.81)% I	(.77)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,944	$ 3,252	$ 1,504	$ 1,370	$ 820	$ 428
Portfolio turnover rate G	72% A	79%	61%	73%	138%	135%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.96)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.91)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Stock Selector Small Cap

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 25.64	$ 19.65	$ 18.05	$ 16.35	$ 12.61	$ 11.28
Income from Investment Operations
Net investment income (loss) D	.04	.04	.04	.05 G	.03 H	.02
Net realized and unrealized gain (loss)	1.34	6.06	1.56	1.74	3.72	1.33
Total from investment operations	1.38	6.10	1.60	1.79	3.75	1.35
Distributions from net investment income	(.02)	(.10)	-	(.10)	(.01)	(.02)
Distributions from net realized gain	(1.25)	(.01)	-	-	-	-
Total distributions	(1.27)	(.11)	-	(.10)	(.01)	(.02)
Redemption fees added to paid in capital D	- J	- J	- J	.01	- J	- J
Net asset value, end of period	$ 25.75	$ 25.64	$ 19.65	$ 18.05	$ 16.35	$ 12.61
Total Return B,C	5.44%	31.20%	8.86%	11.03%	29.75%	12.05%
Ratios to Average Net Assets E,I
Expenses before reductions	.75% A	.94%	1.07%	.85%	.73%	.77%
Expenses net of fee waivers, if any	.75% A	.93%	1.07%	.85%	.73%	.77%
Expenses net of all reductions	.74% A	.91%	1.06%	.85%	.72%	.75%
Net investment income (loss)	.29% A	.20%	.20%	.29% G	.21% H	.22%
Supplemental Data
Net assets, end of period (in millions)	$ 1,482	$ 1,487	$ 1,311	$ 1,698	$ 1,406	$ 1,379
Portfolio turnover rate F	72% A	79%	61%	73%	138%	135%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .09%. H Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .12%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 25.69	$ 19.72	$ 18.07	$ 16.39	$ 12.63	$ 11.29
Income from Investment Operations
Net investment income (loss) D	.04	.05	.04	.05 G	.05 H	.04
Net realized and unrealized gain (loss)	1.34	6.06	1.61	1.74	3.72	1.32
Total from investment operations	1.38	6.11	1.65	1.79	3.77	1.36
Distributions from net investment income	(.02)	(.14)	-	(.12)	(.01)	(.02)
Distributions from net realized gain	(1.25)	(.01)	-	-	-	-
Total distributions	(1.27)	(.14) K	-	(.12)	(.01)	(.02)
Redemption fees added to paid in capital D	- J	- J	- J	.01	- J	- J
Net asset value, end of period	$ 25.80	$ 25.69	$ 19.72	$ 18.07	$ 16.39	$ 12.63
Total Return B,C	5.44%	31.22%	9.13%	10.99%	29.89%	12.14%
Ratios to Average Net Assets E,I
Expenses before reductions	.72% A	.91%	1.06%	.86%	.63%	.63%
Expenses net of fee waivers, if any	.72% A	.91%	1.06%	.86%	.63%	.63%
Expenses net of all reductions	.72% A	.89%	1.05%	.85%	.62%	.62%
Net investment income (loss)	.32% A	.22%	.21%	.29% G	.31% H	.36%
Supplemental Data
Net assets, end of period (000 omitted)	$ 54,880	$ 55,860	$ 39,592	$ 10,038	$ 680	$ 413
Portfolio turnover rate F	72% A	79%	61%	73%	138%	135%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .08%. H Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .21%.I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.14 per share is comprised of distributions from net investment income of $.136 and distributions from net realized gain of $.007 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2014 (Unaudited)

1. Organization.

Fidelity® Stock Selector Small Cap Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Stock Selector Small Cap and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. In order to disclose class level financial information dollar amounts presented in the notes are unrounded. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, futures transactions, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 289,968,686
Gross unrealized depreciation	(74,474,149)
Net unrealized appreciation (depreciation) on securities and other investments	$ 215,494,537

Tax cost	$ 1,444,547,069

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Semiannual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Futures Contracts - continued

representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $55,782 and a change in net unrealized appreciation (depreciation) of $(402,532) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $555,881,641 and $636,873,354, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Stock Selector Small Cap as compared to its benchmark index, the Russell 2000 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .48% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 11,711	$ 3,047
Class T	.25%	.25%	5,510	67
Class B	.75%	.25%	1,588	1,197
Class C	.75%	.25%	18,420	4,156
			$ 37,229	$ 8,467

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 5,096
Class T	1,094
Class B*	54
Class C*	82
$ 6,326

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 11,204.24
Class T	3,547.32
Class B	485.31
Class C	5,041.27
Stock Selector Small Cap	1,654,144.22
Institutional Class	54,840.19
	$ 1,729,261

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $21,521 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,478 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan

Semiannual Report

8. Security Lending - continued

securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $956,394. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $392,015, including $39,477 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $58,377 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $4,199.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2014	Year ended October 31, 2013
From net investment income
Class A	$ 632	$ 7,801
Stock Selector Small Cap	863,896	6,380,622
Institutional Class	34,781	271,081
Total	$ 899,309	$ 6,659,504

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Distributions to Shareholders - continued

	Six months ended April 30, 2014	Year ended October 31, 2013
From net realized gain
Class A	$ 395,149	$ 1,477
Class T	94,672	-
Class B	15,675	-
Class C	175,368	-
Stock Selector Small Cap	71,991,201	446,989
Institutional Class	2,717,272	13,943
Total	$ 75,389,337	$ 462,409

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013	Six months ended April 30, 2014	Year ended October 31, 2013
Class A
Shares sold	105,659	163,153	$ 2,736,528	$ 3,696,687
Reinvestment of distributions	15,063	456	376,727	8,874
Shares redeemed	(39,923)	(61,714)	(1,032,350)	(1,367,004)
Net increase (decrease)	80,799	101,895	$ 2,080,905	$ 2,338,557
Class T
Shares sold	23,887	33,768	$ 604,362	$ 783,985
Reinvestment of distributions	3,842	-	94,672	-
Shares redeemed	(8,674)	(14,556)	(217,438)	(300,382)
Net increase (decrease)	19,055	19,212	$ 481,596	$ 483,603
Class B
Shares sold	206	1,730	$ 5,080	$ 39,262
Reinvestment of distributions	621	-	14,915	-
Shares redeemed	(797)	(1,139)	(19,910)	(25,744)
Net increase (decrease)	30	591	$ 85	$ 13,518
Class C
Shares sold	37,888	87,409	$ 936,988	$ 1,873,875
Reinvestment of distributions	6,798	-	162,824	-
Shares redeemed	(15,740)	(33,971)	(385,203)	(724,285)
Net increase (decrease)	28,946	53,438	$ 714,609	$ 1,149,590

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013	Six months ended April 30, 2014	Year ended October 31, 2013
Stock Selector Small Cap
Shares sold	3,709,653	7,298,687	$ 96,716,486	$ 165,946,998
Reinvestment of distributions	2,813,764	341,495	71,272,645	6,696,448
Shares redeemed	(6,983,800)	(16,324,984)	(181,460,112)	(358,407,459)
Net increase (decrease)	(460,383)	(8,684,802)	$ (13,470,981)	$ (185,764,013)
Institutional Class
Shares sold	152,173	569,460	$ 3,998,230	$ 13,878,958
Reinvestment of distributions	87,339	14,320	2,216,655	281,150
Shares redeemed	(287,407)	(416,797)	(7,607,080)	(9,319,039)
Net increase (decrease)	(47,895)	166,983	$ (1,392,195)	$ 4,841,069

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

(Fidelity Investment logo)(registered trademark)

ASCS-USAN-0614
1.843153.106

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Stock Selector Small Cap

Fund - Institutional Class

Semiannual Report

April 30, 2014

(Fidelity Cover Art)

Institutional Class
is a class of Fidelity®
Stock Selector Small Cap Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 to April 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period* November 1, 2013 to April 30, 2014
Class A	1.02%
Actual		$ 1,000.00	$ 1,053.40	$ 5.19
HypotheticalA		$ 1,000.00	$ 1,019.74	$ 5.11
Class T	1.36%
Actual		$ 1,000.00	$ 1,051.60	$ 6.92
HypotheticalA		$ 1,000.00	$ 1,018.05	$ 6.81
Class B	1.84%
Actual		$ 1,000.00	$ 1,049.00	$ 9.35
HypotheticalA		$ 1,000.00	$ 1,015.67	$ 9.20
Class C	1.81%
Actual		$ 1,000.00	$ 1,048.70	$ 9.19
HypotheticalA		$ 1,000.00	$ 1,015.82	$ 9.05
Stock Selector Small Cap	.75%
Actual		$ 1,000.00	$ 1,054.40	$ 3.82
HypotheticalA		$ 1,000.00	$ 1,021.08	$ 3.76
Institutional Class	.72%
Actual		$ 1,000.00	$ 1,054.40	$ 3.67
HypotheticalA		$ 1,000.00	$ 1,021.22	$ 3.61

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
PacWest Bancorp	1.3	1.3
Stone Energy Corp.	1.3	1.1
DXP Enterprises, Inc.	1.1	1.1
Associated Banc-Corp.	1.0	1.0
Targa Resources Corp.	1.0	0.7
Newfield Exploration Co.	1.0	0.0
Banner Bank	1.0	1.0
Huntington Bancshares, Inc.	0.9	0.0
Allied World Assurance Co. Holdings Ltd.	0.9	1.1
Genesco, Inc.	0.9	0.8
	10.4
Top Five Market Sectors as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.8	22.2
Information Technology	18.2	17.3
Consumer Discretionary	13.8	13.1
Industrials	13.6	15.8
Health Care	11.2	11.2
Asset Allocation (% of fund's net assets)
As of April 30, 2014*		As of October 31, 2013**
	Stocks and Equity Futures 98.0%		Stocks and Equity Futures 97.7%
	Short-Term Investments and Net Other Assets (Liabilities) 2.0%		Short-Term Investments and Net Other Assets (Liabilities) 2.3%
* Foreign investments	8.6%	** Foreign investments	7.7%

Semiannual Report

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.8%
Auto Components - 1.4%
Allison Transmission Holdings, Inc.	306,420	$ 9,144
Tenneco, Inc. (a)	202,884	12,147
		21,291
Diversified Consumer Services - 0.6%
Bright Horizons Family Solutions, Inc. (a)	221,767	9,044
Hotels, Restaurants & Leisure - 1.9%
Bloomin' Brands, Inc. (a)	442,284	9,429
Interval Leisure Group, Inc.	341,246	8,794
Life Time Fitness, Inc. (a)(c)	247,480	11,879
		30,102
Household Durables - 0.6%
KB Home (c)	533,008	8,800
Internet & Catalog Retail - 1.0%
HomeAway, Inc. (a)	229,500	7,486
HSN, Inc.	127,593	7,405
		14,891
Leisure Products - 0.5%
Brunswick Corp.	204,310	8,211
Media - 1.1%
MDC Partners, Inc. Class A (sub. vtg.)	348,800	8,518
Nexstar Broadcasting Group, Inc. Class A (c)	231,335	9,219
		17,737
Multiline Retail - 0.6%
Dillard's, Inc. Class A	103,256	10,112
Specialty Retail - 4.1%
Ascena Retail Group, Inc. (a)	367,653	6,324
AutoCanada, Inc.	99,075	6,327
Conn's, Inc. (a)(c)	246,326	10,895
Francesca's Holdings Corp. (a)(c)	497,721	8,143
GameStop Corp. Class A (c)	230,574	9,149
Genesco, Inc. (a)	182,375	13,928
Rent-A-Center, Inc.	288,481	8,427
		63,193
Textiles, Apparel & Luxury Goods - 2.0%
Hanesbrands, Inc.	8,387	688
Iconix Brand Group, Inc. (a)	210,139	8,931
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Kate Spade & Co. (a)	322,933	$ 11,228
Steven Madden Ltd. (a)	290,259	10,336
		31,183
TOTAL CONSUMER DISCRETIONARY		214,564
CONSUMER STAPLES - 3.6%
Beverages - 0.4%
Cott Corp.	833,948	6,772
Food & Staples Retailing - 1.4%
Andersons, Inc.	93,000	5,793
Susser Holdings Corp. (a)(c)	109,730	8,491
United Natural Foods, Inc. (a)	97,590	6,737
		21,021
Food Products - 1.4%
Darling International, Inc. (a)	417,490	8,354
Fresh Del Monte Produce, Inc.	218,787	6,321
J&J Snack Foods Corp.	71,550	6,697
		21,372
Personal Products - 0.4%
Inter Parfums, Inc.	191,400	7,003
TOTAL CONSUMER STAPLES		56,168
ENERGY - 6.7%
Energy Equipment & Services - 0.9%
Atwood Oceanics, Inc. (a)	131,274	6,506
Total Energy Services, Inc.	391,900	7,723
		14,229
Oil, Gas & Consumable Fuels - 5.8%
Cloud Peak Energy, Inc. (a)	474,770	9,348
Energen Corp.	42,732	3,329
Genesis Energy LP	82,654	4,581
Newfield Exploration Co. (a)	445,990	15,097
Rosetta Resources, Inc. (a)	267,548	12,666
Stone Energy Corp. (a)	403,185	19,776
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Targa Resources Corp.	142,710	$ 15,411
Western Refining, Inc. (c)	200,688	8,730
		88,938
TOTAL ENERGY		103,167
FINANCIALS - 21.8%
Banks - 9.0%
Associated Banc-Corp.	880,723	15,457
BancFirst Corp.	52,207	3,039
Bank of the Ozarks, Inc.	209,518	12,550
Banner Bank	375,729	14,856
BBCN Bancorp, Inc.	790,886	12,188
Cathay General Bancorp	332,345	7,843
City National Corp.	184,113	13,361
East West Bancorp, Inc.	253,088	8,734
Huntington Bancshares, Inc.	1,606,400	14,715
MB Financial, Inc.	262,981	7,058
National Penn Bancshares, Inc.	910,098	8,892
PacWest Bancorp	517,775	20,387
		139,080
Capital Markets - 2.1%
Affiliated Managers Group, Inc. (a)	33,200	6,580
AURELIUS AG	249,242	9,253
LPL Financial	137,800	6,525
Waddell & Reed Financial, Inc. Class A	157,659	10,634
		32,992
Insurance - 3.5%
Allied World Assurance Co. Holdings Ltd.	131,229	14,132
Amerisafe, Inc.	267,286	11,400
Aspen Insurance Holdings Ltd.	249,710	11,432
Primerica, Inc.	196,169	9,002
StanCorp Financial Group, Inc.	135,223	8,262
		54,228
Real Estate Investment Trusts - 6.0%
Cousins Properties, Inc.	986,880	11,477
First Industrial Realty Trust, Inc.	658,608	12,099
Home Properties, Inc.	198,520	12,229
Kite Realty Group Trust	1,656,707	10,272
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Mid-America Apartment Communities, Inc.	167,700	$ 11,680
National Retail Properties, Inc. (c)	346,759	11,835
Parkway Properties, Inc.	541,026	10,204
Pennsylvania Real Estate Investment Trust (SBI)	81,603	1,351
Ramco-Gershenson Properties Trust (SBI)	774,390	12,762
		93,909
Thrifts & Mortgage Finance - 1.2%
Washington Federal, Inc.	282,330	6,093
WSFS Financial Corp.	177,914	12,031
		18,124
TOTAL FINANCIALS		338,333
HEALTH CARE - 11.2%
Biotechnology - 6.0%
ACADIA Pharmaceuticals, Inc. (a)	209,752	4,222
Agios Pharmaceuticals, Inc. (c)	146,433	6,159
Auspex Pharmaceuticals, Inc.	100,249	2,149
BioCryst Pharmaceuticals, Inc. (a)	283,950	2,439
BioMarin Pharmaceutical, Inc. (a)	46,356	2,699
Bluebird Bio, Inc. (c)	135,500	2,683
Celldex Therapeutics, Inc. (a)	231,451	3,472
Cubist Pharmaceuticals, Inc.	56,017	3,925
Dicerna Pharmaceuticals, Inc. (c)	58,300	1,094
Discovery Laboratories, Inc. (a)(c)	1,566,863	2,789
Dyax Corp. (a)	500,185	3,306
Genocea Biosciences, Inc.	70,570	1,369
Hyperion Therapeutics, Inc. (a)	134,034	3,303
Insmed, Inc. (a)	248,672	3,466
Intercept Pharmaceuticals, Inc. (a)	33,503	8,849
InterMune, Inc. (a)	241,647	7,752
Isis Pharmaceuticals, Inc. (a)	191,928	5,107
Medivation, Inc. (a)	59,286	3,570
MEI Pharma, Inc. (a)	278,327	2,177
Mirati Therapeutics, Inc. (a)	153,306	2,888
Neurocrine Biosciences, Inc. (a)	306,560	4,298
Novavax, Inc. (a)	894,438	3,918
Synageva BioPharma Corp. (a)	64,300	5,554
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Theravance, Inc. (a)	105,851	$ 2,850
XOMA Corp. (a)	750,399	3,332
		93,370
Health Care Equipment & Supplies - 1.7%
Cerus Corp. (a)(c)	883,138	3,824
DexCom, Inc. (a)	168,484	5,466
Masimo Corp. (a)	196,947	5,270
Steris Corp.	193,903	9,317
The Spectranetics Corp. (a)	148,315	3,153
		27,030
Health Care Providers & Services - 1.9%
Air Methods Corp. (a)	37,100	2,065
BioScrip, Inc. (a)	515,666	3,568
Community Health Systems, Inc. (a)	110,900	4,202
MEDNAX, Inc. (a)	49,710	2,945
Molina Healthcare, Inc. (a)	197,874	7,400
PharMerica Corp. (a)	126,084	3,428
Surgical Care Affiliates, Inc.	215,964	6,345
		29,953
Health Care Technology - 0.0%
Medidata Solutions, Inc. (a)	2	0*
Life Sciences Tools & Services - 1.2%
Bruker BioSciences Corp. (a)	335,834	6,938
Fluidigm Corp. (a)	130,373	4,897
PAREXEL International Corp. (a)	142,300	6,453
		18,288
Pharmaceuticals - 0.4%
Prestige Brands Holdings, Inc. (a)	177,146	5,938
TOTAL HEALTH CARE		174,579
INDUSTRIALS - 13.6%
Aerospace & Defense - 1.4%
AAR Corp.	320,988	8,314
Teledyne Technologies, Inc. (a)	138,457	12,857
		21,171
Air Freight & Logistics - 0.8%
Hub Group, Inc. Class A (a)	292,620	13,065
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Building Products - 0.4%
Ply Gem Holdings, Inc.	470,125	$ 5,994
Commercial Services & Supplies - 0.9%
Tetra Tech, Inc.	281,632	8,074
West Corp.	246,181	5,995
		14,069
Construction & Engineering - 2.3%
Chicago Bridge & Iron Co. NV	158,251	12,671
EMCOR Group, Inc.	247,300	11,373
MasTec, Inc. (a)	280,378	11,097
		35,141
Electrical Equipment - 0.6%
General Cable Corp.	391,373	10,027
Industrial Conglomerates - 0.6%
Carlisle Companies, Inc.	124,400	10,232
Machinery - 1.8%
Navistar International Corp. (a)(c)	294,725	11,179
TriMas Corp. (a)	240,486	8,624
Wabtec Corp.	105,416	7,859
		27,662
Marine - 0.3%
DryShips, Inc. (a)(c)	1,676,497	4,895
Professional Services - 1.8%
Dun & Bradstreet Corp.	77,094	8,539
Huron Consulting Group, Inc. (a)	97,751	6,960
Stantec, Inc.	206,600	12,245
		27,744
Trading Companies & Distributors - 2.7%
Applied Industrial Technologies, Inc.	199,577	9,564
DXP Enterprises, Inc. (a)	149,950	16,976
Kaman Corp.	174,200	7,311
Titan Machinery, Inc. (a)(c)	444,722	7,845
		41,696
TOTAL INDUSTRIALS		211,696
INFORMATION TECHNOLOGY - 18.2%
Communications Equipment - 2.2%
Aruba Networks, Inc. (a)	533,874	10,555
Ixia (a)	829,131	10,298
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Polycom, Inc. (a)	117,071	$ 1,440
Radware Ltd. (a)	502,666	8,309
Riverbed Technology, Inc. (a)	214,443	4,171
		34,773
Electronic Equipment & Components - 1.1%
InvenSense, Inc. (a)(c)	340,000	7,320
Neonode, Inc. (a)(c)	781,397	4,180
TTM Technologies, Inc. (a)	597,407	4,714
		16,214
Internet Software & Services - 3.1%
Bankrate, Inc. (a)	489,865	8,582
Demand Media, Inc. (a)	220,477	917
Digital River, Inc. (a)	114,886	1,757
EarthLink Holdings Corp.	461,486	1,574
LivePerson, Inc. (a)	269,685	2,670
Move, Inc. (a)	435,413	4,655
NIC, Inc.	310,698	5,698
Points International Ltd. (a)	290,378	6,557
Rackspace Hosting, Inc. (a)	164,583	4,776
Stamps.com, Inc. (a)	119,891	4,161
Web.com Group, Inc. (a)	237,895	7,306
		48,653
IT Services - 4.3%
Datalink Corp. (a)	501,260	6,436
EPAM Systems, Inc. (a)	241,948	7,532
ExlService Holdings, Inc. (a)	344,238	9,740
Global Payments, Inc.	201,600	13,473
Interxion Holding N.V. (a)	440,588	11,389
Sapient Corp. (a)	582,399	9,476
ServiceSource International, Inc. (a)	1,344,624	8,390
		66,436
Semiconductors & Semiconductor Equipment - 1.4%
Lattice Semiconductor Corp. (a)	387,800	3,265
Monolithic Power Systems, Inc. (a)	212,030	7,866
Semtech Corp. (a)	295,700	7,091
Silicon Laboratories, Inc. (a)	84,100	3,780
		22,002
Software - 4.3%
BroadSoft, Inc. (a)	250,591	6,360
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
CommVault Systems, Inc. (a)	150,733	$ 7,295
Infoblox, Inc. (a)	196,100	3,847
Nuance Communications, Inc. (a)(c)	409,097	6,582
Parametric Technology Corp. (a)	357,174	12,633
Pegasystems, Inc.	28,720	476
Rovi Corp. (a)	313,941	6,998
SS&C Technologies Holdings, Inc. (a)	194,887	7,585
Synchronoss Technologies, Inc. (a)	274,286	8,349
Tangoe, Inc. (a)	411,900	6,195
		66,320
Technology Hardware, Storage & Peripherals - 1.8%
Electronics for Imaging, Inc. (a)	219,875	8,309
Quantum Corp. (a)	5,049,141	5,453
Silicon Graphics International Corp. (a)	666,557	8,052
Super Micro Computer, Inc. (a)	311,788	6,348
		28,162
TOTAL INFORMATION TECHNOLOGY		282,560
MATERIALS - 5.3%
Chemicals - 4.2%
Axiall Corp.	268,654	12,519
Cabot Corp.	164,986	9,536
Chemtura Corp. (a)	234,838	5,237
Flotek Industries, Inc. (a)	295,478	8,276
Kronos Worldwide, Inc.	506,620	7,929
PolyOne Corp.	300,799	11,271
Tronox Ltd. Class A	395,285	9,684
		64,452
Containers & Packaging - 0.4%
Berry Plastics Group, Inc. (a)	285,440	6,420
Metals & Mining - 0.7%
Royal Gold, Inc.	54,361	3,599
Worthington Industries, Inc.	209,397	7,706
		11,305
TOTAL MATERIALS		82,177
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.6%
8x8, Inc. (a)	130,301	$ 1,264
Cogent Communications Group, Inc.	69,800	2,406
Towerstream Corp. (a)(c)	2,829,372	5,234
		8,904
UTILITIES - 2.8%
Electric Utilities - 2.1%
Cleco Corp.	171,950	9,036
El Paso Electric Co.	154,520	5,844
Great Plains Energy, Inc.	208,820	5,603
PNM Resources, Inc.	150,949	4,178
Portland General Electric Co.	230,668	7,720
		32,381
Gas Utilities - 0.5%
Atmos Energy Corp.	143,038	7,301
Independent Power Producers & Energy Traders - 0.2%
Dynegy, Inc. (a)	136,800	3,892
TOTAL UTILITIES		43,574
TOTAL COMMON STOCKS (Cost $1,296,511)		1,515,722
U.S. Treasury Obligations - 0.0%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.05% 5/29/14 to 7/17/14 (e) (Cost $530)	$ 530	530
Money Market Funds - 9.3%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.11% (b)	47,335,340	$ 47,335
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(d)	96,455,478	96,455
TOTAL MONEY MARKET FUNDS (Cost $143,790)		143,790
TOTAL INVESTMENT PORTFOLIO - 106.9% (Cost $1,440,831)		1,660,042
NET OTHER ASSETS (LIABILITIES) - (6.9)%		(106,599)
NET ASSETS - 100%		$ 1,553,443
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
56 ICE Russell 2000 Index Contracts (United States)	June 2014	$ 6,292	$ (271)

The face value of futures purchased as a percentage of net assets is 0.4%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security or a portion of the security is on loan at period end.
(d) Investment made with cash collateral received from securities on loan.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $315,000.
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 21
Fidelity Securities Lending Cash Central Fund	392
Total	$ 413
Other Information

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 214,564	$ 214,564	$ -	$ -
Consumer Staples	56,168	56,168	-	-
Energy	103,167	103,167	-	-
Financials	338,333	338,333	-	-
Health Care	174,579	174,579	-	-
Industrials	211,696	211,696	-	-
Information Technology	282,560	282,560	-	-
Materials	82,177	82,177	-	-
Telecommunication Services	8,904	8,904	-	-
Utilities	43,574	43,574	-	-
U.S. Government and Government Agency Obligations	530	-	530	-
Money Market Funds	143,790	143,790	-	-
Total Investments in Securities:	$ 1,660,042	$ 1,659,512	$ 530	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (271)	$ (271)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type (Amounts in thousands)	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (271)
Total Value of Derivatives	$ -	$ (271)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $93,965) - See accompanying schedule: Unaffiliated issuers (cost $1,297,041)	$ 1,516,252
Fidelity Central Funds (cost $143,790)	143,790
Total Investments (cost $1,440,831)		$ 1,660,042
Receivable for investments sold		10,928
Receivable for fund shares sold		635
Dividends receivable		622
Distributions receivable from Fidelity Central Funds		86
Receivable for daily variation margin for derivative instruments		41
Prepaid expenses		1
Other receivables		31
Total assets		1,672,386

Liabilities
Payable to custodian bank	$ 319
Payable for investments purchased	19,669
Payable for fund shares redeemed	1,479
Accrued management fee	630
Distribution and service plan fees payable	7
Other affiliated payables	336
Other payables and accrued expenses	48
Collateral on securities loaned, at value	96,455
Total liabilities		118,943

Net Assets		$ 1,553,443
Net Assets consist of:
Paid in capital		$ 1,226,920
Distributions in excess of net investment income		(707)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		108,290
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		218,940
Net Assets		$ 1,553,443

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($9,959.55 ÷ 392.183 shares)	$ 25.40

Maximum offering price per share (100/94.25 of $25.40)	$ 26.95
Class T: Net Asset Value and redemption price per share ($2,357.00 ÷ 94.319 shares)	$ 24.99

Maximum offering price per share (100/96.50 of $24.99)	$ 25.90
Class B: Net Asset Value and offering price per share ($306.56 ÷ 12.612 shares)A	$ 24.31

Class C: Net Asset Value and offering price per share ($3,943.99 ÷ 162.693 shares)A	$ 24.24

Stock Selector Small Cap: Net Asset Value, offering price and redemption price per share ($1,481,996.32 ÷ 57,552.557 shares)	$ 25.75

Institutional Class: Net Asset Value, offering price and redemption price per share ($54,879.95 ÷ 2,126.801 shares)	$ 25.80

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended April 30, 2014 (Unaudited)

Investment Income
Dividends		$ 7,833
Income from Fidelity Central Funds		413
Total income		8,246

Expenses
Management fee Basic fee	$ 4,786
Performance adjustment	(941)
Transfer agent fees	1,729
Distribution and service plan fees	37
Accounting and security lending fees	258
Custodian fees and expenses	40
Independent trustees' compensation	3
Registration fees	71
Audit	28
Legal	4
Miscellaneous	7
Total expenses before reductions	6,022
Expense reductions	(63)	5,959
Net investment income (loss)		2,287
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	108,402
Foreign currency transactions	(5)
Futures contracts	56
Total net realized gain (loss)		108,453
Change in net unrealized appreciation (depreciation) on: Investment securities	(25,618)
Assets and liabilities in foreign currencies	(2)
Futures contracts	(402)
Total change in net unrealized appreciation (depreciation)		(26,022)
Net gain (loss)		82,431
Net increase (decrease) in net assets resulting from operations		$ 84,718

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2014 (Unaudited)	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,287	$ 2,788
Net realized gain (loss)	108,453	154,942
Change in net unrealized appreciation (depreciation)	(26,022)	225,613
Net increase (decrease) in net assets resulting from operations	84,718	383,343
Distributions to shareholders from net investment income	(899)	(6,660)
Distributions to shareholders from net realized gain	(75,389)	(462)
Total distributions	(76,288)	(7,122)
Share transactions - net increase (decrease)	(11,587)	(176,937)
Redemption fees	71	96
Total increase (decrease) in net assets	(3,086)	199,380

Net Assets
Beginning of period	1,556,529	1,357,149
End of period (including distributions in excess of net investment income of $707 and distributions in excess of net investment income of $2,095, respectively)	$ 1,553,443	$ 1,556,529

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 25.32	$ 19.40	$ 17.87	$ 16.20	$ 12.53	$ 11.24
Income from Investment Operations
Net investment income (loss) E	- L	(.02)	(.02)	- I,L	(.01) J	- L
Net realized and unrealized gain (loss)	1.33	5.98	1.55	1.73	3.68	1.31
Total from investment operations	1.33	5.96	1.53	1.73	3.67	1.31
Distributions from net investment income	- L	(.04)	-	(.07)	- L	(.02)
Distributions from net realized gain	(1.25)	(.01)	-	-	-	-
Total distributions	(1.25)	(.04) M	-	(.07)	- L	(.02)
Redemption fees added to paid in capital E	- L	- L	- L	.01	- L	- L
Net asset value, end of period	$ 25.40	$ 25.32	$ 19.40	$ 17.87	$ 16.20	$ 12.53
Total Return B,C,D	5.34%	30.81%	8.56%	10.71%	29.32%	11.69%
Ratios to Average Net Assets F,K
Expenses before reductions	1.02% A	1.22%	1.37%	1.15%	1.00%	1.03%
Expenses net of fee waivers, if any	1.02% A	1.22%	1.37%	1.15%	1.00%	1.03%
Expenses net of all reductions	1.02% A	1.20%	1.36%	1.14%	.99%	1.01%
Net investment income (loss)	.02% A	(.09)%	(.10)%	-% H,I	(.07)% J	(.03)%
Supplemental Data
Net assets, end of period (in millions)	$ 10	$ 8	$ 4	$ 4	$ 3	$ 3
Portfolio turnover rate G	72% A	79%	61%	73%	138%	135%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Amount represents less than .01%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.21)%. J Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.16)%. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L Amount represents less than $.01 per share. M Total distributions of $.04 per share is comprised of distributions from net investment income of $.037 and distributions from net realized gain of $.007 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 24.97	$ 19.15	$ 17.68	$ 16.07	$ 12.45	$ 11.19
Income from Investment Operations
Net investment income (loss) E	(.04)	(.08)	(.07)	(.05) H	(.05) I	(.03)
Net realized and unrealized gain (loss)	1.31	5.90	1.54	1.70	3.67	1.30
Total from investment operations	1.27	5.82	1.47	1.65	3.62	1.27
Distributions from net investment income	-	-	-	(.05)	-	(.01)
Distributions from net realized gain	(1.25)	-	-	-	-	-
Total distributions	(1.25)	-	-	(.05)	-	(.01)
Redemption fees added to paid in capital E	- K	- K	- K	.01	- K	- K
Net asset value, end of period	$ 24.99	$ 24.97	$ 19.15	$ 17.68	$ 16.07	$ 12.45
Total Return B,C,D	5.16%	30.39%	8.31%	10.34%	29.08%	11.42%
Ratios to Average Net Assets F,J
Expenses before reductions	1.36% A	1.51%	1.64%	1.42%	1.27%	1.30%
Expenses net of fee waivers, if any	1.36% A	1.51%	1.64%	1.42%	1.27%	1.30%
Expenses net of all reductions	1.35% A	1.49%	1.63%	1.41%	1.26%	1.29%
Net investment income (loss)	(.31)% A	(.38)%	(.37)%	(.27)% H	(.33)% I	(.31)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,357	$ 1,880	$ 1,073	$ 1,539	$ 723	$ 550
Portfolio turnover rate G	72% A	79%	61%	73%	138%	135%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.48)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.43)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 24.38	$ 18.79	$ 17.43	$ 15.87	$ 12.36	$ 11.15
Income from Investment Operations
Net investment income (loss) E	(.10)	(.19)	(.16)	(.14) H	(.12) I	(.08)
Net realized and unrealized gain (loss)	1.28	5.78	1.52	1.69	3.63	1.30
Total from investment operations	1.18	5.59	1.36	1.55	3.51	1.22
Distributions from net investment income	-	-	-	-	-	(.01)
Distributions from net realized gain	(1.25)	-	-	-	-	-
Total distributions	(1.25)	-	-	-	-	(.01)
Redemption fees added to paid in capital E	- K	- K	- K	.01	- K	- K
Net asset value, end of period	$ 24.31	$ 24.38	$ 18.79	$ 17.43	$ 15.87	$ 12.36
Total Return B,C,D	4.90%	29.75%	7.80%	9.83%	28.40%	10.92%
Ratios to Average Net Assets F,J
Expenses before reductions	1.84% A	1.99%	2.12%	1.90%	1.76%	1.77%
Expenses net of fee waivers, if any	1.84% A	1.99%	2.12%	1.90%	1.76%	1.77%
Expenses net of all reductions	1.83% A	1.97%	2.11%	1.90%	1.75%	1.75%
Net investment income (loss)	(.80)% A	(.86)%	(.85)%	(.76)% H	(.82)% I	(.78)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 307	$ 307	$ 225	$ 246	$ 220	$ 219
Portfolio turnover rate G	72% A	79%	61%	73%	138%	135%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.96)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.92)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 24.32	$ 18.73	$ 17.38	$ 15.82	$ 12.33	$ 11.12
Income from Investment Operations
Net investment income (loss) E	(.09)	(.19)	(.16)	(.14) H	(.12) I	(.09)
Net realized and unrealized gain (loss)	1.26	5.78	1.51	1.69	3.61	1.31
Total from investment operations	1.17	5.59	1.35	1.55	3.49	1.22
Distributions from net investment income	-	-	-	-	-	(.01)
Distributions from net realized gain	(1.25)	-	-	-	-	-
Total distributions	(1.25)	-	-	-	-	(.01)
Redemption fees added to paid in capital E	- K	- K	- K	.01	- K	- K
Net asset value, end of period	$ 24.24	$ 24.32	$ 18.73	$ 17.38	$ 15.82	$ 12.33
Total Return B,C,D	4.87%	29.85%	7.77%	9.86%	28.30%	10.96%
Ratios to Average Net Assets F,J
Expenses before reductions	1.81% A	1.98%	2.12%	1.90%	1.75%	1.76%
Expenses net of fee waivers, if any	1.81% A	1.98%	2.12%	1.90%	1.75%	1.76%
Expenses net of all reductions	1.80% A	1.96%	2.11%	1.89%	1.74%	1.75%
Net investment income (loss)	(.76)% A	(.85)%	(.85)%	(.76)% H	(.81)% I	(.77)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,944	$ 3,252	$ 1,504	$ 1,370	$ 820	$ 428
Portfolio turnover rate G	72% A	79%	61%	73%	138%	135%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.96)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.91)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Stock Selector Small Cap

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 25.64	$ 19.65	$ 18.05	$ 16.35	$ 12.61	$ 11.28
Income from Investment Operations
Net investment income (loss) D	.04	.04	.04	.05 G	.03 H	.02
Net realized and unrealized gain (loss)	1.34	6.06	1.56	1.74	3.72	1.33
Total from investment operations	1.38	6.10	1.60	1.79	3.75	1.35
Distributions from net investment income	(.02)	(.10)	-	(.10)	(.01)	(.02)
Distributions from net realized gain	(1.25)	(.01)	-	-	-	-
Total distributions	(1.27)	(.11)	-	(.10)	(.01)	(.02)
Redemption fees added to paid in capital D	- J	- J	- J	.01	- J	- J
Net asset value, end of period	$ 25.75	$ 25.64	$ 19.65	$ 18.05	$ 16.35	$ 12.61
Total Return B,C	5.44%	31.20%	8.86%	11.03%	29.75%	12.05%
Ratios to Average Net Assets E,I
Expenses before reductions	.75% A	.94%	1.07%	.85%	.73%	.77%
Expenses net of fee waivers, if any	.75% A	.93%	1.07%	.85%	.73%	.77%
Expenses net of all reductions	.74% A	.91%	1.06%	.85%	.72%	.75%
Net investment income (loss)	.29% A	.20%	.20%	.29% G	.21% H	.22%
Supplemental Data
Net assets, end of period (in millions)	$ 1,482	$ 1,487	$ 1,311	$ 1,698	$ 1,406	$ 1,379
Portfolio turnover rate F	72% A	79%	61%	73%	138%	135%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .09%. H Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .12%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 25.69	$ 19.72	$ 18.07	$ 16.39	$ 12.63	$ 11.29
Income from Investment Operations
Net investment income (loss) D	.04	.05	.04	.05 G	.05 H	.04
Net realized and unrealized gain (loss)	1.34	6.06	1.61	1.74	3.72	1.32
Total from investment operations	1.38	6.11	1.65	1.79	3.77	1.36
Distributions from net investment income	(.02)	(.14)	-	(.12)	(.01)	(.02)
Distributions from net realized gain	(1.25)	(.01)	-	-	-	-
Total distributions	(1.27)	(.14) K	-	(.12)	(.01)	(.02)
Redemption fees added to paid in capital D	- J	- J	- J	.01	- J	- J
Net asset value, end of period	$ 25.80	$ 25.69	$ 19.72	$ 18.07	$ 16.39	$ 12.63
Total Return B,C	5.44%	31.22%	9.13%	10.99%	29.89%	12.14%
Ratios to Average Net Assets E,I
Expenses before reductions	.72% A	.91%	1.06%	.86%	.63%	.63%
Expenses net of fee waivers, if any	.72% A	.91%	1.06%	.86%	.63%	.63%
Expenses net of all reductions	.72% A	.89%	1.05%	.85%	.62%	.62%
Net investment income (loss)	.32% A	.22%	.21%	.29% G	.31% H	.36%
Supplemental Data
Net assets, end of period (000 omitted)	$ 54,880	$ 55,860	$ 39,592	$ 10,038	$ 680	$ 413
Portfolio turnover rate F	72% A	79%	61%	73%	138%	135%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .08%. H Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .21%.I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.14 per share is comprised of distributions from net investment income of $.136 and distributions from net realized gain of $.007 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2014 (Unaudited)

1. Organization.

Fidelity® Stock Selector Small Cap Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Stock Selector Small Cap and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. In order to disclose class level financial information dollar amounts presented in the notes are unrounded. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, futures transactions, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 289,968,686
Gross unrealized depreciation	(74,474,149)
Net unrealized appreciation (depreciation) on securities and other investments	$ 215,494,537

Tax cost	$ 1,444,547,069

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Semiannual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Futures Contracts - continued

representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $55,782 and a change in net unrealized appreciation (depreciation) of $(402,532) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $555,881,641 and $636,873,354, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Stock Selector Small Cap as compared to its benchmark index, the Russell 2000 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .48% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 11,711	$ 3,047
Class T	.25%	.25%	5,510	67
Class B	.75%	.25%	1,588	1,197
Class C	.75%	.25%	18,420	4,156
			$ 37,229	$ 8,467

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 5,096
Class T	1,094
Class B*	54
Class C*	82
$ 6,326

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 11,204.24
Class T	3,547.32
Class B	485.31
Class C	5,041.27
Stock Selector Small Cap	1,654,144.22
Institutional Class	54,840.19
	$ 1,729,261

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $21,521 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,478 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan

Semiannual Report

8. Security Lending - continued

securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $956,394. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $392,015, including $39,477 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $58,377 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $4,199.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2014	Year ended October 31, 2013
From net investment income
Class A	$ 632	$ 7,801
Stock Selector Small Cap	863,896	6,380,622
Institutional Class	34,781	271,081
Total	$ 899,309	$ 6,659,504

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Distributions to Shareholders - continued

	Six months ended April 30, 2014	Year ended October 31, 2013
From net realized gain
Class A	$ 395,149	$ 1,477
Class T	94,672	-
Class B	15,675	-
Class C	175,368	-
Stock Selector Small Cap	71,991,201	446,989
Institutional Class	2,717,272	13,943
Total	$ 75,389,337	$ 462,409

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013	Six months ended April 30, 2014	Year ended October 31, 2013
Class A
Shares sold	105,659	163,153	$ 2,736,528	$ 3,696,687
Reinvestment of distributions	15,063	456	376,727	8,874
Shares redeemed	(39,923)	(61,714)	(1,032,350)	(1,367,004)
Net increase (decrease)	80,799	101,895	$ 2,080,905	$ 2,338,557
Class T
Shares sold	23,887	33,768	$ 604,362	$ 783,985
Reinvestment of distributions	3,842	-	94,672	-
Shares redeemed	(8,674)	(14,556)	(217,438)	(300,382)
Net increase (decrease)	19,055	19,212	$ 481,596	$ 483,603
Class B
Shares sold	206	1,730	$ 5,080	$ 39,262
Reinvestment of distributions	621	-	14,915	-
Shares redeemed	(797)	(1,139)	(19,910)	(25,744)
Net increase (decrease)	30	591	$ 85	$ 13,518
Class C
Shares sold	37,888	87,409	$ 936,988	$ 1,873,875
Reinvestment of distributions	6,798	-	162,824	-
Shares redeemed	(15,740)	(33,971)	(385,203)	(724,285)
Net increase (decrease)	28,946	53,438	$ 714,609	$ 1,149,590

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013	Six months ended April 30, 2014	Year ended October 31, 2013
Stock Selector Small Cap
Shares sold	3,709,653	7,298,687	$ 96,716,486	$ 165,946,998
Reinvestment of distributions	2,813,764	341,495	71,272,645	6,696,448
Shares redeemed	(6,983,800)	(16,324,984)	(181,460,112)	(358,407,459)
Net increase (decrease)	(460,383)	(8,684,802)	$ (13,470,981)	$ (185,764,013)
Institutional Class
Shares sold	152,173	569,460	$ 3,998,230	$ 13,878,958
Reinvestment of distributions	87,339	14,320	2,216,655	281,150
Shares redeemed	(287,407)	(416,797)	(7,607,080)	(9,319,039)
Net increase (decrease)	(47,895)	166,983	$ (1,392,195)	$ 4,841,069

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

(Fidelity Investment logo)(registered trademark)

ASCSI-USAN-0614
1.843146.106

Fidelity®

Stock Selector Small Cap
Fund

Semiannual Report

April 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 to April 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period* November 1, 2013 to April 30, 2014
Class A	1.02%
Actual		$ 1,000.00	$ 1,053.40	$ 5.19
HypotheticalA		$ 1,000.00	$ 1,019.74	$ 5.11
Class T	1.36%
Actual		$ 1,000.00	$ 1,051.60	$ 6.92
HypotheticalA		$ 1,000.00	$ 1,018.05	$ 6.81
Class B	1.84%
Actual		$ 1,000.00	$ 1,049.00	$ 9.35
HypotheticalA		$ 1,000.00	$ 1,015.67	$ 9.20
Class C	1.81%
Actual		$ 1,000.00	$ 1,048.70	$ 9.19
HypotheticalA		$ 1,000.00	$ 1,015.82	$ 9.05
Stock Selector Small Cap	.75%
Actual		$ 1,000.00	$ 1,054.40	$ 3.82
HypotheticalA		$ 1,000.00	$ 1,021.08	$ 3.76
Institutional Class	.72%
Actual		$ 1,000.00	$ 1,054.40	$ 3.67
HypotheticalA		$ 1,000.00	$ 1,021.22	$ 3.61

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
PacWest Bancorp	1.3	1.3
Stone Energy Corp.	1.3	1.1
DXP Enterprises, Inc.	1.1	1.1
Associated Banc-Corp.	1.0	1.0
Targa Resources Corp.	1.0	0.7
Newfield Exploration Co.	1.0	0.0
Banner Bank	1.0	1.0
Huntington Bancshares, Inc.	0.9	0.0
Allied World Assurance Co. Holdings Ltd.	0.9	1.1
Genesco, Inc.	0.9	0.8
	10.4
Top Five Market Sectors as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.8	22.2
Information Technology	18.2	17.3
Consumer Discretionary	13.8	13.1
Industrials	13.6	15.8
Health Care	11.2	11.2
Asset Allocation (% of fund's net assets)
As of April 30, 2014*		As of October 31, 2013**
	Stocks and Equity Futures 98.0%		Stocks and Equity Futures 97.7%
	Short-Term Investments and Net Other Assets (Liabilities) 2.0%		Short-Term Investments and Net Other Assets (Liabilities) 2.3%
* Foreign investments	8.6%	** Foreign investments	7.7%

Semiannual Report

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.8%
Auto Components - 1.4%
Allison Transmission Holdings, Inc.	306,420	$ 9,144
Tenneco, Inc. (a)	202,884	12,147
		21,291
Diversified Consumer Services - 0.6%
Bright Horizons Family Solutions, Inc. (a)	221,767	9,044
Hotels, Restaurants & Leisure - 1.9%
Bloomin' Brands, Inc. (a)	442,284	9,429
Interval Leisure Group, Inc.	341,246	8,794
Life Time Fitness, Inc. (a)(c)	247,480	11,879
		30,102
Household Durables - 0.6%
KB Home (c)	533,008	8,800
Internet & Catalog Retail - 1.0%
HomeAway, Inc. (a)	229,500	7,486
HSN, Inc.	127,593	7,405
		14,891
Leisure Products - 0.5%
Brunswick Corp.	204,310	8,211
Media - 1.1%
MDC Partners, Inc. Class A (sub. vtg.)	348,800	8,518
Nexstar Broadcasting Group, Inc. Class A (c)	231,335	9,219
		17,737
Multiline Retail - 0.6%
Dillard's, Inc. Class A	103,256	10,112
Specialty Retail - 4.1%
Ascena Retail Group, Inc. (a)	367,653	6,324
AutoCanada, Inc.	99,075	6,327
Conn's, Inc. (a)(c)	246,326	10,895
Francesca's Holdings Corp. (a)(c)	497,721	8,143
GameStop Corp. Class A (c)	230,574	9,149
Genesco, Inc. (a)	182,375	13,928
Rent-A-Center, Inc.	288,481	8,427
		63,193
Textiles, Apparel & Luxury Goods - 2.0%
Hanesbrands, Inc.	8,387	688
Iconix Brand Group, Inc. (a)	210,139	8,931
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Kate Spade & Co. (a)	322,933	$ 11,228
Steven Madden Ltd. (a)	290,259	10,336
		31,183
TOTAL CONSUMER DISCRETIONARY		214,564
CONSUMER STAPLES - 3.6%
Beverages - 0.4%
Cott Corp.	833,948	6,772
Food & Staples Retailing - 1.4%
Andersons, Inc.	93,000	5,793
Susser Holdings Corp. (a)(c)	109,730	8,491
United Natural Foods, Inc. (a)	97,590	6,737
		21,021
Food Products - 1.4%
Darling International, Inc. (a)	417,490	8,354
Fresh Del Monte Produce, Inc.	218,787	6,321
J&J Snack Foods Corp.	71,550	6,697
		21,372
Personal Products - 0.4%
Inter Parfums, Inc.	191,400	7,003
TOTAL CONSUMER STAPLES		56,168
ENERGY - 6.7%
Energy Equipment & Services - 0.9%
Atwood Oceanics, Inc. (a)	131,274	6,506
Total Energy Services, Inc.	391,900	7,723
		14,229
Oil, Gas & Consumable Fuels - 5.8%
Cloud Peak Energy, Inc. (a)	474,770	9,348
Energen Corp.	42,732	3,329
Genesis Energy LP	82,654	4,581
Newfield Exploration Co. (a)	445,990	15,097
Rosetta Resources, Inc. (a)	267,548	12,666
Stone Energy Corp. (a)	403,185	19,776
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Targa Resources Corp.	142,710	$ 15,411
Western Refining, Inc. (c)	200,688	8,730
		88,938
TOTAL ENERGY		103,167
FINANCIALS - 21.8%
Banks - 9.0%
Associated Banc-Corp.	880,723	15,457
BancFirst Corp.	52,207	3,039
Bank of the Ozarks, Inc.	209,518	12,550
Banner Bank	375,729	14,856
BBCN Bancorp, Inc.	790,886	12,188
Cathay General Bancorp	332,345	7,843
City National Corp.	184,113	13,361
East West Bancorp, Inc.	253,088	8,734
Huntington Bancshares, Inc.	1,606,400	14,715
MB Financial, Inc.	262,981	7,058
National Penn Bancshares, Inc.	910,098	8,892
PacWest Bancorp	517,775	20,387
		139,080
Capital Markets - 2.1%
Affiliated Managers Group, Inc. (a)	33,200	6,580
AURELIUS AG	249,242	9,253
LPL Financial	137,800	6,525
Waddell & Reed Financial, Inc. Class A	157,659	10,634
		32,992
Insurance - 3.5%
Allied World Assurance Co. Holdings Ltd.	131,229	14,132
Amerisafe, Inc.	267,286	11,400
Aspen Insurance Holdings Ltd.	249,710	11,432
Primerica, Inc.	196,169	9,002
StanCorp Financial Group, Inc.	135,223	8,262
		54,228
Real Estate Investment Trusts - 6.0%
Cousins Properties, Inc.	986,880	11,477
First Industrial Realty Trust, Inc.	658,608	12,099
Home Properties, Inc.	198,520	12,229
Kite Realty Group Trust	1,656,707	10,272
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Mid-America Apartment Communities, Inc.	167,700	$ 11,680
National Retail Properties, Inc. (c)	346,759	11,835
Parkway Properties, Inc.	541,026	10,204
Pennsylvania Real Estate Investment Trust (SBI)	81,603	1,351
Ramco-Gershenson Properties Trust (SBI)	774,390	12,762
		93,909
Thrifts & Mortgage Finance - 1.2%
Washington Federal, Inc.	282,330	6,093
WSFS Financial Corp.	177,914	12,031
		18,124
TOTAL FINANCIALS		338,333
HEALTH CARE - 11.2%
Biotechnology - 6.0%
ACADIA Pharmaceuticals, Inc. (a)	209,752	4,222
Agios Pharmaceuticals, Inc. (c)	146,433	6,159
Auspex Pharmaceuticals, Inc.	100,249	2,149
BioCryst Pharmaceuticals, Inc. (a)	283,950	2,439
BioMarin Pharmaceutical, Inc. (a)	46,356	2,699
Bluebird Bio, Inc. (c)	135,500	2,683
Celldex Therapeutics, Inc. (a)	231,451	3,472
Cubist Pharmaceuticals, Inc.	56,017	3,925
Dicerna Pharmaceuticals, Inc. (c)	58,300	1,094
Discovery Laboratories, Inc. (a)(c)	1,566,863	2,789
Dyax Corp. (a)	500,185	3,306
Genocea Biosciences, Inc.	70,570	1,369
Hyperion Therapeutics, Inc. (a)	134,034	3,303
Insmed, Inc. (a)	248,672	3,466
Intercept Pharmaceuticals, Inc. (a)	33,503	8,849
InterMune, Inc. (a)	241,647	7,752
Isis Pharmaceuticals, Inc. (a)	191,928	5,107
Medivation, Inc. (a)	59,286	3,570
MEI Pharma, Inc. (a)	278,327	2,177
Mirati Therapeutics, Inc. (a)	153,306	2,888
Neurocrine Biosciences, Inc. (a)	306,560	4,298
Novavax, Inc. (a)	894,438	3,918
Synageva BioPharma Corp. (a)	64,300	5,554
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Theravance, Inc. (a)	105,851	$ 2,850
XOMA Corp. (a)	750,399	3,332
		93,370
Health Care Equipment & Supplies - 1.7%
Cerus Corp. (a)(c)	883,138	3,824
DexCom, Inc. (a)	168,484	5,466
Masimo Corp. (a)	196,947	5,270
Steris Corp.	193,903	9,317
The Spectranetics Corp. (a)	148,315	3,153
		27,030
Health Care Providers & Services - 1.9%
Air Methods Corp. (a)	37,100	2,065
BioScrip, Inc. (a)	515,666	3,568
Community Health Systems, Inc. (a)	110,900	4,202
MEDNAX, Inc. (a)	49,710	2,945
Molina Healthcare, Inc. (a)	197,874	7,400
PharMerica Corp. (a)	126,084	3,428
Surgical Care Affiliates, Inc.	215,964	6,345
		29,953
Health Care Technology - 0.0%
Medidata Solutions, Inc. (a)	2	0*
Life Sciences Tools & Services - 1.2%
Bruker BioSciences Corp. (a)	335,834	6,938
Fluidigm Corp. (a)	130,373	4,897
PAREXEL International Corp. (a)	142,300	6,453
		18,288
Pharmaceuticals - 0.4%
Prestige Brands Holdings, Inc. (a)	177,146	5,938
TOTAL HEALTH CARE		174,579
INDUSTRIALS - 13.6%
Aerospace & Defense - 1.4%
AAR Corp.	320,988	8,314
Teledyne Technologies, Inc. (a)	138,457	12,857
		21,171
Air Freight & Logistics - 0.8%
Hub Group, Inc. Class A (a)	292,620	13,065
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Building Products - 0.4%
Ply Gem Holdings, Inc.	470,125	$ 5,994
Commercial Services & Supplies - 0.9%
Tetra Tech, Inc.	281,632	8,074
West Corp.	246,181	5,995
		14,069
Construction & Engineering - 2.3%
Chicago Bridge & Iron Co. NV	158,251	12,671
EMCOR Group, Inc.	247,300	11,373
MasTec, Inc. (a)	280,378	11,097
		35,141
Electrical Equipment - 0.6%
General Cable Corp.	391,373	10,027
Industrial Conglomerates - 0.6%
Carlisle Companies, Inc.	124,400	10,232
Machinery - 1.8%
Navistar International Corp. (a)(c)	294,725	11,179
TriMas Corp. (a)	240,486	8,624
Wabtec Corp.	105,416	7,859
		27,662
Marine - 0.3%
DryShips, Inc. (a)(c)	1,676,497	4,895
Professional Services - 1.8%
Dun & Bradstreet Corp.	77,094	8,539
Huron Consulting Group, Inc. (a)	97,751	6,960
Stantec, Inc.	206,600	12,245
		27,744
Trading Companies & Distributors - 2.7%
Applied Industrial Technologies, Inc.	199,577	9,564
DXP Enterprises, Inc. (a)	149,950	16,976
Kaman Corp.	174,200	7,311
Titan Machinery, Inc. (a)(c)	444,722	7,845
		41,696
TOTAL INDUSTRIALS		211,696
INFORMATION TECHNOLOGY - 18.2%
Communications Equipment - 2.2%
Aruba Networks, Inc. (a)	533,874	10,555
Ixia (a)	829,131	10,298
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Polycom, Inc. (a)	117,071	$ 1,440
Radware Ltd. (a)	502,666	8,309
Riverbed Technology, Inc. (a)	214,443	4,171
		34,773
Electronic Equipment & Components - 1.1%
InvenSense, Inc. (a)(c)	340,000	7,320
Neonode, Inc. (a)(c)	781,397	4,180
TTM Technologies, Inc. (a)	597,407	4,714
		16,214
Internet Software & Services - 3.1%
Bankrate, Inc. (a)	489,865	8,582
Demand Media, Inc. (a)	220,477	917
Digital River, Inc. (a)	114,886	1,757
EarthLink Holdings Corp.	461,486	1,574
LivePerson, Inc. (a)	269,685	2,670
Move, Inc. (a)	435,413	4,655
NIC, Inc.	310,698	5,698
Points International Ltd. (a)	290,378	6,557
Rackspace Hosting, Inc. (a)	164,583	4,776
Stamps.com, Inc. (a)	119,891	4,161
Web.com Group, Inc. (a)	237,895	7,306
		48,653
IT Services - 4.3%
Datalink Corp. (a)	501,260	6,436
EPAM Systems, Inc. (a)	241,948	7,532
ExlService Holdings, Inc. (a)	344,238	9,740
Global Payments, Inc.	201,600	13,473
Interxion Holding N.V. (a)	440,588	11,389
Sapient Corp. (a)	582,399	9,476
ServiceSource International, Inc. (a)	1,344,624	8,390
		66,436
Semiconductors & Semiconductor Equipment - 1.4%
Lattice Semiconductor Corp. (a)	387,800	3,265
Monolithic Power Systems, Inc. (a)	212,030	7,866
Semtech Corp. (a)	295,700	7,091
Silicon Laboratories, Inc. (a)	84,100	3,780
		22,002
Software - 4.3%
BroadSoft, Inc. (a)	250,591	6,360
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
CommVault Systems, Inc. (a)	150,733	$ 7,295
Infoblox, Inc. (a)	196,100	3,847
Nuance Communications, Inc. (a)(c)	409,097	6,582
Parametric Technology Corp. (a)	357,174	12,633
Pegasystems, Inc.	28,720	476
Rovi Corp. (a)	313,941	6,998
SS&C Technologies Holdings, Inc. (a)	194,887	7,585
Synchronoss Technologies, Inc. (a)	274,286	8,349
Tangoe, Inc. (a)	411,900	6,195
		66,320
Technology Hardware, Storage & Peripherals - 1.8%
Electronics for Imaging, Inc. (a)	219,875	8,309
Quantum Corp. (a)	5,049,141	5,453
Silicon Graphics International Corp. (a)	666,557	8,052
Super Micro Computer, Inc. (a)	311,788	6,348
		28,162
TOTAL INFORMATION TECHNOLOGY		282,560
MATERIALS - 5.3%
Chemicals - 4.2%
Axiall Corp.	268,654	12,519
Cabot Corp.	164,986	9,536
Chemtura Corp. (a)	234,838	5,237
Flotek Industries, Inc. (a)	295,478	8,276
Kronos Worldwide, Inc.	506,620	7,929
PolyOne Corp.	300,799	11,271
Tronox Ltd. Class A	395,285	9,684
		64,452
Containers & Packaging - 0.4%
Berry Plastics Group, Inc. (a)	285,440	6,420
Metals & Mining - 0.7%
Royal Gold, Inc.	54,361	3,599
Worthington Industries, Inc.	209,397	7,706
		11,305
TOTAL MATERIALS		82,177
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.6%
8x8, Inc. (a)	130,301	$ 1,264
Cogent Communications Group, Inc.	69,800	2,406
Towerstream Corp. (a)(c)	2,829,372	5,234
		8,904
UTILITIES - 2.8%
Electric Utilities - 2.1%
Cleco Corp.	171,950	9,036
El Paso Electric Co.	154,520	5,844
Great Plains Energy, Inc.	208,820	5,603
PNM Resources, Inc.	150,949	4,178
Portland General Electric Co.	230,668	7,720
		32,381
Gas Utilities - 0.5%
Atmos Energy Corp.	143,038	7,301
Independent Power Producers & Energy Traders - 0.2%
Dynegy, Inc. (a)	136,800	3,892
TOTAL UTILITIES		43,574
TOTAL COMMON STOCKS (Cost $1,296,511)		1,515,722
U.S. Treasury Obligations - 0.0%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.05% 5/29/14 to 7/17/14 (e) (Cost $530)	$ 530	530
Money Market Funds - 9.3%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.11% (b)	47,335,340	$ 47,335
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(d)	96,455,478	96,455
TOTAL MONEY MARKET FUNDS (Cost $143,790)		143,790
TOTAL INVESTMENT PORTFOLIO - 106.9% (Cost $1,440,831)		1,660,042
NET OTHER ASSETS (LIABILITIES) - (6.9)%		(106,599)
NET ASSETS - 100%		$ 1,553,443
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
56 ICE Russell 2000 Index Contracts (United States)	June 2014	$ 6,292	$ (271)

The face value of futures purchased as a percentage of net assets is 0.4%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security or a portion of the security is on loan at period end.
(d) Investment made with cash collateral received from securities on loan.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $315,000.
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 21
Fidelity Securities Lending Cash Central Fund	392
Total	$ 413
Other Information

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 214,564	$ 214,564	$ -	$ -
Consumer Staples	56,168	56,168	-	-
Energy	103,167	103,167	-	-
Financials	338,333	338,333	-	-
Health Care	174,579	174,579	-	-
Industrials	211,696	211,696	-	-
Information Technology	282,560	282,560	-	-
Materials	82,177	82,177	-	-
Telecommunication Services	8,904	8,904	-	-
Utilities	43,574	43,574	-	-
U.S. Government and Government Agency Obligations	530	-	530	-
Money Market Funds	143,790	143,790	-	-
Total Investments in Securities:	$ 1,660,042	$ 1,659,512	$ 530	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (271)	$ (271)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type (Amounts in thousands)	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (271)
Total Value of Derivatives	$ -	$ (271)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $93,965) - See accompanying schedule: Unaffiliated issuers (cost $1,297,041)	$ 1,516,252
Fidelity Central Funds (cost $143,790)	143,790
Total Investments (cost $1,440,831)		$ 1,660,042
Receivable for investments sold		10,928
Receivable for fund shares sold		635
Dividends receivable		622
Distributions receivable from Fidelity Central Funds		86
Receivable for daily variation margin for derivative instruments		41
Prepaid expenses		1
Other receivables		31
Total assets		1,672,386

Liabilities
Payable to custodian bank	$ 319
Payable for investments purchased	19,669
Payable for fund shares redeemed	1,479
Accrued management fee	630
Distribution and service plan fees payable	7
Other affiliated payables	336
Other payables and accrued expenses	48
Collateral on securities loaned, at value	96,455
Total liabilities		118,943

Net Assets		$ 1,553,443
Net Assets consist of:
Paid in capital		$ 1,226,920
Distributions in excess of net investment income		(707)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		108,290
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		218,940
Net Assets		$ 1,553,443

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($9,959.55 ÷ 392.183 shares)	$ 25.40

Maximum offering price per share (100/94.25 of $25.40)	$ 26.95
Class T: Net Asset Value and redemption price per share ($2,357.00 ÷ 94.319 shares)	$ 24.99

Maximum offering price per share (100/96.50 of $24.99)	$ 25.90
Class B: Net Asset Value and offering price per share ($306.56 ÷ 12.612 shares)A	$ 24.31

Class C: Net Asset Value and offering price per share ($3,943.99 ÷ 162.693 shares)A	$ 24.24

Stock Selector Small Cap: Net Asset Value, offering price and redemption price per share ($1,481,996.32 ÷ 57,552.557 shares)	$ 25.75

Institutional Class: Net Asset Value, offering price and redemption price per share ($54,879.95 ÷ 2,126.801 shares)	$ 25.80

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended April 30, 2014 (Unaudited)

Investment Income
Dividends		$ 7,833
Income from Fidelity Central Funds		413
Total income		8,246

Expenses
Management fee Basic fee	$ 4,786
Performance adjustment	(941)
Transfer agent fees	1,729
Distribution and service plan fees	37
Accounting and security lending fees	258
Custodian fees and expenses	40
Independent trustees' compensation	3
Registration fees	71
Audit	28
Legal	4
Miscellaneous	7
Total expenses before reductions	6,022
Expense reductions	(63)	5,959
Net investment income (loss)		2,287
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	108,402
Foreign currency transactions	(5)
Futures contracts	56
Total net realized gain (loss)		108,453
Change in net unrealized appreciation (depreciation) on: Investment securities	(25,618)
Assets and liabilities in foreign currencies	(2)
Futures contracts	(402)
Total change in net unrealized appreciation (depreciation)		(26,022)
Net gain (loss)		82,431
Net increase (decrease) in net assets resulting from operations		$ 84,718

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2014 (Unaudited)	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,287	$ 2,788
Net realized gain (loss)	108,453	154,942
Change in net unrealized appreciation (depreciation)	(26,022)	225,613
Net increase (decrease) in net assets resulting from operations	84,718	383,343
Distributions to shareholders from net investment income	(899)	(6,660)
Distributions to shareholders from net realized gain	(75,389)	(462)
Total distributions	(76,288)	(7,122)
Share transactions - net increase (decrease)	(11,587)	(176,937)
Redemption fees	71	96
Total increase (decrease) in net assets	(3,086)	199,380

Net Assets
Beginning of period	1,556,529	1,357,149
End of period (including distributions in excess of net investment income of $707 and distributions in excess of net investment income of $2,095, respectively)	$ 1,553,443	$ 1,556,529

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 25.32	$ 19.40	$ 17.87	$ 16.20	$ 12.53	$ 11.24
Income from Investment Operations
Net investment income (loss) E	- L	(.02)	(.02)	- I,L	(.01) J	- L
Net realized and unrealized gain (loss)	1.33	5.98	1.55	1.73	3.68	1.31
Total from investment operations	1.33	5.96	1.53	1.73	3.67	1.31
Distributions from net investment income	- L	(.04)	-	(.07)	- L	(.02)
Distributions from net realized gain	(1.25)	(.01)	-	-	-	-
Total distributions	(1.25)	(.04) M	-	(.07)	- L	(.02)
Redemption fees added to paid in capital E	- L	- L	- L	.01	- L	- L
Net asset value, end of period	$ 25.40	$ 25.32	$ 19.40	$ 17.87	$ 16.20	$ 12.53
Total Return B,C,D	5.34%	30.81%	8.56%	10.71%	29.32%	11.69%
Ratios to Average Net Assets F,K
Expenses before reductions	1.02% A	1.22%	1.37%	1.15%	1.00%	1.03%
Expenses net of fee waivers, if any	1.02% A	1.22%	1.37%	1.15%	1.00%	1.03%
Expenses net of all reductions	1.02% A	1.20%	1.36%	1.14%	.99%	1.01%
Net investment income (loss)	.02% A	(.09)%	(.10)%	-% H,I	(.07)% J	(.03)%
Supplemental Data
Net assets, end of period (in millions)	$ 10	$ 8	$ 4	$ 4	$ 3	$ 3
Portfolio turnover rate G	72% A	79%	61%	73%	138%	135%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Amount represents less than .01%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.21)%. J Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.16)%. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L Amount represents less than $.01 per share. M Total distributions of $.04 per share is comprised of distributions from net investment income of $.037 and distributions from net realized gain of $.007 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 24.97	$ 19.15	$ 17.68	$ 16.07	$ 12.45	$ 11.19
Income from Investment Operations
Net investment income (loss) E	(.04)	(.08)	(.07)	(.05) H	(.05) I	(.03)
Net realized and unrealized gain (loss)	1.31	5.90	1.54	1.70	3.67	1.30
Total from investment operations	1.27	5.82	1.47	1.65	3.62	1.27
Distributions from net investment income	-	-	-	(.05)	-	(.01)
Distributions from net realized gain	(1.25)	-	-	-	-	-
Total distributions	(1.25)	-	-	(.05)	-	(.01)
Redemption fees added to paid in capital E	- K	- K	- K	.01	- K	- K
Net asset value, end of period	$ 24.99	$ 24.97	$ 19.15	$ 17.68	$ 16.07	$ 12.45
Total Return B,C,D	5.16%	30.39%	8.31%	10.34%	29.08%	11.42%
Ratios to Average Net Assets F,J
Expenses before reductions	1.36% A	1.51%	1.64%	1.42%	1.27%	1.30%
Expenses net of fee waivers, if any	1.36% A	1.51%	1.64%	1.42%	1.27%	1.30%
Expenses net of all reductions	1.35% A	1.49%	1.63%	1.41%	1.26%	1.29%
Net investment income (loss)	(.31)% A	(.38)%	(.37)%	(.27)% H	(.33)% I	(.31)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,357	$ 1,880	$ 1,073	$ 1,539	$ 723	$ 550
Portfolio turnover rate G	72% A	79%	61%	73%	138%	135%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.48)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.43)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 24.38	$ 18.79	$ 17.43	$ 15.87	$ 12.36	$ 11.15
Income from Investment Operations
Net investment income (loss) E	(.10)	(.19)	(.16)	(.14) H	(.12) I	(.08)
Net realized and unrealized gain (loss)	1.28	5.78	1.52	1.69	3.63	1.30
Total from investment operations	1.18	5.59	1.36	1.55	3.51	1.22
Distributions from net investment income	-	-	-	-	-	(.01)
Distributions from net realized gain	(1.25)	-	-	-	-	-
Total distributions	(1.25)	-	-	-	-	(.01)
Redemption fees added to paid in capital E	- K	- K	- K	.01	- K	- K
Net asset value, end of period	$ 24.31	$ 24.38	$ 18.79	$ 17.43	$ 15.87	$ 12.36
Total Return B,C,D	4.90%	29.75%	7.80%	9.83%	28.40%	10.92%
Ratios to Average Net Assets F,J
Expenses before reductions	1.84% A	1.99%	2.12%	1.90%	1.76%	1.77%
Expenses net of fee waivers, if any	1.84% A	1.99%	2.12%	1.90%	1.76%	1.77%
Expenses net of all reductions	1.83% A	1.97%	2.11%	1.90%	1.75%	1.75%
Net investment income (loss)	(.80)% A	(.86)%	(.85)%	(.76)% H	(.82)% I	(.78)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 307	$ 307	$ 225	$ 246	$ 220	$ 219
Portfolio turnover rate G	72% A	79%	61%	73%	138%	135%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.96)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.92)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 24.32	$ 18.73	$ 17.38	$ 15.82	$ 12.33	$ 11.12
Income from Investment Operations
Net investment income (loss) E	(.09)	(.19)	(.16)	(.14) H	(.12) I	(.09)
Net realized and unrealized gain (loss)	1.26	5.78	1.51	1.69	3.61	1.31
Total from investment operations	1.17	5.59	1.35	1.55	3.49	1.22
Distributions from net investment income	-	-	-	-	-	(.01)
Distributions from net realized gain	(1.25)	-	-	-	-	-
Total distributions	(1.25)	-	-	-	-	(.01)
Redemption fees added to paid in capital E	- K	- K	- K	.01	- K	- K
Net asset value, end of period	$ 24.24	$ 24.32	$ 18.73	$ 17.38	$ 15.82	$ 12.33
Total Return B,C,D	4.87%	29.85%	7.77%	9.86%	28.30%	10.96%
Ratios to Average Net Assets F,J
Expenses before reductions	1.81% A	1.98%	2.12%	1.90%	1.75%	1.76%
Expenses net of fee waivers, if any	1.81% A	1.98%	2.12%	1.90%	1.75%	1.76%
Expenses net of all reductions	1.80% A	1.96%	2.11%	1.89%	1.74%	1.75%
Net investment income (loss)	(.76)% A	(.85)%	(.85)%	(.76)% H	(.81)% I	(.77)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,944	$ 3,252	$ 1,504	$ 1,370	$ 820	$ 428
Portfolio turnover rate G	72% A	79%	61%	73%	138%	135%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.96)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.91)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Stock Selector Small Cap

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 25.64	$ 19.65	$ 18.05	$ 16.35	$ 12.61	$ 11.28
Income from Investment Operations
Net investment income (loss) D	.04	.04	.04	.05 G	.03 H	.02
Net realized and unrealized gain (loss)	1.34	6.06	1.56	1.74	3.72	1.33
Total from investment operations	1.38	6.10	1.60	1.79	3.75	1.35
Distributions from net investment income	(.02)	(.10)	-	(.10)	(.01)	(.02)
Distributions from net realized gain	(1.25)	(.01)	-	-	-	-
Total distributions	(1.27)	(.11)	-	(.10)	(.01)	(.02)
Redemption fees added to paid in capital D	- J	- J	- J	.01	- J	- J
Net asset value, end of period	$ 25.75	$ 25.64	$ 19.65	$ 18.05	$ 16.35	$ 12.61
Total Return B,C	5.44%	31.20%	8.86%	11.03%	29.75%	12.05%
Ratios to Average Net Assets E,I
Expenses before reductions	.75% A	.94%	1.07%	.85%	.73%	.77%
Expenses net of fee waivers, if any	.75% A	.93%	1.07%	.85%	.73%	.77%
Expenses net of all reductions	.74% A	.91%	1.06%	.85%	.72%	.75%
Net investment income (loss)	.29% A	.20%	.20%	.29% G	.21% H	.22%
Supplemental Data
Net assets, end of period (in millions)	$ 1,482	$ 1,487	$ 1,311	$ 1,698	$ 1,406	$ 1,379
Portfolio turnover rate F	72% A	79%	61%	73%	138%	135%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .09%. H Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .12%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 25.69	$ 19.72	$ 18.07	$ 16.39	$ 12.63	$ 11.29
Income from Investment Operations
Net investment income (loss) D	.04	.05	.04	.05 G	.05 H	.04
Net realized and unrealized gain (loss)	1.34	6.06	1.61	1.74	3.72	1.32
Total from investment operations	1.38	6.11	1.65	1.79	3.77	1.36
Distributions from net investment income	(.02)	(.14)	-	(.12)	(.01)	(.02)
Distributions from net realized gain	(1.25)	(.01)	-	-	-	-
Total distributions	(1.27)	(.14) K	-	(.12)	(.01)	(.02)
Redemption fees added to paid in capital D	- J	- J	- J	.01	- J	- J
Net asset value, end of period	$ 25.80	$ 25.69	$ 19.72	$ 18.07	$ 16.39	$ 12.63
Total Return B,C	5.44%	31.22%	9.13%	10.99%	29.89%	12.14%
Ratios to Average Net Assets E,I
Expenses before reductions	.72% A	.91%	1.06%	.86%	.63%	.63%
Expenses net of fee waivers, if any	.72% A	.91%	1.06%	.86%	.63%	.63%
Expenses net of all reductions	.72% A	.89%	1.05%	.85%	.62%	.62%
Net investment income (loss)	.32% A	.22%	.21%	.29% G	.31% H	.36%
Supplemental Data
Net assets, end of period (000 omitted)	$ 54,880	$ 55,860	$ 39,592	$ 10,038	$ 680	$ 413
Portfolio turnover rate F	72% A	79%	61%	73%	138%	135%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .08%. H Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .21%.I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.14 per share is comprised of distributions from net investment income of $.136 and distributions from net realized gain of $.007 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2014 (Unaudited)

1. Organization.

Fidelity® Stock Selector Small Cap Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Stock Selector Small Cap and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. In order to disclose class level financial information dollar amounts presented in the notes are unrounded. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

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3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally

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3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, futures transactions, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 289,968,686
Gross unrealized depreciation	(74,474,149)
Net unrealized appreciation (depreciation) on securities and other investments	$ 215,494,537

Tax cost	$ 1,444,547,069

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Semiannual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is

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Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Futures Contracts - continued

representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $55,782 and a change in net unrealized appreciation (depreciation) of $(402,532) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $555,881,641 and $636,873,354, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Stock Selector Small Cap as compared to its benchmark index, the Russell 2000 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .48% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 11,711	$ 3,047
Class T	.25%	.25%	5,510	67
Class B	.75%	.25%	1,588	1,197
Class C	.75%	.25%	18,420	4,156
			$ 37,229	$ 8,467

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 5,096
Class T	1,094
Class B*	54
Class C*	82
$ 6,326

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 11,204.24
Class T	3,547.32
Class B	485.31
Class C	5,041.27
Stock Selector Small Cap	1,654,144.22
Institutional Class	54,840.19
	$ 1,729,261

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $21,521 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,478 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan

Semiannual Report

8. Security Lending - continued

securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $956,394. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $392,015, including $39,477 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $58,377 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $4,199.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2014	Year ended October 31, 2013
From net investment income
Class A	$ 632	$ 7,801
Stock Selector Small Cap	863,896	6,380,622
Institutional Class	34,781	271,081
Total	$ 899,309	$ 6,659,504

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Distributions to Shareholders - continued

	Six months ended April 30, 2014	Year ended October 31, 2013
From net realized gain
Class A	$ 395,149	$ 1,477
Class T	94,672	-
Class B	15,675	-
Class C	175,368	-
Stock Selector Small Cap	71,991,201	446,989
Institutional Class	2,717,272	13,943
Total	$ 75,389,337	$ 462,409

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013	Six months ended April 30, 2014	Year ended October 31, 2013
Class A
Shares sold	105,659	163,153	$ 2,736,528	$ 3,696,687
Reinvestment of distributions	15,063	456	376,727	8,874
Shares redeemed	(39,923)	(61,714)	(1,032,350)	(1,367,004)
Net increase (decrease)	80,799	101,895	$ 2,080,905	$ 2,338,557
Class T
Shares sold	23,887	33,768	$ 604,362	$ 783,985
Reinvestment of distributions	3,842	-	94,672	-
Shares redeemed	(8,674)	(14,556)	(217,438)	(300,382)
Net increase (decrease)	19,055	19,212	$ 481,596	$ 483,603
Class B
Shares sold	206	1,730	$ 5,080	$ 39,262
Reinvestment of distributions	621	-	14,915	-
Shares redeemed	(797)	(1,139)	(19,910)	(25,744)
Net increase (decrease)	30	591	$ 85	$ 13,518
Class C
Shares sold	37,888	87,409	$ 936,988	$ 1,873,875
Reinvestment of distributions	6,798	-	162,824	-
Shares redeemed	(15,740)	(33,971)	(385,203)	(724,285)
Net increase (decrease)	28,946	53,438	$ 714,609	$ 1,149,590

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013	Six months ended April 30, 2014	Year ended October 31, 2013
Stock Selector Small Cap
Shares sold	3,709,653	7,298,687	$ 96,716,486	$ 165,946,998
Reinvestment of distributions	2,813,764	341,495	71,272,645	6,696,448
Shares redeemed	(6,983,800)	(16,324,984)	(181,460,112)	(358,407,459)
Net increase (decrease)	(460,383)	(8,684,802)	$ (13,470,981)	$ (185,764,013)
Institutional Class
Shares sold	152,173	569,460	$ 3,998,230	$ 13,878,958
Reinvestment of distributions	87,339	14,320	2,216,655	281,150
Shares redeemed	(287,407)	(416,797)	(7,607,080)	(9,319,039)
Net increase (decrease)	(47,895)	166,983	$ (1,392,195)	$ 4,841,069

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

SCS-USAN-0614
1.784915.111

Fidelity®

Value

Fund -
Class K

Semiannual Report

April 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 to April 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period* November 1, 2013 to April 30, 2014
Value	.71%
Actual		$ 1,000.00	$ 1,087.60	$ 3.68
HypotheticalA		$ 1,000.00	$ 1,021.27	$ 3.56
Class K	.59%
Actual		$ 1,000.00	$ 1,088.20	$ 3.05
HypotheticalA		$ 1,000.00	$ 1,021.87	$ 2.96

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Sempra Energy	1.8	2.0
Edison International	1.7	1.5
ITC Holdings Corp.	1.4	1.6
NiSource, Inc.	1.3	1.3
Berkshire Hathaway, Inc. Class B	1.1	1.0
URS Corp.	1.0	1.3
Reinsurance Group of America, Inc.	1.0	0.9
Broadcom Corp. Class A	1.0	0.7
U.S. Bancorp	0.9	1.3
Total System Services, Inc.	0.9	0.6
	12.1
Top Five Market Sectors as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	28.7	27.7
Information Technology	12.0	11.3
Consumer Discretionary	11.9	11.9
Utilities	10.2	9.7
Industrials	9.6	10.5
Asset Allocation (% of fund's net assets)
As of April 30, 2014 *		As of October 31, 2013 **
	Stocks and Equity Futures 97.9%		Stocks and Equity Futures 97.1%
	Bonds 0.2%		Bonds 0.2%
	Other Investments 0.1%		Other Investments 0.0%
	Short-Term Investments and Net Other Assets (Liabilities) 1.8%		Short-Term Investments and Net Other Assets (Liabilities) 2.7%
* Foreign investments	18.0%	** Foreign investments	14.9%

Semiannual Report

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.9%
Auto Components - 1.3%
Allison Transmission Holdings, Inc.	1,426,272	$ 42,560
Tenneco, Inc. (a)	359,486	21,522
Visteon Corp. (a)	644,509	55,950
		120,032
Diversified Consumer Services - 0.7%
Anhanguera Educacional Participacoes SA	2,857,300	17,684
H&R Block, Inc.	766,159	21,774
Houghton Mifflin Harcourt Co.	967,858	19,773
		59,231
Hotels, Restaurants & Leisure - 0.4%
Bloomin' Brands, Inc. (a)	1,091,800	23,277
Brinker International, Inc.	340,210	16,718
		39,995
Household Durables - 0.8%
Helen of Troy Ltd. (a)	333,220	20,893
KB Home (e)	2,939,072	48,524
		69,417
Internet & Catalog Retail - 0.2%
Liberty Interactive Corp. Series A (a)	695,852	20,221
Leisure Products - 0.2%
Brunswick Corp.	462,368	18,583
Media - 2.2%
CBS Corp. Class B	735,860	42,503
Ipsos SA	305,465	11,841
Liberty Media Corp. Class A (a)	250,300	32,466
Live Nation Entertainment, Inc. (a)	2,671,282	55,776
Sinclair Broadcast Group, Inc. Class A	982,356	26,258
Twenty-First Century Fox, Inc. Class A	567,670	18,177
UBM PLC	1,445,800	16,026
		203,047
Multiline Retail - 1.2%
Dillard's, Inc. Class A	318,502	31,191
Kohl's Corp.	882,517	48,353
Macy's, Inc.	511,368	29,368
		108,912
Specialty Retail - 4.7%
Abercrombie & Fitch Co. Class A	654,863	24,073
Advance Auto Parts, Inc.	227,020	27,535
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
AutoZone, Inc. (a)	56,200	$ 30,005
Bed Bath & Beyond, Inc. (a)	309,700	19,242
Best Buy Co., Inc.	1,841,475	47,749
Chico's FAS, Inc.	2,743,041	43,559
Foot Locker, Inc.	639,060	29,735
Office Depot, Inc. (a)	5,317,374	21,748
PetSmart, Inc. (e)	307,200	20,791
Rent-A-Center, Inc.	817,574	23,881
Select Comfort Corp. (a)	2,478,706	45,608
Staples, Inc. (e)	5,300,591	66,257
The Men's Wearhouse, Inc.	456,119	21,611
		421,794
Textiles, Apparel & Luxury Goods - 0.2%
Gildan Activewear, Inc.	361,100	18,459
TOTAL CONSUMER DISCRETIONARY		1,079,691
CONSUMER STAPLES - 3.7%
Beverages - 0.8%
C&C Group PLC	3,256,719	19,383
Cott Corp.	2,450,611	19,899
Molson Coors Brewing Co. Class B	416,986	25,007
Treasury Wine Estates Ltd.	2,654,313	9,395
		73,684
Food Products - 1.9%
Bunge Ltd.	872,255	69,475
Dean Foods Co.	2,388,658	37,836
Greencore Group PLC	4,178,859	18,422
Ingredion, Inc.	336,454	23,703
The J.M. Smucker Co.	264,031	25,527
		174,963
Household Products - 0.2%
Svenska Cellulosa AB (SCA) (B Shares)	650,175	18,209
Personal Products - 0.3%
Coty, Inc. Class A	1,833,748	29,432
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 0.5%
Japan Tobacco, Inc.	450,400	$ 14,785
Lorillard, Inc.	459,802	27,321
		42,106
TOTAL CONSUMER STAPLES		338,394
ENERGY - 7.8%
Energy Equipment & Services - 2.3%
Cameron International Corp. (a)	842,159	54,707
Halliburton Co.	1,085,041	68,434
National Oilwell Varco, Inc.	317,840	24,960
Odfjell Drilling A/S	1,843,582	10,421
Rowan Companies PLC	1,617,213	50,004
		208,526
Oil, Gas & Consumable Fuels - 5.5%
Access Midstream Partners LP	615,049	36,503
Anadarko Petroleum Corp.	251,100	24,864
BPZ Energy, Inc. (a)(e)(f)	8,197,340	22,133
Canadian Natural Resources Ltd.	557,000	22,696
Cloud Peak Energy, Inc. (a)	142,677	2,809
Energen Corp.	839,846	65,432
Imperial Oil Ltd.	433,200	21,153
Marathon Petroleum Corp.	672,638	62,522
Markwest Energy Partners LP	234,200	14,834
Newfield Exploration Co. (a)	1,141,510	38,640
Noble Energy, Inc.	537,098	38,553
Northern Oil & Gas, Inc. (a)	983,191	15,171
Scorpio Tankers, Inc.	1,315,345	11,851
Stone Energy Corp. (a)	612,100	30,024
Ultra Petroleum Corp. (a)	741,700	22,103
Whiting Petroleum Corp. (a)	990,503	73,020
		502,308
TOTAL ENERGY		710,834
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 27.9%
Banks - 4.9%
Bank of Ireland (a)	22,747,694	$ 8,902
Barclays PLC sponsored ADR	1,407,064	24,075
CIT Group, Inc.	1,056,176	45,468
Citigroup, Inc.	467,816	22,413
EFG Eurobank Ergasias SA (a)	38,309,200	21,791
First Citizen Bancshares, Inc.	283,093	63,665
JPMorgan Chase & Co.	1,032,617	57,806
M&T Bank Corp. (e)	302,181	36,869
PNC Financial Services Group, Inc.	489,744	41,158
U.S. Bancorp	2,083,315	84,958
Wells Fargo & Co.	713,428	35,415
		442,520
Capital Markets - 3.8%
Ameriprise Financial, Inc.	378,255	42,225
Apollo Global Management LLC Class A	448,132	12,158
Ares Capital Corp.	1,614,867	27,727
Carlyle Group LP	854,640	27,417
E*TRADE Financial Corp. (a)	1,624,541	36,471
Fortress Investment Group LLC	2,881,828	20,605
Invesco Ltd.	1,996,921	70,312
KKR & Co. LP	1,722,768	39,124
The Blackstone Group LP	1,208,804	35,696
UBS AG	1,438,380	30,082
Vontobel Holdings AG	119,762	4,688
		346,505
Consumer Finance - 2.0%
Capital One Financial Corp.	895,191	66,155
Cash America International, Inc.	391,445	17,047
SLM Corp.	3,193,068	82,222
Springleaf Holdings, Inc.	728,738	16,746
		182,170
Diversified Financial Services - 1.5%
Berkshire Hathaway, Inc. Class B (a)	801,489	103,272
The NASDAQ OMX Group, Inc.	919,270	33,921
		137,193
Insurance - 6.8%
AFLAC, Inc.	423,846	26,584
Allied World Assurance Co. Holdings Ltd.	230,193	24,789
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Allstate Corp.	453,385	$ 25,820
AMBAC Financial Group, Inc. (a)(e)	1,794,259	54,151
Fairfax Financial Holdings Ltd. (sub. vtg.)	154,361	67,305
Fidelity National Financial, Inc. Class A	898,300	28,907
Greenlight Capital Re, Ltd. (a)	1,035,727	32,967
Intact Financial Corp.	407,200	26,738
Mercury General Corp.	301,733	14,441
Old Republic International Corp.	2,151,705	35,632
Primerica, Inc.	399,800	18,347
ProAssurance Corp.	456,507	20,735
Progressive Corp.	574,900	13,941
Prudential PLC	1,471,477	33,828
Reinsurance Group of America, Inc.	1,143,476	87,716
StanCorp Financial Group, Inc.	386,228	23,599
Third Point Reinsurance Ltd.	856,992	13,403
Torchmark Corp.	472,801	37,682
Validus Holdings Ltd.	890,082	32,995
		619,580
Real Estate Investment Trusts - 6.9%
Alexandria Real Estate Equities, Inc.	458,430	33,841
American Capital Agency Corp.	2,341,222	53,169
American Tower Corp.	832,338	69,517
Boston Properties, Inc.	47,731	5,591
Corporate Office Properties Trust (SBI)	649,009	17,361
Digital Realty Trust, Inc. (e)	411,142	21,955
Equity Lifestyle Properties, Inc.	1,562,652	65,428
Eurobank Properties Real Estate Investment Co. (f)	5,344,702	61,841
General Growth Properties, Inc.	421,011	9,671
HCP, Inc.	341,800	14,308
iStar Financial, Inc. (a)(e)	1,397,065	20,760
Kilroy Realty Corp.	138,699	8,262
Liberty Property Trust (SBI)	242,700	9,101
MFA Financial, Inc.	2,327,590	18,458
NorthStar Realty Finance Corp.	2,211,119	35,422
Piedmont Office Realty Trust, Inc. Class A	1,598,500	28,150
Redwood Trust, Inc. (e)	1,269,493	27,675
Ryman Hospitality Properties, Inc. (e)	302,379	13,773
SL Green Realty Corp.	259,198	27,141
Sun Communities, Inc.	393,949	17,952
The Macerich Co.	257,520	16,716
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Weyerhaeuser Co.	1,475,100	$ 44,032
WP Carey, Inc.	29,700	1,826
		621,950
Real Estate Management & Development - 1.9%
Brookfield Asset Management, Inc. Class A	264,300	11,095
CBRE Group, Inc. (a)	1,454,905	38,759
Forest City Enterprises, Inc. Class A (a)	2,411,782	45,607
Kennedy Wilson Europe Real Estate PLC	894,000	15,396
Kennedy-Wilson Holdings, Inc. (a)	2,635,114	57,551
		168,408
Thrifts & Mortgage Finance - 0.1%
Ocwen Financial Corp. (a)	323,800	12,272
TOTAL FINANCIALS		2,530,598
HEALTH CARE - 8.7%
Biotechnology - 1.2%
Aegerion Pharmaceuticals, Inc. (a)	222,190	9,834
Amgen, Inc.	197,075	22,023
Cubist Pharmaceuticals, Inc.	235,501	16,499
Theravance, Inc. (a)(e)	790,546	21,281
United Therapeutics Corp. (a)	351,044	35,108
		104,745
Health Care Equipment & Supplies - 1.1%
Boston Scientific Corp. (a)	2,648,800	33,401
CareFusion Corp. (a)	351,402	13,726
Masimo Corp. (a)	275,600	7,375
The Cooper Companies, Inc.	111,500	14,708
Zimmer Holdings, Inc.	309,797	29,988
		99,198
Health Care Providers & Services - 3.0%
Accretive Health, Inc. (a)	1,105,554	8,900
Cardinal Health, Inc.	687,523	47,790
Catamaran Corp. (United States) (a)	224,900	8,490
Cigna Corp.	491,470	39,337
Community Health Systems, Inc. (a)	840,617	31,851
Express Scripts Holding Co. (a)	308,954	20,570
HCA Holdings, Inc. (a)	744,416	38,710
Humana, Inc.	246,976	27,106
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Quest Diagnostics, Inc.	174,600	$ 9,765
UnitedHealth Group, Inc.	256,700	19,263
Universal American Spin Corp.	1,544,708	11,076
Universal Health Services, Inc. Class B	127,100	10,396
		273,254
Health Care Technology - 0.3%
CompuGroup Medical AG	972,795	25,926
Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	579,373	31,309
Lonza Group AG	193,475	20,214
		51,523
Pharmaceuticals - 2.5%
Actavis PLC (a)	318,929	65,167
Cardiome Pharma Corp. (a)(f)	1,007,900	7,770
Forest Laboratories, Inc. (a)	273,820	25,167
Hospira, Inc. (a)	115,900	5,308
Impax Laboratories, Inc. (a)	1,304,955	34,125
Jazz Pharmaceuticals PLC (a)	173,567	23,414
Salix Pharmaceuticals Ltd. (a)	56,585	6,224
Teva Pharmaceutical Industries Ltd. sponsored ADR	563,417	27,529
The Medicines Company (a)	1,305,868	34,736
		229,440
TOTAL HEALTH CARE		784,086
INDUSTRIALS - 9.6%
Aerospace & Defense - 1.5%
Curtiss-Wright Corp.	1,080,185	69,067
Finmeccanica SpA (a)(e)	2,282,000	21,069
Meggitt PLC	2,626,110	21,137
Textron, Inc.	728,000	29,775
		141,048
Air Freight & Logistics - 0.7%
FedEx Corp.	306,560	41,769
UTi Worldwide, Inc.	1,821,524	17,833
		59,602
Airlines - 0.2%
Southwest Airlines Co.	932,568	22,540
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - 1.6%
ADT Corp. (e)	927,569	$ 28,050
Intrum Justitia AB	704,887	20,391
Iron Mountain, Inc.	1,356,610	38,582
Progressive Waste Solution Ltd. (Canada)	1,237,160	30,115
West Corp.	1,107,910	26,978
		144,116
Construction & Engineering - 1.9%
AECOM Technology Corp. (a)	2,454,872	79,587
URS Corp.	1,949,319	91,852
		171,439
Electrical Equipment - 0.8%
Babcock & Wilcox Co.	1,971,665	68,594
Industrial Conglomerates - 0.1%
Koninklijke Philips Electronics NV	279,780	8,957
Machinery - 0.8%
Manitowoc Co., Inc.	436,707	13,879
Snap-On, Inc.	37,939	4,401
Stanley Black & Decker, Inc.	600,683	51,593
Valmont Industries, Inc.	23,418	3,487
		73,360
Marine - 0.1%
Ultrapetrol (Bahamas) Ltd. (a)(e)	3,914,472	11,078
Professional Services - 0.5%
Dun & Bradstreet Corp.	300,408	33,273
FTI Consulting, Inc. (a)	322,810	11,072
		44,345
Road & Rail - 0.4%
CSX Corp.	645,099	18,205
Quality Distribution, Inc. (a)	214,348	2,694
TransForce, Inc.	599,400	13,087
		33,986
Trading Companies & Distributors - 1.0%
AerCap Holdings NV (a)	1,340,799	55,952
WESCO International, Inc. (a)	349,870	30,712
		86,664
TOTAL INDUSTRIALS		865,729
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 12.0%
Communications Equipment - 0.8%
Juniper Networks, Inc. (a)	1,147,031	$ 28,320
Plantronics, Inc.	495,465	21,587
QUALCOMM, Inc.	303,954	23,924
		73,831
Electronic Equipment & Components - 1.5%
Aeroflex Holding Corp. (a)	1,734,919	13,272
Ingram Micro, Inc. Class A (a)	961,350	25,918
Jabil Circuit, Inc.	2,746,605	47,406
TE Connectivity Ltd.	379,966	22,410
TTM Technologies, Inc. (a)	2,990,163	23,592
		132,598
IT Services - 2.4%
Amdocs Ltd.	724,341	33,704
CGI Group, Inc. Class A (sub. vtg.) (a)	749,000	27,007
Computer Sciences Corp.	479,226	28,361
Quindell PLC (e)	44,786,888	18,905
Sykes Enterprises, Inc. (a)	327,022	6,472
Total System Services, Inc.	2,616,600	83,129
Unisys Corp. (a)	990,666	24,143
		221,721
Semiconductors & Semiconductor Equipment - 2.7%
Broadcom Corp. Class A	2,822,454	86,960
Freescale Semiconductor, Inc. (a)	1,344,559	29,540
Intersil Corp. Class A	1,486,273	18,341
MagnaChip Semiconductor Corp. (a)	808,100	11,313
Maxim Integrated Products, Inc.	431,153	13,987
PMC-Sierra, Inc. (a)	2,771,110	18,954
Samsung Electronics Co. Ltd.	49,896	64,863
		243,958
Software - 4.0%
Activision Blizzard, Inc.	2,579,996	51,626
Comverse, Inc. (a)	828,757	20,669
Constellation Software, Inc.	71,300	15,791
Electronic Arts, Inc. (a)	697,115	19,728
Intuit, Inc.	269,700	20,430
Microsoft Corp.	499,900	20,196
MicroStrategy, Inc. Class A (a)	151,700	18,421
Nintendo Co. Ltd.	98,800	10,370
Oracle Corp.	1,921,807	78,563
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Parametric Technology Corp. (a)	440,788	$ 15,591
Rovi Corp. (a)	689,100	15,360
Symantec Corp.	2,624,838	53,232
Synopsys, Inc. (a)	601,900	22,643
		362,620
Technology Hardware, Storage & Peripherals - 0.6%
EMC Corp.	1,997,162	51,527
TOTAL INFORMATION TECHNOLOGY		1,086,255
MATERIALS - 4.6%
Chemicals - 3.4%
Agrium, Inc. (e)	248,200	23,838
Axiall Corp.	589,294	27,461
Cabot Corp.	450,281	26,026
Celanese Corp. Class A	818,074	50,254
Chemtura Corp. (a)	310,749	6,930
Cytec Industries, Inc.	236,700	22,562
Eastman Chemical Co.	671,103	58,500
LyondellBasell Industries NV Class A	207,080	19,155
Methanex Corp.	826,666	51,204
RPM International, Inc.	383,525	16,361
Tronox Ltd. Class A	67,126	1,645
Westlake Chemical Corp.	110,300	7,853
		311,789
Containers & Packaging - 0.3%
Sonoco Products Co.	577,178	24,288
Metals & Mining - 0.9%
Freeport-McMoRan Copper & Gold, Inc.	613,300	21,079
Gem Diamonds Ltd. (a)	3,579,464	10,032
Newmont Mining Corp.	283,700	7,044
Reliance Steel & Aluminum Co.	168,153	11,909
Rio Tinto PLC sponsored ADR (e)	293,818	15,951
SunCoke Energy, Inc. (a)	691,213	14,426
		80,441
TOTAL MATERIALS		416,518
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.1%
CenturyLink, Inc.	106,391	$ 3,714
Frontier Communications Corp. (e)	1,550,604	9,226
		12,940
Wireless Telecommunication Services - 0.1%
NII Holdings, Inc. (a)(e)	611,457	526
T-Mobile U.S., Inc. (a)	253,300	7,419
		7,945
TOTAL TELECOMMUNICATION SERVICES		20,885
UTILITIES - 10.2%
Electric Utilities - 4.7%
Edison International	2,797,393	158,221
Exelon Corp.	1,152,600	40,376
ITC Holdings Corp.	3,491,666	129,087
NextEra Energy, Inc.	417,118	41,649
Xcel Energy, Inc.	1,695,380	54,032
		423,365
Gas Utilities - 1.4%
Atmos Energy Corp.	914,638	46,683
National Fuel Gas Co.	1,094,300	80,584
		127,267
Independent Power Producers & Energy Traders - 0.5%
Dynegy, Inc. (a)	1,716,400	48,832
Multi-Utilities - 3.6%
DTE Energy Co.	516,900	40,391
NiSource, Inc.	3,352,818	121,774
Sempra Energy	1,618,697	159,618
		321,783
TOTAL UTILITIES		921,247
TOTAL COMMON STOCKS (Cost $7,656,340)		8,754,237
Nonconvertible Preferred Stocks - 0.5%
	Shares	Value (000s)
FINANCIALS - 0.5%
Banks - 0.5%
Itau Unibanco Holding SA sponsored ADR (Cost $54,156)	3,048,008	$ 49,865
Nonconvertible Bonds - 0.2%
		Principal Amount (000s) (d)
FINANCIALS - 0.2%
Banks - 0.2%
Bank of Ireland 10% 7/30/16 (Cost $13,527)	EUR	10,286	15,819
U.S. Treasury Obligations - 0.0%

U.S. Treasury Bills, yield at date of purchase 0.01% to 0.05% 5/29/14 to 7/17/14 (i) (Cost $4,020)		$ 4,020	4,020
Preferred Securities - 0.1%

FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Baggot Securities Ltd. 10.24% (g)(h) (Cost $5,175)	EUR	3,370	5,208
Money Market Funds - 4.6%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	260,020,447	260,020
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	159,051,092	159,051
TOTAL MONEY MARKET FUNDS (Cost $419,071)		419,071
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $8,152,289)		9,248,220
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(182,443)
NET ASSETS - 100%		$ 9,065,777
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
545 CME E-mini S&P MidCap 400 Index Contracts (United States)	June 2014	$ 73,744	$ (1,002)

The face value of futures purchased as a percentage of net assets is 0.8%
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,208,000 or 0.1% of net assets.

(h) Security is perpetual in nature with no stated maturity date.
(i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,020,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 120
Fidelity Securities Lending Cash Central Fund	487
Total	$ 607
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
BPZ Energy, Inc.	$ 8,937	$ 6,735	$ 432	$ -	$ 22,133
Cardiome Pharma Corp.	-	8,786	-	-	7,770
Eurobank Properties Real Estate Investment Co.	39,431	13,943	-	1,344	61,841
Quality Distribution, Inc.	17,137	-	20,419	-	-
Total	$ 65,505	$ 29,464	$ 20,851	$ 1,344	$ 91,744
Other Information

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,079,691	$ 1,079,691	$ -	$ -
Consumer Staples	338,394	338,394	-	-
Energy	710,834	710,834	-	-
Financials	2,580,463	2,507,651	72,812	-
Health Care	784,086	784,086	-	-
Industrials	865,729	856,772	8,957	-
Information Technology	1,086,255	1,075,885	10,370	-
Materials	416,518	416,518	-	-
Telecommunication Services	20,885	20,885	-	-
Utilities	921,247	921,247	-	-
Corporate Bonds	15,819	-	15,819	-
U.S. Government and Government Agency Obligations	4,020	-	4,020	-
Preferred Securities	5,208	-	5,208	-
Money Market Funds	419,071	419,071	-	-
Total Investments in Securities:	$ 9,248,220	$ 9,131,034	$ 117,186	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (1,002)	$ (1,002)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (Amounts in thousands)
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (1,002)
Total Value of Derivatives	$ -	$ (1,002)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	82.0%
Canada	4.4%
Bermuda	2.6%
United Kingdom	2.0%
Ireland	1.7%
Switzerland	1.2%
Others (Individually Less Than 1%)	6.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $154,238) - See accompanying schedule: Unaffiliated issuers (cost $7,669,813)	$ 8,737,405
Fidelity Central Funds (cost $419,071)	419,071
Other affiliated issuers (cost $63,405)	91,744
Total Investments (cost $8,152,289)		$ 9,248,220
Cash		677
Receivable for investments sold		66,381
Receivable for fund shares sold		9,637
Dividends receivable		5,411
Interest receivable		1,080
Distributions receivable from Fidelity Central Funds		110
Receivable for daily variation margin for derivative instruments		431
Prepaid expenses		7
Other receivables		504
Total assets		9,332,458

Liabilities
Payable for investments purchased	$ 95,612
Payable for fund shares redeemed	6,599
Accrued management fee	3,701
Other affiliated payables	1,187
Other payables and accrued expenses	531
Collateral on securities loaned, at value	159,051
Total liabilities		266,681

Net Assets		$ 9,065,777
Net Assets consist of:
Paid in capital		$ 8,472,264
Undistributed net investment income		22,959
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(524,419)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,094,973
Net Assets		$ 9,065,777

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2014 (Unaudited)

Value: Net Asset Value, offering price and redemption price per share ($7,682,067 ÷ 71,687.1 shares)	$ 107.16

Class K: Net Asset Value, offering price and redemption price per share ($1,383,710 ÷ 12,899.7 shares)	$ 107.27

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended April 30, 2014 (Unaudited)

Investment Income
Dividends (including $1,344 earned from other affiliated issuers)		$ 70,114
Interest		680
Income from Fidelity Central Funds		607
Total income		71,401

Expenses
Management fee Basic fee	$ 24,037
Performance adjustment	(1,137)
Transfer agent fees	6,229
Accounting and security lending fees	629
Custodian fees and expenses	153
Independent trustees' compensation	18
Registration fees	89
Audit	50
Legal	20
Miscellaneous	28
Total expenses before reductions	30,116
Expense reductions	(83)	30,033
Net investment income (loss)		41,368
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	611,688
Other affiliated issuers	11,021
Foreign currency transactions	(116)
Futures contracts	6,876
Total net realized gain (loss)		629,469
Change in net unrealized appreciation (depreciation) on: Investment securities	60,036
Assets and liabilities in foreign currencies	38
Futures contracts	(2,644)
Total change in net unrealized appreciation (depreciation)		57,430
Net gain (loss)		686,899
Net increase (decrease) in net assets resulting from operations		$ 728,267

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2014 (Unaudited)	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 41,368	$ 96,382
Net realized gain (loss)	629,469	1,050,363
Change in net unrealized appreciation (depreciation)	57,430	1,076,050
Net increase (decrease) in net assets resulting from operations	728,267	2,222,795
Distributions to shareholders from net investment income	(73,736)	(86,331)
Distributions to shareholders from net realized gain	(13,709)	-
Total distributions	(87,445)	(86,331)
Share transactions - net increase (decrease)	10,722	(57,835)
Total increase (decrease) in net assets	651,544	2,078,629

Net Assets
Beginning of period	8,414,233	6,335,604
End of period (including undistributed net investment income of $22,959 and undistributed net investment income of $55,327, respectively)	$ 9,065,777	$ 8,414,233

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Value

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 99.54	$ 74.14	$ 64.53	$ 64.09	$ 51.82	$ 43.78
Income from Investment Operations
Net investment income (loss) D	.48	1.13	.74	.59	.66 G	.59
Net realized and unrealized gain (loss)	8.17	25.28	9.48	.75	12.09	7.69
Total from investment operations	8.65	26.41	10.22	1.34	12.75	8.28
Distributions from net investment income	(.86)	(1.01)	(.58)	(.88)	(.48)	(.24)
Distributions from net realized gain	(.16)	-	(.03)	(.02)	-	-
Total distributions	(1.03) I	(1.01)	(.61)	(.90)	(.48)	(.24)
Net asset value, end of period	$ 107.16	$ 99.54	$ 74.14	$ 64.53	$ 64.09	$ 51.82
Total Return B, C	8.76%	36.07%	15.99%	2.05%	24.74%	19.12%
Ratios to Average Net Assets E, H
Expenses before reductions	.71% A	.67%	.68%	.60%	.64%	.64%
Expenses net of fee waivers, if any	.71% A	.67%	.68%	.60%	.64%	.64%
Expenses net of all reductions	.71% A	.65%	.68%	.59%	.63%	.64%
Net investment income (loss)	.93% A	1.30%	1.07%	.87%	1.12% G	1.41%
Supplemental Data
Net assets, end of period (in millions)	$ 7,682	$ 7,153	$ 5,571	$ 6,006	$ 7,276	$ 7,278
Portfolio turnover rate F	79% A	99%	77%	95%	148%	51%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.23 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .73%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $1.03 per share is comprised of distributions from net investment income of $.864 and distributions from net realized gain of $.164 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 99.70	$ 74.27	$ 64.66	$ 64.24	$ 51.96	$ 43.82
Income from Investment Operations
Net investment income (loss) D	.54	1.25	.85	.70	.76 G	.72
Net realized and unrealized gain (loss)	8.18	25.30	9.47	.74	12.12	7.67
Total from investment operations	8.72	26.55	10.32	1.44	12.88	8.39
Distributions from net investment income	(.98)	(1.12)	(.68)	(1.00)	(.60)	(.25)
Distributions from net realized gain	(.16)	-	(.03)	(.02)	-	-
Total distributions	(1.15) I	(1.12)	(.71)	(1.02)	(.60)	(.25)
Net asset value, end of period	$ 107.27	$ 99.70	$ 74.27	$ 64.66	$ 64.24	$ 51.96
Total Return B, C	8.82%	36.26%	16.16%	2.20%	24.96%	19.39%
Ratios to Average Net Assets E, H
Expenses before reductions	.59% A	.54%	.54%	.44%	.47%	.40%
Expenses net of fee waivers, if any	.59% A	.54%	.54%	.44%	.47%	.40%
Expenses net of all reductions	.59% A	.52%	.53%	.44%	.46%	.40%
Net investment income (loss)	1.04% A	1.42%	1.22%	1.02%	1.29% G	1.64%
Supplemental Data
Net assets, end of period (in millions)	$ 1,384	$ 1,261	$ 765	$ 639	$ 872	$ 484
Portfolio turnover rate F	79% A	99%	77%	95%	148%	51%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.23 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .90%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $1.15 per share is comprised of distributions from net investment income of $.983 and distributions from net realized gain of $.164 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2014 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Value Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Value and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2014 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, market discount, deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,380,490
Gross unrealized depreciation	(303,797)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,076,693
Tax cost	$ 8,171,527

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (790,328)
2018	(328,316)
Total capital loss carryforward	$ (1,118,644)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contractsmay be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Futures Contracts - continued

the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $6,876 and a change in net unrealized appreciation (depreciation) of $(2,644) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $3,387,654 and $3,362,454, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Value as compared to its benchmark index, the Russell Midcap Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .52% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Value. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Value	$ 5,932.16
Class K	297.05
	$ 6,229

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $99 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $8 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $2,179. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $487, including $9 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $50 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $33.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2014	Year ended October 31, 2013
From net investment income
Value	$ 61,240	$ 74,787
Class K	12,496	11,544
Total	$ 73,736	$ 86,331

Semiannual Report

10. Distributions to Shareholders - continued

	Six months ended April 30, 2014	Year ended October 31, 2013
From net realized gain
Value	$ 11,624	$ -
Class K	2,085	-
Total	$ 13,709	$ -

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013	Six months ended April 30, 2014	Year ended October 31, 2013
Value
Shares sold	5,030	9,486	$ 520,599	$ 829,245
Reinvestment of distributions	693	950	69,558	71,165
Shares redeemed	(5,900)	(13,712)	(606,159)	(1,163,752)
Net increase (decrease)	(177)	(3,276)	$ (16,002)	$ (263,342)
Class K
Shares sold	1,563	5,204	$ 162,466	$ 452,740
Reinvestment of distributions	145	154	14,580	11,544
Shares redeemed	(1,455)	(3,005)	(150,322)	(258,777)
Net increase (decrease)	253	2,353	$ 26,724	$ 205,507

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

VAL-K-USAN-0614
1.863250.105

Fidelity®

Value

Fund

Semiannual Report

April 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 to April 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period* November 1, 2013 to April 30, 2014
Value	.71%
Actual		$ 1,000.00	$ 1,087.60	$ 3.68
HypotheticalA		$ 1,000.00	$ 1,021.27	$ 3.56
Class K	.59%
Actual		$ 1,000.00	$ 1,088.20	$ 3.05
HypotheticalA		$ 1,000.00	$ 1,021.87	$ 2.96

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Sempra Energy	1.8	2.0
Edison International	1.7	1.5
ITC Holdings Corp.	1.4	1.6
NiSource, Inc.	1.3	1.3
Berkshire Hathaway, Inc. Class B	1.1	1.0
URS Corp.	1.0	1.3
Reinsurance Group of America, Inc.	1.0	0.9
Broadcom Corp. Class A	1.0	0.7
U.S. Bancorp	0.9	1.3
Total System Services, Inc.	0.9	0.6
	12.1
Top Five Market Sectors as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	28.7	27.7
Information Technology	12.0	11.3
Consumer Discretionary	11.9	11.9
Utilities	10.2	9.7
Industrials	9.6	10.5
Asset Allocation (% of fund's net assets)
As of April 30, 2014 *		As of October 31, 2013 **
	Stocks and Equity Futures 97.9%		Stocks and Equity Futures 97.1%
	Bonds 0.2%		Bonds 0.2%
	Other Investments 0.1%		Other Investments 0.0%
	Short-Term Investments and Net Other Assets (Liabilities) 1.8%		Short-Term Investments and Net Other Assets (Liabilities) 2.7%
* Foreign investments	18.0%	** Foreign investments	14.9%

Semiannual Report

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.9%
Auto Components - 1.3%
Allison Transmission Holdings, Inc.	1,426,272	$ 42,560
Tenneco, Inc. (a)	359,486	21,522
Visteon Corp. (a)	644,509	55,950
		120,032
Diversified Consumer Services - 0.7%
Anhanguera Educacional Participacoes SA	2,857,300	17,684
H&R Block, Inc.	766,159	21,774
Houghton Mifflin Harcourt Co.	967,858	19,773
		59,231
Hotels, Restaurants & Leisure - 0.4%
Bloomin' Brands, Inc. (a)	1,091,800	23,277
Brinker International, Inc.	340,210	16,718
		39,995
Household Durables - 0.8%
Helen of Troy Ltd. (a)	333,220	20,893
KB Home (e)	2,939,072	48,524
		69,417
Internet & Catalog Retail - 0.2%
Liberty Interactive Corp. Series A (a)	695,852	20,221
Leisure Products - 0.2%
Brunswick Corp.	462,368	18,583
Media - 2.2%
CBS Corp. Class B	735,860	42,503
Ipsos SA	305,465	11,841
Liberty Media Corp. Class A (a)	250,300	32,466
Live Nation Entertainment, Inc. (a)	2,671,282	55,776
Sinclair Broadcast Group, Inc. Class A	982,356	26,258
Twenty-First Century Fox, Inc. Class A	567,670	18,177
UBM PLC	1,445,800	16,026
		203,047
Multiline Retail - 1.2%
Dillard's, Inc. Class A	318,502	31,191
Kohl's Corp.	882,517	48,353
Macy's, Inc.	511,368	29,368
		108,912
Specialty Retail - 4.7%
Abercrombie & Fitch Co. Class A	654,863	24,073
Advance Auto Parts, Inc.	227,020	27,535
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
AutoZone, Inc. (a)	56,200	$ 30,005
Bed Bath & Beyond, Inc. (a)	309,700	19,242
Best Buy Co., Inc.	1,841,475	47,749
Chico's FAS, Inc.	2,743,041	43,559
Foot Locker, Inc.	639,060	29,735
Office Depot, Inc. (a)	5,317,374	21,748
PetSmart, Inc. (e)	307,200	20,791
Rent-A-Center, Inc.	817,574	23,881
Select Comfort Corp. (a)	2,478,706	45,608
Staples, Inc. (e)	5,300,591	66,257
The Men's Wearhouse, Inc.	456,119	21,611
		421,794
Textiles, Apparel & Luxury Goods - 0.2%
Gildan Activewear, Inc.	361,100	18,459
TOTAL CONSUMER DISCRETIONARY		1,079,691
CONSUMER STAPLES - 3.7%
Beverages - 0.8%
C&C Group PLC	3,256,719	19,383
Cott Corp.	2,450,611	19,899
Molson Coors Brewing Co. Class B	416,986	25,007
Treasury Wine Estates Ltd.	2,654,313	9,395
		73,684
Food Products - 1.9%
Bunge Ltd.	872,255	69,475
Dean Foods Co.	2,388,658	37,836
Greencore Group PLC	4,178,859	18,422
Ingredion, Inc.	336,454	23,703
The J.M. Smucker Co.	264,031	25,527
		174,963
Household Products - 0.2%
Svenska Cellulosa AB (SCA) (B Shares)	650,175	18,209
Personal Products - 0.3%
Coty, Inc. Class A	1,833,748	29,432
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 0.5%
Japan Tobacco, Inc.	450,400	$ 14,785
Lorillard, Inc.	459,802	27,321
		42,106
TOTAL CONSUMER STAPLES		338,394
ENERGY - 7.8%
Energy Equipment & Services - 2.3%
Cameron International Corp. (a)	842,159	54,707
Halliburton Co.	1,085,041	68,434
National Oilwell Varco, Inc.	317,840	24,960
Odfjell Drilling A/S	1,843,582	10,421
Rowan Companies PLC	1,617,213	50,004
		208,526
Oil, Gas & Consumable Fuels - 5.5%
Access Midstream Partners LP	615,049	36,503
Anadarko Petroleum Corp.	251,100	24,864
BPZ Energy, Inc. (a)(e)(f)	8,197,340	22,133
Canadian Natural Resources Ltd.	557,000	22,696
Cloud Peak Energy, Inc. (a)	142,677	2,809
Energen Corp.	839,846	65,432
Imperial Oil Ltd.	433,200	21,153
Marathon Petroleum Corp.	672,638	62,522
Markwest Energy Partners LP	234,200	14,834
Newfield Exploration Co. (a)	1,141,510	38,640
Noble Energy, Inc.	537,098	38,553
Northern Oil & Gas, Inc. (a)	983,191	15,171
Scorpio Tankers, Inc.	1,315,345	11,851
Stone Energy Corp. (a)	612,100	30,024
Ultra Petroleum Corp. (a)	741,700	22,103
Whiting Petroleum Corp. (a)	990,503	73,020
		502,308
TOTAL ENERGY		710,834
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 27.9%
Banks - 4.9%
Bank of Ireland (a)	22,747,694	$ 8,902
Barclays PLC sponsored ADR	1,407,064	24,075
CIT Group, Inc.	1,056,176	45,468
Citigroup, Inc.	467,816	22,413
EFG Eurobank Ergasias SA (a)	38,309,200	21,791
First Citizen Bancshares, Inc.	283,093	63,665
JPMorgan Chase & Co.	1,032,617	57,806
M&T Bank Corp. (e)	302,181	36,869
PNC Financial Services Group, Inc.	489,744	41,158
U.S. Bancorp	2,083,315	84,958
Wells Fargo & Co.	713,428	35,415
		442,520
Capital Markets - 3.8%
Ameriprise Financial, Inc.	378,255	42,225
Apollo Global Management LLC Class A	448,132	12,158
Ares Capital Corp.	1,614,867	27,727
Carlyle Group LP	854,640	27,417
E*TRADE Financial Corp. (a)	1,624,541	36,471
Fortress Investment Group LLC	2,881,828	20,605
Invesco Ltd.	1,996,921	70,312
KKR & Co. LP	1,722,768	39,124
The Blackstone Group LP	1,208,804	35,696
UBS AG	1,438,380	30,082
Vontobel Holdings AG	119,762	4,688
		346,505
Consumer Finance - 2.0%
Capital One Financial Corp.	895,191	66,155
Cash America International, Inc.	391,445	17,047
SLM Corp.	3,193,068	82,222
Springleaf Holdings, Inc.	728,738	16,746
		182,170
Diversified Financial Services - 1.5%
Berkshire Hathaway, Inc. Class B (a)	801,489	103,272
The NASDAQ OMX Group, Inc.	919,270	33,921
		137,193
Insurance - 6.8%
AFLAC, Inc.	423,846	26,584
Allied World Assurance Co. Holdings Ltd.	230,193	24,789
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Allstate Corp.	453,385	$ 25,820
AMBAC Financial Group, Inc. (a)(e)	1,794,259	54,151
Fairfax Financial Holdings Ltd. (sub. vtg.)	154,361	67,305
Fidelity National Financial, Inc. Class A	898,300	28,907
Greenlight Capital Re, Ltd. (a)	1,035,727	32,967
Intact Financial Corp.	407,200	26,738
Mercury General Corp.	301,733	14,441
Old Republic International Corp.	2,151,705	35,632
Primerica, Inc.	399,800	18,347
ProAssurance Corp.	456,507	20,735
Progressive Corp.	574,900	13,941
Prudential PLC	1,471,477	33,828
Reinsurance Group of America, Inc.	1,143,476	87,716
StanCorp Financial Group, Inc.	386,228	23,599
Third Point Reinsurance Ltd.	856,992	13,403
Torchmark Corp.	472,801	37,682
Validus Holdings Ltd.	890,082	32,995
		619,580
Real Estate Investment Trusts - 6.9%
Alexandria Real Estate Equities, Inc.	458,430	33,841
American Capital Agency Corp.	2,341,222	53,169
American Tower Corp.	832,338	69,517
Boston Properties, Inc.	47,731	5,591
Corporate Office Properties Trust (SBI)	649,009	17,361
Digital Realty Trust, Inc. (e)	411,142	21,955
Equity Lifestyle Properties, Inc.	1,562,652	65,428
Eurobank Properties Real Estate Investment Co. (f)	5,344,702	61,841
General Growth Properties, Inc.	421,011	9,671
HCP, Inc.	341,800	14,308
iStar Financial, Inc. (a)(e)	1,397,065	20,760
Kilroy Realty Corp.	138,699	8,262
Liberty Property Trust (SBI)	242,700	9,101
MFA Financial, Inc.	2,327,590	18,458
NorthStar Realty Finance Corp.	2,211,119	35,422
Piedmont Office Realty Trust, Inc. Class A	1,598,500	28,150
Redwood Trust, Inc. (e)	1,269,493	27,675
Ryman Hospitality Properties, Inc. (e)	302,379	13,773
SL Green Realty Corp.	259,198	27,141
Sun Communities, Inc.	393,949	17,952
The Macerich Co.	257,520	16,716
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Weyerhaeuser Co.	1,475,100	$ 44,032
WP Carey, Inc.	29,700	1,826
		621,950
Real Estate Management & Development - 1.9%
Brookfield Asset Management, Inc. Class A	264,300	11,095
CBRE Group, Inc. (a)	1,454,905	38,759
Forest City Enterprises, Inc. Class A (a)	2,411,782	45,607
Kennedy Wilson Europe Real Estate PLC	894,000	15,396
Kennedy-Wilson Holdings, Inc. (a)	2,635,114	57,551
		168,408
Thrifts & Mortgage Finance - 0.1%
Ocwen Financial Corp. (a)	323,800	12,272
TOTAL FINANCIALS		2,530,598
HEALTH CARE - 8.7%
Biotechnology - 1.2%
Aegerion Pharmaceuticals, Inc. (a)	222,190	9,834
Amgen, Inc.	197,075	22,023
Cubist Pharmaceuticals, Inc.	235,501	16,499
Theravance, Inc. (a)(e)	790,546	21,281
United Therapeutics Corp. (a)	351,044	35,108
		104,745
Health Care Equipment & Supplies - 1.1%
Boston Scientific Corp. (a)	2,648,800	33,401
CareFusion Corp. (a)	351,402	13,726
Masimo Corp. (a)	275,600	7,375
The Cooper Companies, Inc.	111,500	14,708
Zimmer Holdings, Inc.	309,797	29,988
		99,198
Health Care Providers & Services - 3.0%
Accretive Health, Inc. (a)	1,105,554	8,900
Cardinal Health, Inc.	687,523	47,790
Catamaran Corp. (United States) (a)	224,900	8,490
Cigna Corp.	491,470	39,337
Community Health Systems, Inc. (a)	840,617	31,851
Express Scripts Holding Co. (a)	308,954	20,570
HCA Holdings, Inc. (a)	744,416	38,710
Humana, Inc.	246,976	27,106
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Quest Diagnostics, Inc.	174,600	$ 9,765
UnitedHealth Group, Inc.	256,700	19,263
Universal American Spin Corp.	1,544,708	11,076
Universal Health Services, Inc. Class B	127,100	10,396
		273,254
Health Care Technology - 0.3%
CompuGroup Medical AG	972,795	25,926
Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	579,373	31,309
Lonza Group AG	193,475	20,214
		51,523
Pharmaceuticals - 2.5%
Actavis PLC (a)	318,929	65,167
Cardiome Pharma Corp. (a)(f)	1,007,900	7,770
Forest Laboratories, Inc. (a)	273,820	25,167
Hospira, Inc. (a)	115,900	5,308
Impax Laboratories, Inc. (a)	1,304,955	34,125
Jazz Pharmaceuticals PLC (a)	173,567	23,414
Salix Pharmaceuticals Ltd. (a)	56,585	6,224
Teva Pharmaceutical Industries Ltd. sponsored ADR	563,417	27,529
The Medicines Company (a)	1,305,868	34,736
		229,440
TOTAL HEALTH CARE		784,086
INDUSTRIALS - 9.6%
Aerospace & Defense - 1.5%
Curtiss-Wright Corp.	1,080,185	69,067
Finmeccanica SpA (a)(e)	2,282,000	21,069
Meggitt PLC	2,626,110	21,137
Textron, Inc.	728,000	29,775
		141,048
Air Freight & Logistics - 0.7%
FedEx Corp.	306,560	41,769
UTi Worldwide, Inc.	1,821,524	17,833
		59,602
Airlines - 0.2%
Southwest Airlines Co.	932,568	22,540
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - 1.6%
ADT Corp. (e)	927,569	$ 28,050
Intrum Justitia AB	704,887	20,391
Iron Mountain, Inc.	1,356,610	38,582
Progressive Waste Solution Ltd. (Canada)	1,237,160	30,115
West Corp.	1,107,910	26,978
		144,116
Construction & Engineering - 1.9%
AECOM Technology Corp. (a)	2,454,872	79,587
URS Corp.	1,949,319	91,852
		171,439
Electrical Equipment - 0.8%
Babcock & Wilcox Co.	1,971,665	68,594
Industrial Conglomerates - 0.1%
Koninklijke Philips Electronics NV	279,780	8,957
Machinery - 0.8%
Manitowoc Co., Inc.	436,707	13,879
Snap-On, Inc.	37,939	4,401
Stanley Black & Decker, Inc.	600,683	51,593
Valmont Industries, Inc.	23,418	3,487
		73,360
Marine - 0.1%
Ultrapetrol (Bahamas) Ltd. (a)(e)	3,914,472	11,078
Professional Services - 0.5%
Dun & Bradstreet Corp.	300,408	33,273
FTI Consulting, Inc. (a)	322,810	11,072
		44,345
Road & Rail - 0.4%
CSX Corp.	645,099	18,205
Quality Distribution, Inc. (a)	214,348	2,694
TransForce, Inc.	599,400	13,087
		33,986
Trading Companies & Distributors - 1.0%
AerCap Holdings NV (a)	1,340,799	55,952
WESCO International, Inc. (a)	349,870	30,712
		86,664
TOTAL INDUSTRIALS		865,729
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 12.0%
Communications Equipment - 0.8%
Juniper Networks, Inc. (a)	1,147,031	$ 28,320
Plantronics, Inc.	495,465	21,587
QUALCOMM, Inc.	303,954	23,924
		73,831
Electronic Equipment & Components - 1.5%
Aeroflex Holding Corp. (a)	1,734,919	13,272
Ingram Micro, Inc. Class A (a)	961,350	25,918
Jabil Circuit, Inc.	2,746,605	47,406
TE Connectivity Ltd.	379,966	22,410
TTM Technologies, Inc. (a)	2,990,163	23,592
		132,598
IT Services - 2.4%
Amdocs Ltd.	724,341	33,704
CGI Group, Inc. Class A (sub. vtg.) (a)	749,000	27,007
Computer Sciences Corp.	479,226	28,361
Quindell PLC (e)	44,786,888	18,905
Sykes Enterprises, Inc. (a)	327,022	6,472
Total System Services, Inc.	2,616,600	83,129
Unisys Corp. (a)	990,666	24,143
		221,721
Semiconductors & Semiconductor Equipment - 2.7%
Broadcom Corp. Class A	2,822,454	86,960
Freescale Semiconductor, Inc. (a)	1,344,559	29,540
Intersil Corp. Class A	1,486,273	18,341
MagnaChip Semiconductor Corp. (a)	808,100	11,313
Maxim Integrated Products, Inc.	431,153	13,987
PMC-Sierra, Inc. (a)	2,771,110	18,954
Samsung Electronics Co. Ltd.	49,896	64,863
		243,958
Software - 4.0%
Activision Blizzard, Inc.	2,579,996	51,626
Comverse, Inc. (a)	828,757	20,669
Constellation Software, Inc.	71,300	15,791
Electronic Arts, Inc. (a)	697,115	19,728
Intuit, Inc.	269,700	20,430
Microsoft Corp.	499,900	20,196
MicroStrategy, Inc. Class A (a)	151,700	18,421
Nintendo Co. Ltd.	98,800	10,370
Oracle Corp.	1,921,807	78,563
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Parametric Technology Corp. (a)	440,788	$ 15,591
Rovi Corp. (a)	689,100	15,360
Symantec Corp.	2,624,838	53,232
Synopsys, Inc. (a)	601,900	22,643
		362,620
Technology Hardware, Storage & Peripherals - 0.6%
EMC Corp.	1,997,162	51,527
TOTAL INFORMATION TECHNOLOGY		1,086,255
MATERIALS - 4.6%
Chemicals - 3.4%
Agrium, Inc. (e)	248,200	23,838
Axiall Corp.	589,294	27,461
Cabot Corp.	450,281	26,026
Celanese Corp. Class A	818,074	50,254
Chemtura Corp. (a)	310,749	6,930
Cytec Industries, Inc.	236,700	22,562
Eastman Chemical Co.	671,103	58,500
LyondellBasell Industries NV Class A	207,080	19,155
Methanex Corp.	826,666	51,204
RPM International, Inc.	383,525	16,361
Tronox Ltd. Class A	67,126	1,645
Westlake Chemical Corp.	110,300	7,853
		311,789
Containers & Packaging - 0.3%
Sonoco Products Co.	577,178	24,288
Metals & Mining - 0.9%
Freeport-McMoRan Copper & Gold, Inc.	613,300	21,079
Gem Diamonds Ltd. (a)	3,579,464	10,032
Newmont Mining Corp.	283,700	7,044
Reliance Steel & Aluminum Co.	168,153	11,909
Rio Tinto PLC sponsored ADR (e)	293,818	15,951
SunCoke Energy, Inc. (a)	691,213	14,426
		80,441
TOTAL MATERIALS		416,518
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.1%
CenturyLink, Inc.	106,391	$ 3,714
Frontier Communications Corp. (e)	1,550,604	9,226
		12,940
Wireless Telecommunication Services - 0.1%
NII Holdings, Inc. (a)(e)	611,457	526
T-Mobile U.S., Inc. (a)	253,300	7,419
		7,945
TOTAL TELECOMMUNICATION SERVICES		20,885
UTILITIES - 10.2%
Electric Utilities - 4.7%
Edison International	2,797,393	158,221
Exelon Corp.	1,152,600	40,376
ITC Holdings Corp.	3,491,666	129,087
NextEra Energy, Inc.	417,118	41,649
Xcel Energy, Inc.	1,695,380	54,032
		423,365
Gas Utilities - 1.4%
Atmos Energy Corp.	914,638	46,683
National Fuel Gas Co.	1,094,300	80,584
		127,267
Independent Power Producers & Energy Traders - 0.5%
Dynegy, Inc. (a)	1,716,400	48,832
Multi-Utilities - 3.6%
DTE Energy Co.	516,900	40,391
NiSource, Inc.	3,352,818	121,774
Sempra Energy	1,618,697	159,618
		321,783
TOTAL UTILITIES		921,247
TOTAL COMMON STOCKS (Cost $7,656,340)		8,754,237
Nonconvertible Preferred Stocks - 0.5%
	Shares	Value (000s)
FINANCIALS - 0.5%
Banks - 0.5%
Itau Unibanco Holding SA sponsored ADR (Cost $54,156)	3,048,008	$ 49,865
Nonconvertible Bonds - 0.2%
		Principal Amount (000s) (d)
FINANCIALS - 0.2%
Banks - 0.2%
Bank of Ireland 10% 7/30/16 (Cost $13,527)	EUR	10,286	15,819
U.S. Treasury Obligations - 0.0%

U.S. Treasury Bills, yield at date of purchase 0.01% to 0.05% 5/29/14 to 7/17/14 (i) (Cost $4,020)		$ 4,020	4,020
Preferred Securities - 0.1%

FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Baggot Securities Ltd. 10.24% (g)(h) (Cost $5,175)	EUR	3,370	5,208
Money Market Funds - 4.6%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	260,020,447	260,020
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	159,051,092	159,051
TOTAL MONEY MARKET FUNDS (Cost $419,071)		419,071
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $8,152,289)		9,248,220
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(182,443)
NET ASSETS - 100%		$ 9,065,777
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
545 CME E-mini S&P MidCap 400 Index Contracts (United States)	June 2014	$ 73,744	$ (1,002)

The face value of futures purchased as a percentage of net assets is 0.8%
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,208,000 or 0.1% of net assets.

(h) Security is perpetual in nature with no stated maturity date.
(i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,020,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 120
Fidelity Securities Lending Cash Central Fund	487
Total	$ 607
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
BPZ Energy, Inc.	$ 8,937	$ 6,735	$ 432	$ -	$ 22,133
Cardiome Pharma Corp.	-	8,786	-	-	7,770
Eurobank Properties Real Estate Investment Co.	39,431	13,943	-	1,344	61,841
Quality Distribution, Inc.	17,137	-	20,419	-	-
Total	$ 65,505	$ 29,464	$ 20,851	$ 1,344	$ 91,744
Other Information

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,079,691	$ 1,079,691	$ -	$ -
Consumer Staples	338,394	338,394	-	-
Energy	710,834	710,834	-	-
Financials	2,580,463	2,507,651	72,812	-
Health Care	784,086	784,086	-	-
Industrials	865,729	856,772	8,957	-
Information Technology	1,086,255	1,075,885	10,370	-
Materials	416,518	416,518	-	-
Telecommunication Services	20,885	20,885	-	-
Utilities	921,247	921,247	-	-
Corporate Bonds	15,819	-	15,819	-
U.S. Government and Government Agency Obligations	4,020	-	4,020	-
Preferred Securities	5,208	-	5,208	-
Money Market Funds	419,071	419,071	-	-
Total Investments in Securities:	$ 9,248,220	$ 9,131,034	$ 117,186	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (1,002)	$ (1,002)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (Amounts in thousands)
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (1,002)
Total Value of Derivatives	$ -	$ (1,002)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	82.0%
Canada	4.4%
Bermuda	2.6%
United Kingdom	2.0%
Ireland	1.7%
Switzerland	1.2%
Others (Individually Less Than 1%)	6.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $154,238) - See accompanying schedule: Unaffiliated issuers (cost $7,669,813)	$ 8,737,405
Fidelity Central Funds (cost $419,071)	419,071
Other affiliated issuers (cost $63,405)	91,744
Total Investments (cost $8,152,289)		$ 9,248,220
Cash		677
Receivable for investments sold		66,381
Receivable for fund shares sold		9,637
Dividends receivable		5,411
Interest receivable		1,080
Distributions receivable from Fidelity Central Funds		110
Receivable for daily variation margin for derivative instruments		431
Prepaid expenses		7
Other receivables		504
Total assets		9,332,458

Liabilities
Payable for investments purchased	$ 95,612
Payable for fund shares redeemed	6,599
Accrued management fee	3,701
Other affiliated payables	1,187
Other payables and accrued expenses	531
Collateral on securities loaned, at value	159,051
Total liabilities		266,681

Net Assets		$ 9,065,777
Net Assets consist of:
Paid in capital		$ 8,472,264
Undistributed net investment income		22,959
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(524,419)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,094,973
Net Assets		$ 9,065,777

See accompanying notes which are an integral part of the financial statements.

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Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2014 (Unaudited)

Value: Net Asset Value, offering price and redemption price per share ($7,682,067 ÷ 71,687.1 shares)	$ 107.16

Class K: Net Asset Value, offering price and redemption price per share ($1,383,710 ÷ 12,899.7 shares)	$ 107.27

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended April 30, 2014 (Unaudited)

Investment Income
Dividends (including $1,344 earned from other affiliated issuers)		$ 70,114
Interest		680
Income from Fidelity Central Funds		607
Total income		71,401

Expenses
Management fee Basic fee	$ 24,037
Performance adjustment	(1,137)
Transfer agent fees	6,229
Accounting and security lending fees	629
Custodian fees and expenses	153
Independent trustees' compensation	18
Registration fees	89
Audit	50
Legal	20
Miscellaneous	28
Total expenses before reductions	30,116
Expense reductions	(83)	30,033
Net investment income (loss)		41,368
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	611,688
Other affiliated issuers	11,021
Foreign currency transactions	(116)
Futures contracts	6,876
Total net realized gain (loss)		629,469
Change in net unrealized appreciation (depreciation) on: Investment securities	60,036
Assets and liabilities in foreign currencies	38
Futures contracts	(2,644)
Total change in net unrealized appreciation (depreciation)		57,430
Net gain (loss)		686,899
Net increase (decrease) in net assets resulting from operations		$ 728,267

See accompanying notes which are an integral part of the financial statements.

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Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2014 (Unaudited)	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 41,368	$ 96,382
Net realized gain (loss)	629,469	1,050,363
Change in net unrealized appreciation (depreciation)	57,430	1,076,050
Net increase (decrease) in net assets resulting from operations	728,267	2,222,795
Distributions to shareholders from net investment income	(73,736)	(86,331)
Distributions to shareholders from net realized gain	(13,709)	-
Total distributions	(87,445)	(86,331)
Share transactions - net increase (decrease)	10,722	(57,835)
Total increase (decrease) in net assets	651,544	2,078,629

Net Assets
Beginning of period	8,414,233	6,335,604
End of period (including undistributed net investment income of $22,959 and undistributed net investment income of $55,327, respectively)	$ 9,065,777	$ 8,414,233

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Value

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 99.54	$ 74.14	$ 64.53	$ 64.09	$ 51.82	$ 43.78
Income from Investment Operations
Net investment income (loss) D	.48	1.13	.74	.59	.66 G	.59
Net realized and unrealized gain (loss)	8.17	25.28	9.48	.75	12.09	7.69
Total from investment operations	8.65	26.41	10.22	1.34	12.75	8.28
Distributions from net investment income	(.86)	(1.01)	(.58)	(.88)	(.48)	(.24)
Distributions from net realized gain	(.16)	-	(.03)	(.02)	-	-
Total distributions	(1.03) I	(1.01)	(.61)	(.90)	(.48)	(.24)
Net asset value, end of period	$ 107.16	$ 99.54	$ 74.14	$ 64.53	$ 64.09	$ 51.82
Total Return B, C	8.76%	36.07%	15.99%	2.05%	24.74%	19.12%
Ratios to Average Net Assets E, H
Expenses before reductions	.71% A	.67%	.68%	.60%	.64%	.64%
Expenses net of fee waivers, if any	.71% A	.67%	.68%	.60%	.64%	.64%
Expenses net of all reductions	.71% A	.65%	.68%	.59%	.63%	.64%
Net investment income (loss)	.93% A	1.30%	1.07%	.87%	1.12% G	1.41%
Supplemental Data
Net assets, end of period (in millions)	$ 7,682	$ 7,153	$ 5,571	$ 6,006	$ 7,276	$ 7,278
Portfolio turnover rate F	79% A	99%	77%	95%	148%	51%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.23 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .73%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $1.03 per share is comprised of distributions from net investment income of $.864 and distributions from net realized gain of $.164 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 99.70	$ 74.27	$ 64.66	$ 64.24	$ 51.96	$ 43.82
Income from Investment Operations
Net investment income (loss) D	.54	1.25	.85	.70	.76 G	.72
Net realized and unrealized gain (loss)	8.18	25.30	9.47	.74	12.12	7.67
Total from investment operations	8.72	26.55	10.32	1.44	12.88	8.39
Distributions from net investment income	(.98)	(1.12)	(.68)	(1.00)	(.60)	(.25)
Distributions from net realized gain	(.16)	-	(.03)	(.02)	-	-
Total distributions	(1.15) I	(1.12)	(.71)	(1.02)	(.60)	(.25)
Net asset value, end of period	$ 107.27	$ 99.70	$ 74.27	$ 64.66	$ 64.24	$ 51.96
Total Return B, C	8.82%	36.26%	16.16%	2.20%	24.96%	19.39%
Ratios to Average Net Assets E, H
Expenses before reductions	.59% A	.54%	.54%	.44%	.47%	.40%
Expenses net of fee waivers, if any	.59% A	.54%	.54%	.44%	.47%	.40%
Expenses net of all reductions	.59% A	.52%	.53%	.44%	.46%	.40%
Net investment income (loss)	1.04% A	1.42%	1.22%	1.02%	1.29% G	1.64%
Supplemental Data
Net assets, end of period (in millions)	$ 1,384	$ 1,261	$ 765	$ 639	$ 872	$ 484
Portfolio turnover rate F	79% A	99%	77%	95%	148%	51%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.23 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .90%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $1.15 per share is comprised of distributions from net investment income of $.983 and distributions from net realized gain of $.164 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2014 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Value Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Value and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or

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3. Significant Accounting Policies - continued

Investment Valuation - continued

reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2014 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, market discount, deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,380,490
Gross unrealized depreciation	(303,797)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,076,693
Tax cost	$ 8,171,527

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (790,328)
2018	(328,316)
Total capital loss carryforward	$ (1,118,644)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contractsmay be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Futures Contracts - continued

the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $6,876 and a change in net unrealized appreciation (depreciation) of $(2,644) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $3,387,654 and $3,362,454, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Value as compared to its benchmark index, the Russell Midcap Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .52% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Value. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Value	$ 5,932.16
Class K	297.05
	$ 6,229

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $99 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $8 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $2,179. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $487, including $9 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $50 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $33.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2014	Year ended October 31, 2013
From net investment income
Value	$ 61,240	$ 74,787
Class K	12,496	11,544
Total	$ 73,736	$ 86,331

Semiannual Report

10. Distributions to Shareholders - continued

	Six months ended April 30, 2014	Year ended October 31, 2013
From net realized gain
Value	$ 11,624	$ -
Class K	2,085	-
Total	$ 13,709	$ -

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013	Six months ended April 30, 2014	Year ended October 31, 2013
Value
Shares sold	5,030	9,486	$ 520,599	$ 829,245
Reinvestment of distributions	693	950	69,558	71,165
Shares redeemed	(5,900)	(13,712)	(606,159)	(1,163,752)
Net increase (decrease)	(177)	(3,276)	$ (16,002)	$ (263,342)
Class K
Shares sold	1,563	5,204	$ 162,466	$ 452,740
Reinvestment of distributions	145	154	14,580	11,544
Shares redeemed	(1,455)	(3,005)	(150,322)	(258,777)
Net increase (decrease)	253	2,353	$ 26,724	$ 205,507

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

VAL-USAN-0614
1.784919.111

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Capital Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Capital Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Capital Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 23, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 23, 2014